UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM ABSOLUTE RETURN BOND FUND

(Formerly known as Prudential Absolute Return Bond Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Absolute Return Bond Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Absolute Return Bond Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Absolute Return Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.58	0.04	1.51	1.98 (3/30/11)
Class C	1.20	2.96	1.69	1.89 (3/30/11)
Class Z	1.71	5.01	2.70	2.91 (3/30/11)
Class R6**	1.73	5.03	2.73	2.97 (3/30/11)
ICE BofAML USD LIBOR 3-Month CM Index
	0.69	1.31	0.59	0.53
Bloomberg Barclays US Aggregate Bond Index
	–1.87	–0.32	1.47	2.78
Lipper Alternative Credit Focus Funds Average
	0.51	2.61	1.75	2.60

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

ICE BofAML USD LIBOR 3-Month CM Index—The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds universe for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling, trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Absolute Return Bond Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.15	2.53	2.53
Class C	0.11	1.88	1.88
Class Z	0.16	2.91	2.88
Class R6***	0.16	2.95	2.92

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	32.7
AA	4.4
A	6.0
BBB	14.7
BB	14.5
B	10.4
CCC	0.6
CC	0.2
C	0.1
Not Rated	7.1
Cash/Cash Equivalents	9.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Absolute Return Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Absolute Return Bond Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,015.80	1.06%	$5.30
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
Class C	Actual	$1,000.00	$1,012.00	1.82%	$9.08
	Hypothetical	$1,000.00	$1,015.77	1.82%	$9.10
Class Z	Actual	$1,000.00	$1,017.10	0.78%	$3.90
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Class R6**	Actual	$1,000.00	$1,017.30	0.77%	$3.85
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 87.9%

ASSET-BACKED SECURITIES 34.5%

Automobiles 0.2%
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class C, 144A	3.910%		08/16/21		4,100	$4,037,594
Series 2017-2A, Class E, 144A	4.740		11/14/25		1,200	1,189,808

						5,227,402

Collateralized Loan Obligations 25.6%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.160%	3.508	(c)	07/15/26		13,250	13,269,727
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.618	(c)	07/15/30		1,750	1,760,885
Armada Euro CLO (Ireland),
Series 2A, Class A1, 144A, 3 Month EURIBOR + 0.76%	0.760	(c)	11/15/31	EUR	12,500	15,053,466
Series 2A, Class A3, 144A	1.500		11/15/31	EUR	2,500	3,002,391
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.628	(c)	07/15/29		2,500	2,515,330
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/16/29		2,000	2,007,800
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.648	(c)	01/16/30		4,500	4,523,103
Aurium CLO (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.75%	0.750	(c)	01/16/31	EUR	15,500	18,676,593
Series 4A, Class A2, 144A	1.620		01/16/31	EUR	3,100	3,729,142
Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.492	(c)	10/25/29	EUR	4,000	4,829,161
Bain Capital Euro CLO (Ireland), Series 2018-1A, Class A, 144A	—	(p)	04/20/32	EUR	10,000	12,076,356
Battalion CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.523	(c)	04/17/26		7,250	7,269,685
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.695	(c)	07/18/30		2,000	2,014,121
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	07/15/29		3,500	3,521,045

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), (cont’d.)
Series 2014-VA, Class AR, 144A, 3 Month LIBOR + 1.200%	3.559	%(c)	10/20/26		10,000	$10,027,514
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	10/15/30		9,250	9,281,924
Bosphorus CLO Designated Activity Co. (Ireland), Series 4A, Class A, 144A	—	(p)	12/15/30	EUR	10,000	12,069,340
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.054	(c)	01/17/28		4,000	3,960,181
Carlyle Global Market Strategies Euro CLO (Ireland), Series 2015-3A, Class A1BR, 144A	1.150		07/15/30	EUR	8,500	10,121,519
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.579	(c)	07/20/31		3,000	3,009,574
Catamaran CLO (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.619	(c)	04/22/30		10,500	10,597,554
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.472	(c)	01/22/31		8,000	8,064,320
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548	(c)	07/15/26		5,000	5,004,457
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.798	(c)	07/15/26		7,600	7,612,258
Elevation CLO (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824	(c)	07/15/30		4,000	4,005,274
Ellington CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.700%	3.467	(c)	02/15/29		20,000	20,100,208
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	01/16/26		2,500	2,504,464
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A1R, 144A, 3 Month LIBOR + 1.000%	2.845	(c)	02/05/31		15,250	15,269,018
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.642	(c)	10/23/29		3,000	3,020,532
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	3.888	(c)	04/15/27		12,000	12,012,554
Jubilee CLO (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800	(c)	07/15/30	EUR	1,500	1,809,097

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.528	%(c)	01/15/31		8,000	$8,042,529
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.625	(c)	07/18/30		8,000	8,039,694
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.139	(c)	05/15/26		10,000	10,009,182
Marlay Park CLO (Ireland), Series 1A, Class A1A, 3 Month EURIBOR + 0.74%	0.740	(c)	10/15/30	EUR	12,000	14,451,023
MJX Venture Management LLC (Cayman Islands), Series 2017-29RR, Class A, 144A, 3 Month LIBOR + 1.630%^	3.480	(c)	09/08/30		12,800	12,624,640
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.588	(c)	10/15/26		7,000	7,013,327
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075	(c)	01/16/31		8,000	7,999,382
North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250		01/15/26	EUR	1,500	1,809,857
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/15/30		5,750	5,817,041
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.103	(c)	04/17/31		4,000	3,999,944
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/30/30		3,000	3,021,860
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.849	(c)	01/20/29		22,750	22,893,218
Series 2018-20A, Class A2, 144A^	4.103		04/20/31		3,000	3,000,000
OZLME Designated Activity Co. (Netherlands),
Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	(c)	08/24/30	EUR	38,000	46,103,432
Series 3A, Class A2, 144A	1.150		08/24/30	EUR	8,000	9,648,866
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.483	(c)	01/17/31		10,000	10,068,448
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.192	(c)	05/21/29		10,200	10,249,741
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.629	(c)	07/20/30		5,750	5,786,365

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta Funding LP (Cayman Islands),
Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 1.540%	3.888	%(c)	01/15/29	7,250	$7,293,352
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.603	(c)	10/17/30	4,750	4,779,229
Romark WM-R Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	2.776	(c)	04/20/31	1,500	1,499,982
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.109	(c)	08/15/30	2,500	2,515,538
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.239	(c)	07/20/27	7,500	7,496,684
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.640	(c)	07/25/30	8,500	8,566,175
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.579	(c)	10/20/30	8,750	8,813,212
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.535	(c)	04/18/26	4,250	4,255,347
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.578	(c)	07/15/29	5,500	5,524,237
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.748	(c)	07/15/27	10,000	10,008,419
Series 2017-6A Class A, 144A, 3 Month LIBOR + 1.320%	3.680	(c)	07/25/29	9,750	9,816,234
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	3.570	(c)	01/25/31	4,500	4,531,829
Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.960	(c)	01/25/31	3,000	3,009,451
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848	(c)	04/15/29	4,000	3,999,892
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228	(c)	07/15/27	7,500	7,493,205
Voya CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.558	(c)	10/15/30	2,750	2,769,600

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.255	%(c)	01/18/29		19,000	$18,995,309
Voya Euro CLO Designated Activity Co. (Ireland), Series 1A, Class A, 144A	0.750		10/15/30	EUR	13,000	15,664,239
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.679	(c)	04/20/29		4,000	4,023,460
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/20/29		7,000	7,022,243
Series 2017-3A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	(c)	01/17/31		10,500	10,543,823
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.512	(c)	01/22/31		3,000	3,017,686
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.718	(c)	07/15/29		8,750	8,814,116
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.638	(c)	04/15/30		4,750	4,816,633

						588,567,037

Consumer Loans 2.4%
Lendmark Funding Trust,
Series 2017-1A, Class B, 144A	3.770		12/22/25		1,300	1,288,625
Series 2017-2A, Class C, 144A	4.330		05/20/26		700	691,635
OneMain Financial Issuance Trust,
Series 2014-2A, Class C, 144A	4.330		09/18/24		9,050	9,075,612
Series 2015-1A, Class B, 144A	3.850		03/18/26		2,000	2,006,973
Series 2015-2A, Class B, 144A	3.100		07/18/25		5,246	5,243,120
Series 2015-2A, Class C, 144A	4.320		07/18/25		2,100	2,094,374
Series 2017-1A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.697	(c)	09/14/32		4,300	4,313,735
Series 2017-1A, Class C, 144A	3.350		09/14/32		700	682,885
Oportun Funding LLC,
Series 2016-C, Class B, 144A	4.850		11/08/21		6,665	6,684,701
Series 2017-B, Class B, 144A	4.260		10/10/23		7,500	7,476,630
PNMAC GMSR Issuer Trust,
Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.897	(c)	08/25/23		3,800	3,800,000
Series 2018-FT1, Class A, 144A, 1 Month LIBOR + 2.350%^	4.248	(c)	04/25/23		3,200	3,212,000
Springleaf Funding Trust,
Series 2015-AA, Class B, 144A	3.620		11/15/24		3,430	3,419,721
Series 2015-AA, Class C, 144A	5.040		11/15/24		6,000	5,988,005

						55,978,016

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 3.1%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2, 1 Month LIBOR + 1.200%	3.097	%(c)	10/25/34	3,154	$3,216,396
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080%	2.977	(c)	10/25/34	1,757	1,787,101
Series 2005-3, Class M1, 1 Month LIBOR + 0.450%	2.320	(c)	09/25/35	354	353,978
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.247	(c)	02/25/33	1,620	1,600,713
Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	2.657	(c)	12/25/33	2,936	2,919,116
Argent Securities, Inc.,
Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	10/25/33	26	26,302
Asset-Backed Pass-Through Certificates, Series 2003-W7, Class M1, 1 Month LIBOR + 1.035%	2.932	(c)	03/25/34	963	965,089
Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	12/25/33	745	749,625
Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1, 1 Month LIBOR + 1.035%	2.932	(c)	01/25/34	1,897	1,899,186
Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123		05/25/34	203	210,003
Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5, 1 Month LIBOR + 0.800%	2.697	(c)	05/25/34	587	562,922
Asset Backed Funding Certificates Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.597	(c)	06/25/34	1,260	1,229,282
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2, 1 Month LIBOR + 0.680%	2.577	(c)	11/25/33	1,758	1,699,496
Series 2003-HE6, Class A3B, 1 Month LIBOR + 0.960%	2.857	(c)	11/25/33	3,546	3,422,985

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust, (cont’d.)
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.707	%(c)	06/25/34	2,809	$2,801,677
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A1, 1 Month LIBOR + 0.660%	2.557	(c)	10/25/32	1,004	1,007,649
Series 2003-3, Class A2, 1 Month LIBOR + 1.180%	3.077	(c)	06/25/43	120	118,100
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.095%	2.992	(c)	01/25/34	2,418	2,442,942
Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	2.917	(c)	06/25/34	1,100	1,113,608
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.472	(c)	12/25/34	3,285	3,362,684
Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.752	(c)	07/25/34	5,039	5,014,808
Home Equity Asset Trust,
Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	02/25/34	1,143	1,119,386
Series 2004-7, Class A2, 1 Month LIBOR + 0.840%	2.737	(c)	01/25/35	1,050	1,058,242
Mastr Asset-Backed Securities Trust,
Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.475%	4.372	(c)	08/25/33	1,059	1,097,325
Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.617	(c)	12/25/34	8,247	8,124,590
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1, 1 Month LIBOR + 1.000%	2.897	(c)	08/25/32	2,908	2,861,130
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%	2.917	(c)	10/25/33	2,940	2,939,215
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.917	(c)	10/25/33	782	774,124
Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	09/25/33	618	613,017
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	05/25/34	5,213	5,202,103
Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.842	(c)	06/25/34	830	830,653
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.767	(c)	11/25/34	1,941	1,934,793

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C, 1 Month LIBOR + 0.330%	2.227	%(c)	12/25/35	146	$145,800
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000	(cc)	12/25/57	3,319	3,375,714
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1 Month LIBOR + 0.640%	2.537	(c)	07/25/33	761	753,687
Option One Mortgage Loan Trust,
Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	01/25/34	1,735	1,723,078
Series 2005-1, Class A4, 1 Month LIBOR + 0.800%	2.697	(c)	02/25/35	143	142,758
RAMP Trust, Series 2005-EFC3, Class M3, 1 Month LIBOR + 0.490%	2.387	(c)	08/25/35	135	134,908
RASC Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400%	2.297	(c)	12/25/35	566	566,364
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.677	(c)	02/25/34	1,178	1,187,052

					71,087,601

Residential Mortgage-Backed Securities 2.7%
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3, 1 Month LIBOR + 1.000%	2.897	(c)	11/25/32	682	680,194
Chase Funding Trust,
Series 2002-3, Class 2A1, 1 Month LIBOR + 0.640%	2.537	(c)	08/25/32	312	305,967
Series 2003-4, Class 1A5	5.255		05/25/33	720	729,178
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1, 1 Month LIBOR + 0.630%	2.527	(c)	02/25/35	317	315,053
Series 2005-WF1, Class A5	5.010	(cc)	11/25/34	35	35,625
Countrywide Asset-Backed Certificates,
Series 2003-BC4, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	07/25/33	939	935,122
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.647	(c)	03/25/34	141	142,072

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2004-3, Class 1A, 1 Month LIBOR + 0.420%	2.317	%(c)	08/25/34	7,986	$7,572,623
Series 2004-6, Class 1A1, 1 Month LIBOR + 0.540%	2.437	(c)	12/25/34	1,970	1,932,765
Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	11/25/34	671	672,001
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1	3.379		12/25/32	141	139,703
Series 2003-CB5, Class M1, 1 Month LIBOR + 1.020%	2.917	(c)	11/25/33	736	718,337
CSMC Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.037	(c)	12/26/46	5,348	5,517,009
Finance America Mortgage Loan Trust,
Series 2003-1, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	09/25/33	1,948	1,895,525
Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	08/25/34	5,611	5,538,005
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2, 1 Month LIBOR + 0.760%	2.657	(c)	08/25/34	1,118	1,090,581
Fremont Home Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.795%	2.692	(c)	03/25/35	2,512	2,487,184
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A, 1 Month LIBOR + 0.600%	2.497	(c)	08/25/33	885	863,371
Series 2004-AR1, Class A2B, 1 Month LIBOR + 1.200%	3.097	(c)	06/25/34	1,422	1,411,496
Series 2004-NC2, Class A1B, 1 Month LIBOR + 0.900%	2.797	(c)	10/25/34	1,787	1,703,114
Series 2007-HE1, Class A1, 1 Month LIBOR + 0.140%	2.037	(c)	03/25/47	2,513	2,374,398
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1 Month LIBOR + 0.430%	2.327	(c)	12/25/35	530	529,702
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.517	(c)	08/25/33	1,464	1,456,718
Series 2004-2, Class A1, 1 Month LIBOR + 0.440%	2.337	(c)	06/25/34	985	969,978
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	05/25/34	273	271,437
Series 2004-NC6, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	07/25/34	1,729	1,686,158

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Park Place Securities, Inc.,
Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, 1 Month LIBOR + 0.840%	2.737	%(c)	01/25/36		1,086	$1,089,961
Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1, 1 Month LIBOR + 0.450%	2.347	(c)	09/25/35		445	445,197
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	11/25/34		1,471	1,411,924
Series 2004-BC2, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	05/25/35		2,200	2,193,729
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980%	2.877	(c)	10/25/35		1,333	1,308,875
Structured Asset Investment Loan Trust,
Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	2.897	(c)	09/25/34		2,123	2,079,454
Series 2004-BNC1, Class A2, 1 Month LIBOR + 1.000%	2.897	(c)	09/25/34		3,488	3,488,807
Series 2005-3, Class M2, 1 Month LIBOR + 0.660%	2.557	(c)	04/25/35		1,081	1,082,194
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	(cc)	06/25/57		3,769	3,699,380
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375		04/25/47		432	431,093
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250		06/25/47		565	562,127
VOLT LXIII LLC, Series 2017-NP10, Class A1, 144A	3.000		10/25/47		2,365	2,344,447

						62,110,504

Student Loans 0.5%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	2.530	(c)	07/25/25		11,503	10,571,452

TOTAL ASSET-BACKED SECURITIES (cost $786,911,024)						793,542,012

BANK LOANS 1.4%

Capital Goods 0.1%
Richmond UK Bidco, Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.760	(c)	03/03/24	GBP	971	1,318,764

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)

Consumer 0.2%
CD&R Firefly Bidco, Ltd. (United Kingdom), Facility B1, 3 Month GBP LIBOR + 4.500%	5.210	%(c)	07/15/22	GBP	3,000	$4,123,675

Diversified Financial Services 0.2%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.400	(c)	09/30/24		3,259	3,297,031
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.400	(c)	09/29/25		1,950	1,974,375

						5,271,406

Foods 0.2%
Flora Food Group (United Kingdom), Term Loan	—	(p)	02/28/25	GBP	3,700	5,049,888

Gaming 0.1%
Cyan Blue Holdco 3, Ltd. (United Kingdom), First Lien Term B Loan, 3 Month GBP LIBOR + 4.000%	4.710	(c)	08/23/24	GBP	1,104	1,519,100

Health Care & Pharmaceutical 0.1%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250	(c)	11/21/24	EUR	1,372	1,665,613
Nidda Healthcare Holdings AG, Facility B1 - GBP	—	(p)	09/20/24		1,700	2,340,892

						4,006,505

Oil & Gas 0.3%
EG American LLC, Term Loan^	—	(p)	02/01/26		1,150	1,144,250
Euro Garages, Ltd. (United Kingdom),
Term Loan	—	(p)	02/28/25		3,600	4,516,418
Term Loan	—	(p)	03/31/26		675	811,732

						6,472,400

Technology 0.2%
BMC Software Finance, Inc., Initial B-2 U.S. Term Loan, 1 Month LIBOR + 3.250%	5.150	(c)	09/10/22		1,888	1,894,371
First Data Corp., 2020 Term A Loan, 1 Month LIBOR + 1.750%	3.650	(c)	06/02/20		3,047	3,048,779

						4,943,150

TOTAL BANK LOANS (cost $33,001,095)						32,704,888

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 6.0%
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	1,300	$1,249,959
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.345	(c)	03/15/37	16,400	16,297,295
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO	2.051	(cc)	05/15/45	11,564	705,484
Series 2013-CR7, Class A3	2.929		03/10/46	200	195,709
Series 2015-LC19, Class XB, IO, 144A	0.356	(cc)	02/10/48	123,049	2,040,029
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XB, IO	0.397	(cc)	04/15/50	66,743	1,113,033
Series 2018-cx11, Class A3	4.095		04/15/51	9,000	9,210,605
CSMC Trust,
Series 2017-LSTK, Class D, 144A	3.442	(cc)	04/05/33	6,850	6,704,072
Series 2017-LSTK, Class E, 144A	3.442	(cc)	04/05/33	12,575	12,239,984
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	15,500	14,008,554
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.205	(cc)	04/25/20	4,127	67,846
Series K008, Class X1, IO	1.682	(cc)	06/25/20	18,522	487,159
Series K010, Class X1, IO	0.321	(cc)	10/25/20	18,142	73,261
Series K018, Class X1, IO	1.509	(cc)	01/25/22	15,379	616,528
Series K020, Class X1, IO	1.556	(cc)	05/25/22	20,107	941,568
Series K021, Class X1, IO	1.593	(cc)	06/25/22	4,149	205,315
Series K025, Class X1, IO	0.989	(cc)	10/25/22	92,156	2,973,495
Series K055, Class X1, IO	1.501	(cc)	03/25/26	23,165	2,042,299
Series K066, Class X1,IO	0.891	(cc)	06/25/27	237,148	13,660,426
Series K710, Class X1, IO	1.860	(cc)	05/25/19	444	5,555
Series K711, Class X1, IO	1.802	(cc)	07/25/19	3,679	48,080
GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.643	(cc)	02/10/46	103,126	2,285,303
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.492	(cc)	04/10/47	28,307	698,042
Series 2017-GS7, Class A3	3.167		08/10/50	16,900	16,095,979
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.476	(cc)	08/15/47	45,056	908,572
Series 2015-C27, Class XB, IO	0.586	(cc)	02/15/48	52,766	1,352,150
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.644	(cc)	04/15/46	34,956	840,404
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XB, IO, 144A	0.400	(cc)	08/15/45	65,968	736,368
Series 2013-C8, Class XB, IO, 144A	0.497	(cc)	12/15/48	68,276	1,332,256

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A, 1 Month LIBOR + 1.750%	3.647	%(c)	08/14/31		7,709	$7,731,887
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.474	(cc)	04/10/46		140,883	2,575,510
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157		09/15/50		15,000	14,350,923
Series 2017-C40, Class A3	3.317		10/15/50		3,380	3,280,718

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $139,877,689)						137,074,368

CONVERTIBLE BOND 0.1%

Investment Companies
Aabar Investments PJSC, Sr. Unsec’d. Notes, MTN (cost $2,420,287)	0.500		03/27/20	EUR	2,100	2,352,099

CORPORATE BONDS 30.7%

Airlines 0.3%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates	4.000		01/15/27		2,783	2,784,197
Continental Airlines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	5.983		10/19/23		856	910,928
Series 2012-2, Class A, Pass-Through Certificates	4.000		04/29/26		97	97,082
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	6.821		02/10/24		671	737,473
Series 2011-1, Class A, Pass-Through Certificates	5.300		10/15/20		53	53,936
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300		02/15/27		2,027	2,054,307

						6,637,923

Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125		12/15/27	EUR	2,175	2,600,665

Auto Manufacturers 0.2%
BMW U.S. Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.749	(c)	04/12/21		820	822,795
Gtd. Notes, 144A	3.100		04/12/21		1,095	1,091,944
General Motors Co., Sr. Unsec’d. Notes(h)	6.250		10/02/43		2,230	2,381,741

						4,296,480

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.3%
Lear Corp.,
Sr. Unsec’d. Notes	5.250%	01/15/25	5,375	$5,660,236
Sr. Unsec’d. Notes	5.375	03/15/24	1,410	1,475,893

				7,136,129

Banks 5.6%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes	5.250	08/12/18	3,328	3,333,824
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,000	2,886,000
Bank of America Corp.,
Jr. Sub. Notes	5.125	12/31/49	2,175	2,202,405
Jr. Sub. Notes	6.100	12/31/49	8,820	9,139,725
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	1,555	1,481,371
Sr. Unsec’d. Notes, MTN	3.824	01/20/28	620	604,337
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	1,295	1,297,762
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19	5,000	5,071,420
Caixa Economica Federal (Brazil), Sub. Notes	7.250	07/23/24	5,400	5,578,578
Citigroup, Inc.,
Jr. Sub. Notes	5.950	12/31/49	12,685	13,113,119
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,067,232
Sr. Unsec’d. Notes	8.125	07/15/39	1,020	1,477,293
Sub. Notes	4.400	06/10/25	405	404,616
Sub. Notes	4.750	05/18/46	395	385,019
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	2,375	2,353,806
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750	03/26/25	1,200	1,161,934
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, GMTN	2.125	01/30/19	3,000	2,987,598
Sr. Unsec’d. Notes, GMTN	2.000	10/19/21	400	384,202
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	750	737,718
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	2,000	1,923,050
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21	1,500	1,480,479
Gov’t. Liquid Gtd. Notes, MTN	2.250	01/30/19	1,000	997,510
Discover Bank,
Sr. Unsec’d. Notes	4.200	08/08/23	5,500	5,564,081
Sub. Notes	7.000	04/15/20	800	850,294

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375%		12/31/49	5,225	$5,342,563
Sr. Unsec’d. Notes	3.814		04/23/29	1,660	1,587,654
Sr. Unsec’d. Notes	3.850		01/26/27	3,940	3,804,154
Sr. Unsec’d. Notes	4.223		05/01/29	4,280	4,207,072
Sr. Unsec’d. Notes, MTN	4.800		07/08/44	1,605	1,646,238
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.150		12/31/49	3,725	3,687,750
Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829	(c)	12/31/49	130	130,975
Jr. Sub. Notes	6.000		12/31/49	7,707	7,839,406
Jr. Sub. Notes	6.100		12/31/49	3,400	3,523,250
Morgan Stanley,
Jr. Sub. Notes	5.450		12/31/49	13,110	13,323,038
Sr. Unsec’d. Notes	4.375		01/22/47	1,925	1,871,387
Sr. Unsec’d. Notes, GMTN	3.772		01/24/29	1,070	1,028,423
Sr. Unsec’d. Notes, MTN	3.591		07/22/28	1,125	1,069,545
Sr. Unsec’d. Notes, MTN	3.971		07/22/38	465	435,071
Sr. Unsec’d. Notes, MTN	6.375		07/24/42	225	283,216
Sub. Notes, MTN	4.100		05/22/23	1,710	1,721,327
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes	8.875		09/18/18	1,000	1,013,200
People’s United Bank, Sub. Notes	4.000		07/15/24	1,125	1,119,662
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750		05/29/18	1,485	1,487,970
State Street Corp., Jr. Sub. Notes	5.250		12/31/49	3,555	3,652,763
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	5.875		03/16/23	2,435	2,442,198

					127,700,235

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200		01/15/39	250	364,847
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750		01/31/27	1,500	1,536,600
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750		10/01/18	950	953,403

					2,854,850

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663		06/15/51	439	438,608
Celgene Corp., Sr. Unsec’d. Notes	4.350		11/15/47	2,100	1,943,241

					2,381,849

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials 0.8%
Griffon Corp., Gtd. Notes	5.250%		03/01/22	6,450	$6,448,065
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250		03/01/21	3,090	3,156,399
Owens Corning, Inc., Gtd. Notes	4.200		12/15/22	125	127,152
Standard Industries Inc., Sr. Unsec’d. Notes, 144A	5.375		11/15/24	5,000	5,065,625
US Concrete, Inc., Gtd. Notes	6.375		06/01/24	2,400	2,481,000

					17,278,241

Chemicals 0.8%
Ashland, Inc., Gtd. Notes	6.875		05/15/43	4,100	4,387,000
CF Industries, Inc.,
Gtd. Notes	4.950		06/01/43	1,765	1,478,188
Gtd. Notes	5.375		03/15/44	1,300	1,138,774
Gtd. Notes	7.125		05/01/20	59	62,909
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	5.250		11/15/41	140	151,046
Sr. Unsec’d. Notes	9.400		05/15/39	95	148,899
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650		10/15/44	1,210	1,223,380
Kraton Polymers LLC/ Kraton Polymers Capital Corp., Gtd. Notes, 144A	10.500		04/15/23	3,300	3,650,625
LYB International Finance BV,
Gtd. Notes	4.875		03/15/44	1,160	1,194,159
Gtd. Notes	5.250		07/15/43	415	446,066
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625		02/26/55	2,765	2,636,860
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500		01/15/48	480	437,400
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900		06/01/43	1,350	1,371,478
Sr. Unsec’d. Notes	6.125		01/15/41	170	198,503
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450		08/01/25	635	616,067

					19,141,354

Commercial Services 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700		06/01/34	110	134,208
Gtd. Notes, 144A	7.000		10/15/37	1,725	2,201,640
Laureate Education, Inc., Gtd. Notes, 144A	8.250		05/01/25	4,125	4,434,375
SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	2.000		10/13/20	2,200	2,151,270
United Rentals North America, Inc.,
Gtd. Notes	4.875		01/15/28	875	829,063
Gtd. Notes	5.500		07/15/25	925	948,125
Gtd. Notes	5.500		05/15/27	1,600	1,592,000
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.704	(c)	05/22/19	4,300	4,313,792

					16,604,473

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Computers 0.0%
NCR Corp., Gtd. Notes	6.375%		12/15/23		790	$817,650

Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250		07/15/22		2,425	2,425,000

Diversified Financial Services 0.2%
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290		10/10/34		737	733,350
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250		05/15/19		25	25,820
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125		07/15/24	EUR	1,225	1,451,408
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43		175	186,892
Navient Corp.,
Sr. Unsec’d. Notes, MTN	4.875		06/17/19		970	978,488
Sr. Unsec’d. Notes, MTN	5.500		01/15/19		185	187,590
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610	(s)	05/31/18		54	53,120

						3,616,668

Electric 1.7%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000		06/25/22		3,015	3,112,987
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.375		01/15/23		1,080	1,035,450
Sr. Unsec’d. Notes(a)	5.750		01/15/25		8,775	8,051,940
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875		01/15/24		1,350	1,382,062
DPL, Inc.,
Sr. Unsec’d. Notes	6.750		10/01/19		816	840,480
Sr. Unsec’d. Notes	7.250		10/15/21		1,475	1,604,210
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000		09/30/42		50	49,786
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450		07/15/44		800	898,482
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750		01/20/20		2,180	2,329,984
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625		06/15/23		1,575	1,569,730
NRG Energy, Inc.,
Gtd. Notes	6.250		05/01/24		2,048	2,117,120
Gtd. Notes	6.250		07/15/22		4,000	4,100,000
South Carolina Electric & Gas Co., First Mtge.	4.350		02/01/42		130	124,113
Vistra Energy Corp.,
Gtd. Notes	7.375		11/01/22		6,925	7,297,219
Gtd. Notes, 144A	8.125		01/30/26		3,250	3,562,812
Westar Energy, Inc., First Mtge.	4.100		04/01/43		325	325,883

						38,402,258

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electronics 0.3%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700%		09/15/22		80	$82,072
Sr. Unsec’d. Notes	5.625		12/15/20		5,400	5,658,120

						5,740,192

Energy - Alternate Sources 0.2%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000		02/13/22		850	832,671
Rio Energy SA/UGEN SA/UENSA SA (Argentina), Sr. Sec’d. Notes, 144A	6.875		02/01/25		3,220	3,139,500

						3,972,171

Entertainment 1.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.875		11/15/26		400	389,500
Gtd. Notes	6.375		11/15/24	GBP	1,875	2,621,985
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375		06/01/24		1,015	1,027,698
Cinemark USA, Inc., Gtd. Notes	4.875		06/01/23		5,500	5,431,250
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250		02/28/47	GBP	550	761,028
Sec’d. Notes, 144A	4.875		02/28/47	GBP	200	276,965
Eldorado Resorts, Inc., Gtd. Notes	7.000		08/01/23		3,500	3,696,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000		08/01/18		4,615	4,615,923
National CineMedia LLC, Sr. Unsec’d. Notes	5.750		08/15/26		2,925	2,676,375
Scientific Games International, Inc., Gtd. Notes	10.000		12/01/22		2,000	2,155,600

						23,653,199

Foods 0.4%
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750		06/15/23		1,675	1,670,812
JBS Investments GmbH (Brazil), Gtd. Notes, 144A(a)	7.750		10/28/20		775	787,602
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A	7.250		06/01/21		1,000	1,007,500
Gtd. Notes, 144A	7.250		06/01/21		1,300	1,309,750
Picard Groupe SAS, 144A, 3 Month Euribor + 3.000%	3.000	(c)	11/30/23	EUR	2,075	2,495,007
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750		03/15/25		2,425	2,370,437

						9,641,108

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Forest Products & Paper 0.5%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	3,000	$2,985,000
Georgia-Pacific LLC,
Gtd. Notes, 144A	5.400	11/01/20	35	36,844
Sr. Unsec’d. Notes	7.375	12/01/25	400	490,043
International Paper Co.,
Sr. Unsec’d. Notes(h)	4.800	06/15/44	2,770	2,731,075
Sr. Unsec’d. Notes	6.000	11/15/41	610	684,581
Smurfit Kappa Acquisitions ULC (Ireland), Gtd. Notes, 144A	4.875	09/15/18	3,647	3,652,470

				10,580,013

Gas 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	700	844,021
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	125	131,048
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	1,375	1,369,584

				2,344,653

Healthcare-Services 1.9%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22	450	433,349
Sr. Unsec’d. Notes	4.125	11/15/42	325	303,447
Sr. Unsec’d. Notes	4.500	05/15/42	530	528,615
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	1,140	1,085,261
Sr. Unsec’d. Notes	4.101	03/01/28	700	686,361
Sr. Unsec’d. Notes	4.650	01/15/43	120	116,960
Sr. Unsec’d. Notes	5.100	01/15/44	515	535,498
Centene Corp., Sr. Unsec’d. Notes	5.625	02/15/21	1,850	1,898,562
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	8.000	11/15/19	4,800	4,368,000
Sr. Sec’d. Notes(a)	5.125	08/01/21	650	598,812
Cigna Corp., Sr. Unsec’d. Notes	3.250	04/15/25	890	840,746
Encompass Health Corp.,
Gtd. Notes	5.125	03/15/23	1,200	1,218,000
Gtd. Notes	5.750	11/01/24	2,900	2,950,750
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	4,500	4,477,500
Gtd. Notes	5.875	05/01/23	1,825	1,902,562
Sr. Sec’d. Notes	5.250	04/15/25	2,000	2,025,000

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200%	02/01/22	25	$24,663
Sr. Unsec’d. Notes	4.625	11/15/20	4,500	4,640,978
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	75,110
Select Medical Corp., Gtd. Notes	6.375	06/01/21	5,371	5,438,137
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	2,125	2,093,125
Sr. Sec’d. Notes	6.000	10/01/20	500	516,025
Sr. Unsec’d. Notes(a)	8.125	04/01/22	2,700	2,811,375
Sr. Unsec’d. Notes, 144A(a)	7.000	08/01/25	2,950	2,898,375
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.950	10/15/42	175	168,093
Sr. Unsec’d. Notes	4.375	03/15/42	1,055	1,074,674

				43,709,978

Home Builders 2.0%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	5,350	5,759,275
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	5,000	5,087,500
KB Home, Gtd. Notes	7.500	09/15/22	3,425	3,758,938
Lennar Corp., Gtd. Notes, 144A	8.375	05/15/18	4,553	4,553,000
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	5,850	6,018,187
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	4,000	4,110,000
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	3,500	3,320,625
Gtd. Notes	6.000	06/01/25	1,275	1,314,844
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	4,000	4,064,800
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21	6,700	6,750,250
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25	2,000	1,948,100

				46,685,519

Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500	04/01/46	2,000	2,073,681

Insurance 0.9%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	258,406
Sr. Unsec’d. Notes	6.100	10/01/41	280	343,143

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250%	06/15/23		1,975	$2,002,962
Gtd. Notes, 144A	4.850	08/01/44		1,000	1,022,699
Gtd. Notes, 144A	4.950	05/01/22		75	78,429
Gtd. Notes, 144A	6.500	05/01/42		1,530	1,893,010
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		695	905,321
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,020	2,107,231
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,242,926
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19		1,720	1,713,977
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43		975	958,703
Swiss Re Treasury U.S. Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42		795	791,387
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		640	621,082
Sub. Notes, 144A	4.900	09/15/44		1,950	2,092,817
Sub. Notes, 144A	6.850	12/16/39		54	71,994
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		1,435	1,482,664

					19,586,751

Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	2,600	3,119,937

Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		404	445,572

Leisure Time 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25		2,225	2,353,605

Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		6,000	6,195,000
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22		75	73,623
Sr. Unsec’d. Notes	7.150	12/01/19		550	583,102
MGM Resorts International, Gtd. Notes	6.000	03/15/23		3,600	3,766,500
Studio City Co. Ltd. (Hong Kong),
Sr. Sec’d. Notes	7.250	11/30/21		500	520,625
Sr. Sec’d. Notes, 144A	7.250	11/30/21		1,200	1,249,500

					12,388,350

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	50	$52,339

Media 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.750	01/15/24	1,100	1,110,340
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,625	2,637,338
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	1,650	1,622,156
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	5,075	4,960,812
Cequel Communications Holdings I LLC / Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	3,450	3,497,437
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	5,500	5,445,000
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	706	697,916
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	1,525	1,663,779
Sr. Sec’d. Notes	6.834	10/23/55	485	541,092
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	135	137,700
Gtd. Notes(a)	6.500	11/15/22	365	373,669
Gtd. Notes(a)	7.625	03/15/20	3,200	3,208,000
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	225	220,409
Gtd. Notes	5.200	09/20/47	600	586,845
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	7,300	6,638,437
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30	2,500	2,687,500
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,625	1,645,313
Time Warner, Inc., Gtd. Notes	3.800	02/15/27	1,350	1,306,353
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	1,292	1,324,300
Videotron Ltd. (Canada),
Gtd. Notes	5.000	07/15/22	3,000	3,063,750
Gtd. Notes, 144A	5.375	06/15/24	865	888,788
Vrio Finco 1 LLC / Vrio Finco 2, Inc. (Brazil), Sr. Sec’d. Notes, 144A	6.250	04/04/23	3,075	3,098,062

				47,354,996

Miscellaneous Manufacturing 0.4%
Actuant Corp., Gtd. Notes(a)	5.625	06/15/22	3,075	3,113,437
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24	6,850	7,209,625

				10,323,062

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Multi-National 0.1%
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%		06/15/22	2,000	$2,077,480

Oil & Gas 2.4%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.637	(s)	10/10/36	3,000	1,260,671
Sr. Unsec’d. Notes	6.450		09/15/36	750	889,938
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	5.400		06/15/47	2,645	2,635,071
Sr. Unsec’d. Notes	4.450		09/15/42	1,070	938,658
CNX Resources Corp., Gtd. Notes	8.000		04/01/23	4,000	4,210,000
Concho Resources, Inc., Gtd. Notes	4.875		10/01/47	275	279,602
Denbury Resources, Inc., Gtd. Notes	5.500		05/01/22	2,000	1,745,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500		01/30/26	2,700	2,713,500
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950		07/19/22	730	736,388
Sr. Unsec’d. Notes, 144A	6.510		03/07/22	3,420	3,625,761
Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200		06/01/23	1,640	1,655,557
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes	5.250		04/28/27	1,478	1,420,021
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes	7.000		05/05/20	4,140	4,417,877
Sr. Unsec’d. Notes, 144A	3.875		04/19/22	1,520	1,501,945
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/09/21	1,440	1,541,088
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000		03/31/24	2,000	1,795,000
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150		12/15/21	500	508,318
Sr. Unsec’d. Notes	5.050		11/15/44	2,175	2,253,627
Sr. Unsec’d. Notes	5.250		11/15/43	395	414,604
Sr. Unsec’d. Notes	6.000		03/01/41	1,390	1,570,032
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750		02/01/29	1,275	1,209,975
Gtd. Notes	6.125		01/17/22	200	211,160
Gtd. Notes	7.375		01/17/27	560	600,600
Gtd. Notes	8.375		05/23/21	1,016	1,144,829
Gtd. Notes, 144A	5.299		01/27/25	975	958,913
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500		03/13/27	1,550	1,605,195
Gtd. Notes, 144A	5.350		02/12/28	575	547,055
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago), Sr. Unsec’d. Notes	9.750		08/14/19	1,915	2,015,537

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		5,885	$5,842,628
Sinopec Group Overseas Development 2014 Ltd. (China),
Sr. Unsec’d. Notes	2.750	04/10/19		1,000	996,389
Gtd. Notes, 144A(a)	2.250	09/13/20		4,350	4,237,174

					55,482,113

Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc, Sr. Unsec’d. Notes	4.080	12/15/47		410	376,239
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	118,106

					494,345

Packaging & Containers 0.5%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	1,825	2,492,353
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	5,050	6,006,895
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, Pays cash 8.25% or PIK 9.00%, 144A	8.250	02/15/22	EUR	825	1,048,573
WestRock RKT Co.,
Gtd. Notes	4.450	03/01/19		35	35,448
Gtd. Notes	4.900	03/01/22		1,190	1,244,949

					10,828,218

Pharmaceuticals 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500	05/14/35		4,085	4,072,943
Allergan Funding SCS,
Gtd. Notes(a)	4.550	03/15/35		4,020	3,785,700
Gtd. Notes	4.750	03/15/45		114	107,732
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	980	1,241,969
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		140	138,441
Sr. Unsec’d. Notes	5.050	03/25/48		690	700,969
Sr. Unsec’d. Notes(a)	5.125	07/20/45		1,315	1,365,848
Sr. Unsec’d. Notes	5.300	12/05/43		475	502,694
Mylan NV, Gtd. Notes(a)	5.250	06/15/46		520	505,999
Nidda Healthcare Holding AG (Germany), Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	800	951,732
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)	6.125	04/15/25		1,075	969,618
Gtd. Notes, 144A	9.250	04/01/26		300	306,000
Sr. Sec’d. Notes, 144A	6.500	03/15/22		600	622,500

					15,272,145

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pipelines 0.8%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20		227	$233,635
Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54		2,700	2,769,493
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38		535	571,623
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42		125	116,015
Sr. Unsec’d. Notes	4.250	02/01/21		1,950	1,988,225
Sr. Unsec’d. Notes	5.150	10/15/43		1,350	1,448,640
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47		145	148,290
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22		150	149,250
Sr. Unsec’d. Notes, 144A	4.875	08/15/27		500	485,625
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		1,060	1,062,595
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	5.625	04/15/20		3,700	3,830,647
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	2,136,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		1,875	1,870,313
Western Gas Partners LP,
Sr. Unsec’d. Notes	4.000	07/01/22		75	74,325
Sr. Unsec’d. Notes	5.300	03/01/48		910	890,736

					17,776,162

Real Estate 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Sr. Unsec’d. Notes, 144A	7.875	11/15/25		2,475	2,536,875
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		1,750	1,732,500
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25		4,100	3,982,125

					8,251,500

Real Estate Investment Trusts (REITs) 0.6%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25		3,400	3,476,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,663,173
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23		1,965	1,979,737
Gtd. Notes	5.500	02/01/21		1,500	1,533,750
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250	12/15/24		2,000	2,024,800

					13,677,960

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail 0.8%
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24		2,750	$2,791,250
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24		1,797	1,936,268
L Brands, Inc., Gtd. Notes(a)	5.625	02/15/22		6,205	6,438,308
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300	02/15/43		705	551,525
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		1,775	1,273,563
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20		1,275	1,051,875
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23		1,675	1,698,031
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23		1,500	1,503,750

					17,244,570

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	325,326

Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27		2,905	2,773,665
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		2,100	2,184,000
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25		2,750	2,743,125

					7,700,790

Software 0.4%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		2,500	2,493,750
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		6,150	6,435,237

					8,928,987

Telecommunications 1.5%
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		3,725	3,749,477
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625	04/01/20		3,000	3,041,250
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		1,225	1,258,688
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		2,275	2,292,062
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		2,050	1,873,577
Sr. Unsec’d. Notes	8.250	09/30/20		1,500	1,340,625
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		3,500	3,543,750
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,275	3,751,922
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		5,900	6,209,750
Veon Holdings BV (Netherlands), Sr. Unsec’d. Notes, 144A	4.950	06/16/24		3,500	3,320,765
Wind Tre Spa, 144A	2.625	01/20/23	EUR	1,375	1,509,098
Wind Tre Spa, 144A	3.125	01/20/25	EUR	3,000	3,189,508

					35,080,472

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Textiles 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		104	$105,206
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21		3,425	3,472,094

					3,577,300

Transportation 0.2%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550	09/22/19		2,450	2,425,552
Moby SpA (Italy), Sr. Sec’d. Notes, 144A(a)	7.750	02/15/23	EUR	3,000	3,296,996

					5,722,548

Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		3,000	2,992,500
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875	07/17/18		450	450,257

					3,442,757

Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24		3,015	2,977,313

TOTAL CORPORATE BONDS (cost $703,868,571)					704,778,887

MUNICIPAL BONDS 0.6%

California 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49		550	762,432
Los Angeles Department of Water & Power,
BABs, Revenue Bonds	6.008	07/01/39		3,610	4,505,316
BABs, Revenue Bonds	6.574	07/01/45		585	825,979
University of California,
BABs, Revenue Bonds	5.770	05/15/43		390	490,031
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	628,282
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	688,365

					7,900,405

Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50		1,190	1,521,022

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Illinois 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%		01/01/40	360	$478,433

New Jersey 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs(a)	7.414		01/01/40	2,000	2,942,260
Rutgers State University, BABs, Revenue Bonds	5.665		05/01/40	200	235,510

					3,177,770

New York 0.0%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882		06/15/44	400	515,944

Ohio 0.0%
Ohio State University, Taxable, Revenue Bonds, Series A	4.800		06/01/2111	180	190,667

Texas 0.0%
City of San Antonio Electric and Gas Systems, Taxable, Revenue Bonds	4.427		02/01/42	120	127,693

TOTAL MUNICIPAL BONDS (cost $13,719,110)					13,911,934

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Funding Corp.,
Series 2014-R2, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.108	(c)	05/26/37	2,246	2,219,951
Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.947	(c)	09/26/45	2,982	3,063,166
Series 2015-R3, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.087	(c)	03/27/36	10,590	10,253,034
Series 2015-R3, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.067	(c)	05/27/36	2,457	2,424,418
Series 2015-R4, Class 4A1, 144A	3.500	(cc)	01/27/30	2,369	2,349,776
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.597	(c)	10/25/27	1,046	1,051,549
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%^	3.477	(c)	04/25/28	2,147	2,147,000
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	3.772	(cc)	02/25/37	182	181,123

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CHI Mortgage Pass-through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	3,954	$3,157,633
CIM Trust,
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	01/25/57	5,309	5,417,184
Series 2017-6, Class A1, 144A	3.015	(cc)	06/25/57	2,291	2,242,856
Series 2017-8, Class A1, 144A	3.000	(cc)	12/25/65	5,092	5,082,591
Credit Suisse Mortgage Trust, Series 2018-3R, 144A, 1 Month LIBOR + 1.200%^	3.071	(c)	12/25/46	7,250	7,254,531
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.197	(c)	10/25/27	2,000	2,228,338
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	01/26/37	2,493	2,460,645
Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	01/26/37	1,670	1,605,310
Series 2015-3R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	10/26/36	3,611	3,528,483
Series 2015-3R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.037	(c)	10/26/36	1,400	1,330,491
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.739	(cc)	07/25/35	178	181,698
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%	2.102	(c)	08/25/46	3,745	3,589,622
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.890	(c)	05/01/22	4,385	4,381,358
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.657	(c)	09/01/22	2,099	2,100,485
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.540	(c)	11/01/22	1,784	1,791,006
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.457	(c)	12/01/22	499	496,271
LSTAR Securities Investment Ltd., Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.394	(c)	04/01/23	14,470	14,468,336
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.747	(c)	02/25/23	1,650	1,660,297
Radnor Re Ltd. (Bermuda),
Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.297	(c)	03/25/28	2,350	2,352,227
Series 2018-1, Class M2, 144A, 1 Month LIBOR + 2.700%	4.597	(c)	03/25/28	1,740	1,739,996

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.549	%(cc)	12/25/33		733	$728,526
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	3.518	(cc)	12/25/34		140	142,702

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $89,875,430)						91,630,603

SOVEREIGN BONDS 7.5%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625		01/11/23		2,800	2,675,428
Sr. Unsec’d. Notes	6.875		04/22/21		7,175	7,530,162
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	1,064	1,414,612
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	139	183,818
Unsec’d. Notes	5.000		01/15/27	EUR	3,970	4,656,764
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		6,070	6,039,650
Costa Rica Government International Bond (Costa Rica), Unsec’d. Notes	4.370		05/22/19		2,000	2,000,900
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500		05/06/21		6,075	6,418,237
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		1,300	1,373,450
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A	4.750		04/16/26	EUR	945	1,137,695
Sr. Unsec’d. Notes, 144A	6.588		02/21/28		2,800	2,761,416
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes	3.000	(cc)	02/24/28	EUR	500	584,039
Sr. Unsec’d. Notes	3.000	(cc)	02/24/27	EUR	500	591,907
Sr. Unsec’d. Notes	3.000	(cc)	02/24/25	EUR	500	599,089
Sr. Unsec’d. Notes	3.000	(cc)	02/24/34	EUR	1,650	1,785,891
Sr. Unsec’d. Notes	3.000	(cc)	02/24/26	EUR	500	592,863
Sr. Unsec’d. Notes	3.000	(cc)	02/24/36	EUR	500	536,718
Sr. Unsec’d. Notes	3.000	(cc)	02/24/33	EUR	500	550,820
Sr. Unsec’d. Notes	3.000	(cc)	02/24/38	EUR	500	533,235
Sr. Unsec’d. Notes	3.000	(cc)	02/24/42	EUR	500	534,823
Sr. Unsec’d. Notes	3.000	(cc)	02/24/37	EUR	500	538,063
Sr. Unsec’d. Notes	3.000	(cc)	02/24/24	EUR	500	605,879
Sr. Unsec’d. Notes	3.000	(cc)	02/24/41	EUR	500	533,511
Sr. Unsec’d. Notes	3.000	(cc)	02/24/30	EUR	500	568,728
Sr. Unsec’d. Notes	3.000	(cc)	02/24/40	EUR	500	530,318
Sr. Unsec’d. Notes	3.000	(cc)	02/24/23	EUR	500	609,373
Sr. Unsec’d. Notes	3.000	(cc)	02/24/29	EUR	1,600	1,843,966

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.):
Sr. Unsec’d. Notes	3.000	%(cc)	02/24/31	EUR	1,830	$2,049,987
Sr. Unsec’d. Notes	3.000	(cc)	02/24/32	EUR	1,855	2,054,335
Sr. Unsec’d. Notes	3.000	(cc)	02/24/39	EUR	1,600	1,694,558
Sr. Unsec’d. Notes	3.000	(cc)	02/24/35	EUR	2,055	2,237,299
Sr. Unsec’d. Notes	3.500	(cc)	01/30/23	EUR	1,125	1,397,321
Sr. Unsec’d. Notes	3.750	(cc)	01/30/28	EUR	3,600	4,317,887
Sr. Unsec’d. Notes	4.200	(cc)	01/30/42	EUR	1,515	1,695,628
Sr. Unsec’d. Notes	5.200	(cc)	07/17/34	EUR	4,500	5,535,322
Sr. Unsec’d. Notes	6.140	(cc)	04/14/28	EUR	2,000	2,706,078
Sr. Unsec’d. Notes, 144A	4.375	(cc)	08/01/22	EUR	2,300	2,959,401
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	6.250		01/29/20		3,000	3,150,000
Sr. Unsec’d. Notes	6.375		03/29/21		9,470	10,203,925
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	2,975	3,969,692
Sr. Unsec’d. Notes, MTN	3.750		06/14/28	EUR	775	1,065,743
Ivory Coast Government International Bond (Cote d’lvoire),
Sr. Unsec’d. Notes	5.125		06/15/25	EUR	500	637,811
Sr. Unsec’d. Notes, 144A	5.125		06/15/25	EUR	2,250	2,870,150
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.750		07/31/18		1,800	1,797,335
Gov’t. Gtd. Notes	1.875		04/20/21		2,000	1,936,647
Gov’t. Gtd. Notes	2.125		07/21/20		600	589,466
Gov’t. Gtd. Notes	2.125		06/01/20		200	196,688
Gov’t. Gtd. Notes	2.500		06/01/22		200	194,736
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN	2.500		09/12/18		5,000	4,997,900
Sr. Unsec’d. Notes, 144A, MTN	3.250		04/24/23		1,400	1,396,341
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875		11/13/19		4,000	3,936,600
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875		06/24/24		3,005	3,113,541
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125		10/15/24		18,900	20,016,801
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875		02/15/30	EUR	1,515	2,204,107
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300		03/15/28		1,375	1,365,241
Province of Manitoba (Canada), Unsec’d. Notes	1.125		06/01/18		1,525	1,523,826
Province of New Brunswick (Canada), Sr. Unsec’d. Notes	2.750		06/15/18		3,500	3,502,100

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000%		09/27/18		1,500	$1,497,841
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes, 144A	6.500		02/15/23		600	607,500
Sr. Unsec’d. Notes, 144A	9.950		06/09/21		1,650	1,830,989
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103		04/23/48		2,055	2,036,813
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000		04/17/25		1,325	1,306,103
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	4.750		03/13/28	EUR	900	1,077,361
Sr. Unsec’d. Notes, 144A	6.750		03/13/48		1,600	1,508,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.750		05/10/18		2,000	2,000,000
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000		05/17/21		4,500	4,332,812
Sr. Unsec’d. Notes	2.125		05/20/19		3,000	2,977,455
Sr. Unsec’d. Notes	2.125		05/19/20		2,500	2,454,150
Sr. Unsec’d. Notes, 144A	2.500		06/08/22		1,000	967,940
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625		03/30/21		1,450	1,495,373
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750		09/01/26		4,760	4,692,218
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975		04/20/55		605	582,313

TOTAL SOVEREIGN BONDS (cost $168,776,038)						172,414,689

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds(h)(k)	2.500		02/15/45		38,760	34,578,160
U.S. Treasury Bonds(h)(k)	2.500		05/15/46		4,110	3,650,354
U.S. Treasury Bonds(k)	2.750		11/15/47		1,945	1,814,776
U.S. Treasury Bonds(k)	2.875		11/15/46		255	244,322
U.S. Treasury Notes	0.750		07/31/18		250	249,316
U.S. Treasury Notes(k)	1.750		06/30/22		355	341,285
U.S. Treasury Notes(k)	1.875		12/31/19		255	252,649
U.S. Treasury Notes(k)	1.875		04/30/22		2,040	1,973,859
U.S. Treasury Notes(k)	2.125		06/30/22		285	278,176
U.S. Treasury Notes(k)	2.250		08/15/27		1,460	1,378,845
U.S. Treasury Notes(k)	2.250		11/15/27		769	725,083
U.S. Treasury Notes(k)	2.500		05/15/24		7,000	6,858,906
U.S. Treasury Notes	2.750		04/30/23		3,370	3,363,813
U.S. Treasury Notes	2.875		04/30/25		1,225	1,223,134
U.S. Treasury Strips Coupon(k)	2.143	(s)	11/15/28		1,820	1,322,562

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	2.174	%(s)	05/15/29	4,420	$3,164,462
U.S. Treasury Strips Coupon(k)	2.783	(s)	08/15/29	2,100	1,489,695
U.S. Treasury Strips Coupon(k)	2.878	(s)	05/15/31	2,100	1,410,616
U.S. Treasury Strips Coupon(k)	3.042	(s)	11/15/35	4,200	2,445,469
U.S. Treasury Strips Coupon(k)	3.202	(s)	08/15/40	4,200	2,109,897

TOTAL U.S. TREASURY OBLIGATIONS (cost $70,900,332)					68,875,379

				Shares
COMMON STOCK 0.1%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)*(a) (cost $2,719,465)				66,217	2,040,477

TOTAL LONG-TERM INVESTMENTS (cost $2,012,069,041)					2,019,325,336

SHORT-TERM INVESTMENTS 17.2%

AFFILIATED MUTUAL FUNDS 15.7%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)				301,501,202	301,501,202
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $58,630,809; includes $58,542,658 of cash collateral for securities on loan)(b)(w)				58,634,939	58,634,939

TOTAL AFFILIATED MUTUAL FUNDS (cost $360,132,011)					360,136,141

OPTIONS PURCHASED~* 1.5% (cost $41,112,712)					34,998,036

TOTAL SHORT-TERM INVESTMENTS (cost $401,244,723)					395,134,177

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.1% (cost $2,413,313,764)					2,414,459,513

OPTIONS WRITTEN~* (1.5)% (premiums received $40,515,904)					(33,566,903)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.6% (cost $2,372,797,860)					2,380,892,610
Liabilities in excess of other assets(z) (3.6)%					(83,765,543)

NET ASSETS 100.0%					$2,297,127,067

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following abbreviations are used in the semiannual report.

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

BABs—Build America Bonds

Bps—Basis Points

BROIS—Brazil Overnight Interbank Deposit

CDS—Credit Default Swap

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

HICP—Harmonized Index of Consumer Prices

IO—Interest Only

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REITs—Real Estate Investment Trusts

STRIPS—Separate Trading of Registered Interest and Principal of Securities

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

See Notes to Financial Statements.

44

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $29,240,185 and 1.3% of net assets.
~	See tables subsequent to the Schedule of Invesments for options detail.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,071,804; cash collateral of $58,542,658 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2018.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Purchased:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley	11/25/20	92.00	—	AUD	70,000	$559,439
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR	2,300	234,417
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	11/28/18	8.00	—	EUR	24,000	25,859
Currency Option EUR vs ZAR	Call	Morgan Stanley	10/01/18	22.00	—	EUR	27,000	12,699
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	05/25/18	24.00	—	EUR	25,000	—
Currency Option EUR vs ZAR	Call	Morgan Stanley	12/24/19	24.00	—	EUR	25,000	321,508
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	5.00	—		60,000	2,243
Currency Option USD vs CAD	Call	Bank of America	01/30/19	1.50	—		30,000	30,041
Currency Option USD vs CAD	Call	Bank of America	07/30/19	1.30	—		30,000	724,582
Currency Option USD vs CNH	Call	Morgan Stanley	02/26/20	6.50	—		33,000	918,814
Currency Option USD vs JPY	Call	Deutsche Bank AG	07/27/18	110.00	—		30,000	250,730
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—		30,000	549,529
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/27/18	1,500.00	—		30,000	435
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—		30,000	493,150
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/24/18	30.00	—		30,000	1,480
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		3,900	250,100
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/20/19	22.00	—		30,000	1,252,068
Currency Option USD vs RUB	Call	Citigroup Global Markets	07/11/18	95.00	—		33,000	3,314
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—		30,000	57,583
Currency Option USD vs RUB	Call	Citigroup Global Markets	12/23/19	85.00	—		30,000	652,112
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—		30,000	18,423
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		30,000	5,811
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		30,000	1,672,039
Currency Option AUD vs JPY	Put	Morgan Stanley	08/07/18	62.00	—	AUD	180,000	13,775
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	360,000	8,685,688
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	82.00	—	AUD	180,000	10,430,185
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	180,000	6,088,926
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	38,000	512,374
Currency Option EUR vs TRY	Put	JPMorgan Chase	02/26/19	4.60	—	EUR	24,000	63,955
Currency Option EUR vs USD	Put	Bank of America	02/26/20	1.20	—	EUR	24,000	457,866
Currency Option EUR vs ZAR	Put	Morgan Stanley	03/25/20	14.00	—	EUR	27,000	226,302
Currency Option USD vs BRL	Put	JPMorgan Chase	03/27/20	3.10	—		30,000	363,665

Total OTC traded (cost $40,993,788)								$34,879,112

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	45,740	$118,924

Total OTC Swaptions (cost $118,924)
Total Options Purchased (cost $41,112,712)								$34,998,036

See Notes to Financial Statements.

46

Options Written:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.55	—	EUR	2,300	$(106,866)
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	01/29/20	8.00	—	EUR	24,000	(621,428)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	25,000	(321,508)
Currency Option EUR vs ZAR	Call	Morgan Stanley	03/25/20	22.00	—	EUR	27,000	(716,864)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		30,000	(330,272)
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/20	4.65	—		30,000	(629,893)
Currency Option USD vs CAD	Call	Bank of America	07/30/19	1.40	—		60,000	(481,982)
Currency Option USD vs CNH	Call	Morgan Stanley	02/26/20	7.00	—		33,000	(338,660)
Currency Option USD vs JPY	Call	Citigroup Global Markets	07/27/18	110.00	—		30,000	(250,730)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		60,000	(460,957)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		3,900	(96,227)
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/20/19	26.00	—		60,000	(939,365)
Currency Option USD vs RUB	Call	Citigroup Global Markets	09/27/18	85.00	—		30,000	(57,583)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		30,000	(652,112)
Currency Option USD vs RUB	Call	Citigroup Global Markets	03/30/20	95.00	—		33,000	(561,094)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		30,000	(700,708)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		60,000	(1,193,990)
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	73.00	—	AUD	360,000	(8,685,688)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	180,000	(10,430,185)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	360,000	(5,205,332)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19	3.90	—	EUR	2,300	(19,649)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		3,900	(41,108)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	66.00	—		9,170	(183,128)

Total OTC traded (premiums received $39,923,334)								$(33,025,329)

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	06/20/18	$100.00	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	20,000	$(20,723)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	45,740	(251,570)
CDX.NA.HY.30.V1, 06/20/23	Put	BNP Paribas	10/17/18	$101.00	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	35,000	(269,281)

Total OTC Swaptions (premiums received $592,570)									(541,574)

Total Options Written (premiums received $40,515,904)									$(33,566,903)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
522	90 Day Euro Dollar	Dec. 2020	$126,539,325	$(135,486)
832	5 Year U.S. Treasury Notes	Jun. 2018	94,438,500	(455,932)
7,610	10 Year U.S. Treasury Notes	Jun. 2018	910,346,250	(4,094,581)
189	10 Year U.S. Ultra Treasury Notes	Jun. 2018	24,171,328	139,975
439	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	68,977,875	427,192

				(4,118,832)

	Short Positions:
522	90 Day Euro Dollar	Dec. 2021	126,513,225	94,164
90	2 Year U.S. Treasury Notes	Jun. 2018	19,084,219	35,027
33	10 Year Japanese Bonds	Jun. 2018	45,473,106	38,992
848	20 Year U.S. Treasury Bonds	Jun. 2018	121,979,500	(746,609)

				(578,426)

				$(4,697,258)

Securities with a combined market value of $8,334,166 have been segregated with Citigroup Global Markets to cover requirements for open future contracts at April 30, 2018.

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/2018	Citigroup Global Markets	AUD	3,236	$2,515,260	$2,436,606	$—	$(78,654)
Expiring 07/31/2018	Goldman Sachs & Co.	AUD	2,682	2,041,468	2,020,135	—	(21,333)
Expiring 07/31/2018	JPMorgan Chase	AUD	746	565,000	562,048	—	(2,952)
Expiring 07/31/2018	UBS AG	AUD	912	690,000	686,945	—	(3,055)
Expiring 01/31/2020	Citigroup Global Markets	AUD	5,351	4,288,399	4,066,547	—	(221,852)
Brazilian Real,
Expiring 05/03/2018	Barclays Capital Group	BRL	2,543	765,475	725,553	—	(39,922)
Expiring 05/03/2018	Goldman Sachs & Co.	BRL	2,903	876,230	828,532	—	(47,698)
Expiring 05/03/2018	Morgan Stanley	BRL	22,991	7,060,714	6,561,005	—	(499,709)
Expiring 05/03/2018	UBS AG	BRL	3,307	991,642	943,745	—	(47,897)
Expiring 07/03/2018	Goldman Sachs & Co.	BRL	16,697	4,762,325	4,736,249	—	(26,076)
Expiring 07/31/2018	Goldman Sachs & Co.	BRL	8,076	2,350,009	2,284,846	—	(65,163)
Expiring 07/31/2018	UBS AG	BRL	1,876	534,000	530,841	—	(3,159)
Expiring 02/25/2019	Citigroup Global Markets	BRL	9,857	2,917,999	2,748,241	—	(169,758)
Expiring 09/30/2019	JPMorgan Chase	BRL	10,454	2,980,000	2,861,271	—	(118,729)
British Pound,
Expiring 07/26/2018	Bank of America	GBP	44	62,254	60,211	—	(2,043)

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar,
Expiring 07/12/2018	Morgan Stanley	CAD	9,235	$7,247,390	$7,205,389	$—	$(42,001)
Expiring 07/31/2018	JPMorgan Chase	CAD	623	486,658	486,608	—	(50)
Expiring 07/31/2018	Morgan Stanley	CAD	410	319,000	319,800	800	—
Expiring 07/31/2019	Bank of America	CAD	2,377	1,918,001	1,868,853	—	(49,148)
Chilean Peso,
Expiring 07/13/2018	Citigroup Global Markets	CLP	2,254,636	3,719,477	3,675,162	—	(44,315)
Expiring 07/13/2018	Citigroup Global Markets	CLP	897,846	1,491,365	1,463,532	—	(27,833)
Chinese Renminbi,
Expiring 07/31/2018	UBS AG	CNH	5,480	863,000	863,871	871	—
Expiring 02/28/2020	Morgan Stanley	CNH	52,459	8,078,000	8,099,588	21,588	—
Czech Koruna,
Expiring 07/12/2018	Citigroup Global Markets	CZK	198,401	9,654,303	9,400,657	—	(253,646)
Euro,
Expiring 07/31/2018	Deutsche Bank AG	EUR	224	275,984	272,487	—	(3,497)
Expiring 07/31/2018	JPMorgan Chase	EUR	631	769,000	767,656	—	(1,344)
Expiring 02/28/2020	Bank of America	EUR	5,226	6,837,176	6,699,065	—	(138,111)
Hungarian Forint,
Expiring 07/24/2018	Deutsche Bank AG	HUF	1,285,675	5,127,113	4,977,230	—	(149,883)
Indian Rupee,
Expiring 07/20/2018	Barclays Capital Group	INR	216,613	3,261,409	3,217,525	—	(43,884)
Expiring 07/20/2018	Deutsche Bank AG	INR	226,721	3,416,274	3,367,668	—	(48,606)
Expiring 07/20/2018	Morgan Stanley	INR	98,476	1,502,646	1,462,741	—	(39,905)
Indonesian Rupiah,
Expiring 07/16/2018	Deutsche Bank AG	IDR	65,854,926	4,755,556	4,691,703	—	(63,853)
Japanese Yen,
Expiring 07/26/2018	Citigroup Global Markets	JPY	272,672	2,538,702	2,509,725	—	(28,977)
Expiring 07/26/2018	Goldman Sachs & Co.	JPY	445,704	4,128,014	4,102,340	—	(25,674)
Expiring 07/31/2018	Deutsche Bank AG	JPY	549,360	5,231,000	5,058,278	—	(172,722)
Expiring 07/31/2018	JPMorgan Chase	JPY	290,091	2,677,246	2,671,042	—	(6,204)
Expiring 01/29/2021	Citigroup Global Markets	JPY	748,513	7,461,999	7,494,390	32,391	—
Mexican Peso,
Expiring 06/28/2018	Morgan Stanley	MXN	97,433	5,180,815	5,160,939	—	(19,876)
Expiring 01/29/2019	UBS AG	MXN	40,341	2,041,000	2,068,144	27,144	—
Expiring 01/29/2019	UBS AG	MXN	36,769	1,859,000	1,885,010	26,010	—
Expiring 12/24/2019	Goldman Sachs & Co.	MXN	23,280	1,139,331	1,139,675	344	—
Norwegian Krone,
Expiring 07/24/2018	Bank of America	NOK	20,049	2,592,206	2,507,281	—	(84,925)
Philippine Peso,
Expiring 06/14/2018	Deutsche Bank AG	PHP	130,529	2,505,653	2,516,504	10,851	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 07/24/2018	UBS AG	PLN	30,187	$8,913,274	$8,614,742	$—	$(298,532)
Russian Ruble,
Expiring 07/13/2018	Barclays Capital Group	RUB	176,553	3,031,351	2,778,550	—	(252,801)
Expiring 07/13/2018	Barclays Capital Group	RUB	94,514	1,517,288	1,487,436	—	(29,852)
Expiring 12/24/2019	Citigroup Global Markets	RUB	382,303	5,577,001	5,712,876	135,875	—
Singapore Dollar,
Expiring 05/11/2018	Deutsche Bank AG	SGD	6,783	5,113,039	5,116,513	3,474	—
Expiring 05/11/2018	JPMorgan Chase	SGD	6,242	4,748,099	4,708,526	—	(39,573)
Expiring 05/11/2018	UBS AG	SGD	6,783	5,108,323	5,116,514	8,191	—
South African Rand,
Expiring 06/12/2018	Barclays Capital Group	ZAR	17,323	1,472,153	1,381,546	—	(90,607)
Expiring 06/12/2018	Citigroup Global Markets	ZAR	9,115	748,741	726,975	—	(21,766)
Expiring 06/12/2018	JPMorgan Chase	ZAR	18,123	1,491,365	1,445,319	—	(46,046)
Expiring 06/12/2018	Toronto Dominion	ZAR	47,404	3,933,056	3,780,518	—	(152,538)
Expiring 07/31/2018	Morgan Stanley	ZAR	8,142	665,000	645,301	—	(19,699)
Expiring 07/31/2018	Morgan Stanley	ZAR	7,557	628,000	598,933	—	(29,067)
Expiring 07/31/2018	Morgan Stanley	ZAR	7,482	610,999	592,976	—	(18,023)
Expiring 07/31/2018	Morgan Stanley	ZAR	7,466	631,000	591,765	—	(39,235)
Expiring 12/30/2019	Barclays Capital Group	ZAR	38,671	3,005,230	2,878,430	—	(126,800)
South Korean Won,
Expiring 05/09/2018	Barclays Capital Group	KRW	2,608,120	2,475,360	2,442,497	—	(32,863)
Expiring 05/09/2018	Deutsche Bank AG	KRW	3,631,644	3,359,834	3,401,024	41,190	—
Expiring 07/31/2018	UBS AG	KRW	742,723	696,999	697,785	786	—
Thai Baht,
Expiring 05/11/2018	Citigroup Global Markets	THB	149,530	4,746,224	4,739,468	—	(6,756)
Turkish Lira,
Expiring 06/12/2018	Barclays Capital Group	TRY	9,954	2,453,589	2,416,863	—	(36,726)
Expiring 06/12/2018	Barclays Capital Group	TRY	4,238	1,006,104	1,029,035	22,931	—
Expiring 06/12/2018	Citigroup Global Markets	TRY	8,007	1,980,287	1,944,107	—	(36,180)
Expiring 06/12/2018	Citigroup Global Markets	TRY	7,661	1,860,883	1,860,048	—	(835)
Expiring 06/12/2018	Citigroup Global Markets	TRY	6,251	1,520,493	1,517,799	—	(2,694)
Expiring 06/12/2018	Citigroup Global Markets	TRY	1,974	488,074	479,275	—	(8,799)
Expiring 06/12/2018	Goldman Sachs & Co.	TRY	7,974	1,913,950	1,936,001	22,051	—
Expiring 07/31/2018	Morgan Stanley	TRY	2,415	578,000	577,572	—	(428)
Expiring 02/28/2019	Barclays Capital Group	TRY	3,103	688,984	694,935	5,951	—

				$201,440,793	$197,918,967	360,448	(3,882,274)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/2018	Bank of America	AUD	1,529	$1,177,551	$1,151,405	$26,146	$—
Expiring 07/12/2018	Citigroup Global Markets	AUD	3,261	2,507,658	2,455,854	51,804	—
Expiring 07/12/2018	JPMorgan Chase	AUD	4,711	3,557,263	3,548,058	9,205	—
Brazilian Real,
Expiring 05/03/2018	Citigroup Global Markets	BRL	10,233	2,982,729	2,920,247	62,482	—
Expiring 05/03/2018	Goldman Sachs & Co.	BRL	16,697	4,786,764	4,764,830	21,934	—
Expiring 05/03/2018	Goldman Sachs & Co.	BRL	4,814	1,419,390	1,373,758	45,632	—
Expiring 07/03/2018	BNP Paribas	BRL	8,978	2,550,586	2,546,701	3,885	—
Expiring 07/31/2018	Citigroup Global Markets	BRL	2,449	693,000	693,018	—	(18)
Expiring 09/30/2019	JPMorgan Chase	BRL	12,412	3,549,000	3,397,256	151,744	—
Expiring 12/24/2019	JPMorgan Chase	BRL	11,825	3,331,000	3,211,358	119,642	—
Expiring 03/31/2020	JPMorgan Chase	BRL	38,335	10,714,000	10,316,380	397,620	—
British Pound,
Expiring 07/26/2018	Bank of America	GBP	1,777	2,490,031	2,456,690	33,341	—
Chilean Peso,
Expiring 07/13/2018	Barclays Capital Group	CLP	597,726	985,062	974,321	10,741	—
Expiring 07/13/2018	Citigroup Global Markets	CLP	958,004	1,570,885	1,561,592	9,293	—
Chinese Renminbi,
Expiring 07/24/2018	Citigroup Global Markets	CNH	2,570	408,193	405,270	2,923	—
Expiring 07/31/2018	Deutsche Bank AG	CNH	4,147	654,416	653,653	763	—
Czech Koruna,
Expiring 07/12/2018	UBS AG	CZK	54,050	2,561,393	2,561,006	387	—
Euro,
Expiring 07/26/2018	Citigroup Global Markets	EUR	4,216	5,122,786	5,126,991	—	(4,205)
Expiring 07/26/2018	Toronto Dominion	EUR	136,304	167,732,311	165,740,006	1,992,305	—
Expiring 07/26/2018	UBS AG	EUR	21,500	26,496,020	26,143,105	352,915	—
Expiring 02/25/2019	Citigroup Global Markets	EUR	2,300	2,917,890	2,849,896	67,994	—
Expiring 02/28/2019	Deutsche Bank AG	EUR	2,458	3,084,372	3,046,493	37,879	—
Expiring 12/30/2019	Deutsche Bank AG	EUR	1,231	1,587,473	1,569,328	18,145	—
Israeli Shekel,
Expiring 07/26/2018	Citigroup Global Markets	ILS	12,049	3,417,004	3,365,730	51,274	—
Japanese Yen,
Expiring 07/26/2018	Citigroup Global Markets	JPY	274,434	2,538,702	2,525,939	12,763	—
Expiring 07/31/2018	Citigroup Global Markets	JPY	1,183,896	10,961,999	10,900,827	61,172	—
Expiring 07/31/2018	JPMorgan Chase	JPY	87,484	807,000	805,518	1,482	—
Mexican Peso,
Expiring 12/24/2019	Citigroup Global Markets	MXN	3,596	169,000	176,059	—	(7,059)
New Taiwanese Dollar,
Expiring 07/13/2018	Barclays Capital Group	TWD	25,651	885,228	871,725	13,503	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 06/14/2018	Barclays Capital Group	PHP	128,667	$2,436,408	$2,480,598	$—	$(44,190)
Expiring 06/14/2018	Deutsche Bank AG	PHP	300,328	5,725,988	5,790,102	—	(64,114)
Russian Ruble,
Expiring 07/13/2018	Barclays Capital Group	RUB	158,866	2,504,900	2,500,186	4,714	—
Expiring 07/13/2018	Barclays Capital Group	RUB	73,370	1,207,395	1,154,683	52,712	—
Expiring 07/13/2018	Barclays Capital Group	RUB	14,110	225,200	222,053	3,147	—
Expiring 12/24/2019	Barclays Capital Group	RUB	114,712	1,758,316	1,714,184	44,132	—
Expiring 12/24/2019	Goldman Sachs & Co.	RUB	207,704	3,385,000	3,103,778	281,222	—
Expiring 03/31/2020	Citigroup Global Markets	RUB	305,303	4,444,000	4,521,796	—	(77,796)
Saudi Arabian Riyal,
Expiring 11/12/2019	Morgan Stanley	SAR	113,400	30,000,000	30,147,827	—	(147,827)
South Korean Won,
Expiring 12/24/2019	Goldman Sachs & Co.	KRW	130,134	123,000	124,984	—	(1,984)
Swedish Krona,
Expiring 07/24/2018	Bank of America	SEK	504	60,434	57,900	2,534	—
Swiss Franc,
Expiring 07/24/2018	Bank of America	CHF	16,904	17,428,660	17,188,778	239,882	—
Expiring 07/24/2018	Toronto Dominion	CHF	1,808	1,883,021	1,838,131	44,890	—
Turkish Lira,
Expiring 06/12/2018	Barclays Capital Group	TRY	5,751	1,450,932	1,396,374	54,558	—
Expiring 06/12/2018	UBS AG	TRY	9,874	2,447,481	2,397,450	50,031	—
Expiring 06/12/2018	UBS AG	TRY	9,514	2,412,713	2,309,955	102,758	—
Expiring 06/12/2018	UBS AG	TRY	7,725	1,928,296	1,875,523	52,773	—
Expiring 06/12/2018	UBS AG	TRY	5,765	1,446,832	1,399,645	47,187	—
Expiring 12/24/2019	BNP Paribas	TRY	23,277	5,000,000	4,778,435	221,565	—

				$357,527,282	$353,115,396	4,759,079	(347,193)

						$5,119,527	$(4,229,467)

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
Expiring 07/12/2018	Buy	CAD	3,161	JPY	264,971	$29,559	$—	Barclays Capital Group
Expiring 07/24/2018	Buy	CHF	9,482	EUR	7,927	4,770	—	Citigroup Global Markets
Expiring 02/28/2019	Buy	EUR	2,458	TRY	13,146	102,059	—	JPMorgan Chase
Expiring 12/30/2019	Buy	ZAR	33,780	EUR	2,038	—	(83,780)	Morgan Stanley

See Notes to Financial Statements.

52

Cross currency exchange contracts outstanding at April 30, 2018 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
Expiring 12/30/2019	Buy	EUR	3,269	ZAR	56,766	$—	$(57,839)	Deutsche Bank AG
Expiring 01/31/2020	Buy	AUD	6,894	JPY	536,215	58,504	—	Deutsche Bank AG
Expiring 01/31/2020	Buy	EUR	3,871	TRY	23,609	157,262	—	Goldman Sachs & Co.
Expiring 03/31/2020	Buy	EUR	7,965	ZAR	134,569	339,472	—	Morgan Stanley
Expiring 11/30/2020	Buy	JPY	1,016,141	AUD	12,805	365,636	—	Morgan Stanley

						$1,057,262	$(141,619)

Credit default swap agreements outstanding at April 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Babson	05/15/18	1.000%(M)	3,529	$4,702	$—	$4,702	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/18	1.500%(M)	157	242	—	242	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/18	1.500%(M)	55	85	—	85	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	737	980	—	980	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	447	595	—	595	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	05/31/18	1.500%(M)	163	217	—	217	Goldman Sachs & Co.
Chase Mortgage	05/31/18	1.500%(M)	605	101	—	101	Goldman Sachs & Co.
Citibank Mortgage	05/31/18	1.500%(M)	282	375	—	375	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	245	377	—	377	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	231	354	—	354	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	210	323	—	323	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	205	314	—	314	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	181	279	—	279	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	164	252	—	252	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	124	190	—	190	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	121	186	—	186	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	75	115	—	115	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	63	97	—	97	Goldman Sachs & Co.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.)^:
Equity One Home Equity	05/31/18	1.500%(M)	590	$785	$—	$785	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/30/18	1.500%(M)	357	549	—	549	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/30/18	1.500%(M)	212	326	—	326	Goldman Sachs & Co.
First Franklin Home Equity	05/31/18	1.500%(M)	248	41	—	41	Goldman Sachs & Co.
Flagship	05/15/18	1.000%(M)	2,730	3,638	—	3,638	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	494	760	—	760	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	317	488	—	488	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	203	312	—	312	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	165	253	—	253	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	141	217	—	217	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	116	179	—	179	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	68	104	—	104	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	67	103	—	103	Goldman Sachs & Co.
GSAMP Home Equity	05/31/18	1.500%(M)	241	320	—	320	Goldman Sachs & Co.
Invesco	05/15/18	1.000%(M)	2,795	3,724	—	3,724	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	277	426	—	426	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	213	327	—	327	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	71	109	—	109	Goldman Sachs & Co.
Lehman Home Equity	05/31/18	1.500%(M)	529	704	—	704	Goldman Sachs & Co.
Long Beach Home Equity	05/31/18	1.500%(M)	498	663	—	663	Goldman Sachs & Co.

See Notes to Financial Statements.

54

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.)^:
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		357	$549	$—	$549	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		150	231	—	231	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		120	184	—	184	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		110	169	—	169	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		93	143	—	143	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		80	123	—	123	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		76	117	—	117	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)		46	71	—	71	Goldman Sachs & Co.
Morgan Stanley Home Equity	05/31/18	1.500%(M)		262	349	—	349	Goldman Sachs & Co.
Morgan Stanley Home Equity	05/31/18	1.500%(M)		233	310	—	310	Goldman Sachs & Co.
Napier	05/15/18	1.000%(M)		1,463	1,950	—	1,950	Goldman Sachs & Co.
New Century Home Equity	05/31/18	1.500%(M)		475	632	—	632	Goldman Sachs & Co.
New Century Home Equity	05/31/18	1.500%(M)		286	381	—	381	Goldman Sachs & Co.
Octagon	05/15/18	1.000%(M)		1,615	2,153	—	2,153	Goldman Sachs & Co.
Option One Home Equity	05/31/18	1.500%(M)		828	1,102	—	1,102	Goldman Sachs & Co.
Partners Group	05/15/18	1.000%(M)	EUR	1,233	1,987	—	1,987	Goldman Sachs & Co.
Silvermine	05/15/18	1.000%(M)		2,659	3,543	—	3,543	Goldman Sachs & Co.
Venture CDO Ltd.	05/15/18	1.000%(M)		205	273	—	273	Goldman Sachs & Co.
WAMCO	05/15/18	1.000%(M)		2,057	2,741	—	2,741	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/18	1.500%(M)		47	72	—	72	Goldman Sachs & Co.

					$40,892	$—	$40,892

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	750	0.365%	$(56,543)	$16,113	$72,656
AT&T, Inc.	06/20/21	1.000%(Q)	6,540	0.382%	47,134	129,823	82,689
CIT Group, Inc.	06/20/18	5.000%(Q)	2,740	0.070%	175,137	34,804	(140,333)
Eastman Chemical Co.	06/20/21	1.000%(Q)	4,860	0.191%	46,753	112,546	65,793
Ford Motor Co.	06/20/21	5.000%(Q)	8,000	0.505%	1,391,644	1,139,499	(252,145)

					$1,604,125	$1,432,785	$(171,340)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	34,491	$(17,666)	$(56,554)	$(38,888)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	23,500	$158,390	$312,157	$(153,767)	Credit Suisse First Boston
CMBX.NA.6.AA	05/11/63	1.500%(M)	23,000	155,020	268,547	(113,527)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	9,000	60,660	(4,454)	65,114	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	8,000	53,920	(489,693)	543,613	Credit Suisse First Boston
CMBX.NA.6.AA	05/11/63	1.500%(M)	7,000	47,180	38,818	8,362	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,500	23,590	44,114	(20,524)	Credit Suisse First Boston
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	13,480	(66,951)	80,431	JPMorgan Chase

				$512,240	$102,538	$409,702

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Argentina Republic	06/20/18	5.000%(Q)	3,970	0.765%	$(46,836)	$(170,257)	$123,421	BNP Paribas

See Notes to Financial Statements.

56

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues-Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	2,160	2.859%	$(143,683)	$(372,840)	$229,157	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	540	2.859%	(35,921)	(95,850)	59,929	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	1,000	3.016%	(79,444)	(99,155)	19,711	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.339%	(114,799)	(216,249)	101,450	Barclays Capital Group
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	3,750	0.443%	7,320	(287,530)	294,850	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%(Q)	8,000	0.485%	35,749	4,231	31,518	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	1.893%	(379,458)	(1,224,841)	845,383	BNP Paribas
Republic of Brazil	09/20/18	1.000%(Q)	10,000	0.525%	30,372	23,459	6,913	BNP Paribas
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.486%	105,041	(322,295)	427,336	Barclays Capital Group
Republic of Indonesia	06/20/21	1.000%(Q)	2,100	0.617%	26,638	(83,337)	109,975	JPMorgan Chase
Republic of Turkey	06/20/18	1.000%(Q)	5,000	0.633%	8,414	5,078	3,336	BNP Paribas
Republic of Turkey	06/20/18	1.000%(Q)	5,000	0.633%	8,414	3,092	5,322	Citigroup Global Markets
State Bank of India	06/20/18	1.000%(Q)	8,000	0.148%	18,939	9,667	9,272	Morgan Stanley
United Mexico States	12/20/20	1.000%(Q)	7,000	0.605%	78,898	(123,939)	202,837	Goldman Sachs & Co.

					$(433,520)	$(2,780,509)	$2,346,989

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Swap Agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	9,020	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(105,812)	$(105,812)
EUR	15,305	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(170,645)	(170,645)
EUR	4,510	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	74,395	74,395
EUR	7,450	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	108,889	108,889
GBP	1,415	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	53,184	53,184
GBP	1,070	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(43,745)	(43,745)
GBP	575	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	60,873	60,873
GBP	355	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(68,954)	(68,954)
	11,000	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	256	(269,669)	(269,925)

					$256	$(361,484)	$(361,740)

See Notes to Financial Statements.

58

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
BRL	110,795	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	$—	$(264,627)	$(264,627)
BRL	66,586	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(159,624)	(159,624)
BRL	50,005	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	433,183	433,183
BRL	82,781	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	725,671	725,671
BRL	41,616	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(687,854)	(687,854)
BRL	40,640	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(724,867)	(724,867)
BRL	28,099	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	634,398	634,398
BRL	17,139	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	396,073	396,073
BRL	27,101	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	689,125	689,125
BRL	55,620	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	1,445,232	1,445,232
BRL	14,961	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	(105,573)	(105,573)
BRL	25,174	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(198,551)	(198,551)
BRL	12,919	01/02/23	9.735%(T)	1 Day BROIS(2)(T)	—	177,387	177,387
BRL	23,834	01/02/25	9.400%(T)	1 Day BROIS(2)(T)	—	(33,173)	(33,173)
BRL	9,403	01/02/25	9.400%(T)	1 Day BROIS(2)(T)	—	(13,087)	(13,087)
BRL	17,286	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	268,884	268,884
BRL	16,970	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	315,576	315,576
EUR	5,735	05/11/19	(0.144%)(A)	6 Month EURIBOR(1)(S)	(8,233)	(7,361)	872
EUR	67,360	05/11/20	(0.054%)(A)	6 Month EURIBOR(1)(S)	(158,693)	(205,480)	(46,787)
EUR	5,360	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(12,017)	83	12,100
EUR	40,310	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(871,210)	(999,209)	(127,999)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	479	(1,357)	(1,836)
EUR	2,740	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(3,999)	(17,137)	(13,138)
EUR	31,165	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	1,082,843	581,553	(501,290)
EUR	1,290	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(309)	(2,247)	(1,938)
EUR	2,860	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	105,810	89,116	(16,694)
EUR	16,020	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	88,014	88,014
EUR	16,020	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(100,785)	(100,785)
EUR	2,700	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	169,178	116,624	(52,554)
EUR	2,250	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	77,824	62,951	(14,873)
EUR	31,515	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	146,273	146,273
EUR	31,515	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(5,748)	(166,354)	(160,606)
EUR	18,530	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	136,186	136,186
EUR	18,530	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(100,300)	(100,300)
EUR	2,955	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	109,595	74,427	(35,168)
EUR	475	05/11/43	1.350%(A)	6 Month EURIBOR(1)(S)	4,933	13,092	8,159
EUR	2,975	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	24,837	24,837
EUR	2,975	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(24,082)	(24,082)
EUR	11,050	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(4,014)	(4,014)
EUR	11,050	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	2,305	2,305

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
GBP	3,280	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	$39,090	$60,626	$21,536
GBP	3,060	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	42,950	42,950
GBP	11,905	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	2,806	(52,182)	(54,988)
GBP	3,680	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(49,897)	(49,897)
GBP	6,665	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(46,150)	(46,150)
JPY	5,153,280	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(62,744)	(151,794)	(89,050)
	61,940	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	292	73,397	73,105
	42,075	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	120,996	120,996
	58,600	11/09/18	1.160%(S)	3 Month LIBOR(1)(Q)	(22,226)	296,311	318,537
	116,540	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	412	676,906	676,494
	175,200	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(9,361)	1,314,554	1,323,915
	76,310	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	325	308,197	307,872
	1,453,170	01/30/19	2.135%(T)	1 Day USOIS(1)(T)	—	191,941	191,941
	250,430	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	245,666	245,666
	762,460	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	732,491	4,396,488	3,663,997
	44,680	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(10,717)	295,867	306,584
	99,170	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(67,560)	629,442	697,002
	61,890	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	738,858	738,858
	195,680	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	55,515	1,212,279	1,156,764
	259,390	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	147,404	1,835,296	1,687,892
	92,015	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	24,841	477,114	452,273
	70,240	12/31/19	2.044%(A)	1 Day USOIS(1)(A)	1,006	255,308	254,302
	135,665	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(8,388)	(42,100)	(33,712)
	238,735	02/05/20	2.350%(A)	1 Day USOIS(1)(A)	50,770	1,182,206	1,131,436
	123,850	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	29,661	179,164	149,503
	87,960	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	36,540	36,540
	566,575	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	9,041,483	8,480,714	(560,769)
	7,450	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	106,003	242,530	136,527
	263,500	05/15/21	2.202%(S)	3 Month LIBOR(1)(Q)	(3,255,762)	3,277,854	6,533,616
	72,470	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	432	(1,811,316)	(1,811,748)
	79,680	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	476	(1,724,254)	(1,724,730)
	363,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	435,959	(7,818,438)	(8,254,397)
	191,000	05/31/21	1.980%(S)	3 Month LIBOR(2)(Q)	931	(3,927,801)	(3,928,732)
	2,570	07/31/21	2.290%(S)	3 Month LIBOR(1)(Q)	(42,742)	31,243	73,985
	91,955	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	755,220	(2,465,512)	(3,220,732)
	5,870	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	38	(188,726)	(188,764)
	127,355	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(4,293,386)	(4,293,386)
	182,000	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(871,350)	(5,225,484)	(4,354,134)
	16,120	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	78,467	78,467
	167,900	06/30/22	2.020%(S)	3 Month LIBOR(1)(Q)	1,057	4,861,575	4,860,518
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(9,517)	(9,517)

See Notes to Financial Statements.

60

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
10,550	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	$—	$159,789	$159,789
88,865	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(3,647,334)	(3,647,334)
35,125	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(4,284)	(158,052)	(153,768)
24,000	04/03/23	2.015%(S)	3 Month LIBOR(1)(Q)	387,010	985,727	598,717
168,988	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(5,900,964)	(6,225,835)	(324,871)
16,300	06/20/23	2.604%(S)	3 Month LIBOR(1)(Q)	(423,981)	120,946	544,927
101,900	09/24/23	2.903%(S)	3 Month LIBOR(1)(Q)	(4,887,263)	(35,982)	4,851,281
51,250	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	430	1,523,911	1,523,481
124,000	11/15/23	2.230%(S)	3 Month LIBOR(1)(Q)	827	3,542,199	3,541,372
22,745	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	56,894	964,004	907,110
25,504	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(46,429)	1,029,969	1,076,398
47,110	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(362,554)	1,860,492	2,223,046
45,915	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(51,777)	1,759,677	1,811,454
172,911	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(1,876,191)	6,433,141	8,309,332
28,490	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	1,222,531	1,222,531
291,235	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,162,401	12,467,992	11,305,591
89,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	307,192	3,782,298	3,475,106
98,000	08/15/24	2.559%(S)	3 Month LIBOR(1)(Q)	(1,570,310)	1,910,153	3,480,463
20,260	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(1,123,534)	(1,123,534)
56,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(904,581)	1,161,733	2,066,314
99,875	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	263,894	3,548,096	3,284,202
15,400	02/14/25	—(3)	—(3)	—	12,884	12,884
4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	184,257	184,076
44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	454	1,972,385	1,971,931
18,415	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	15,095	108,177	93,082
16,810	02/28/25	3.020%(S)	3 Month LIBOR(1)(Q)	—	(76,522)	(76,522)
3,370	05/11/25	1.900%(S)	3 Month LIBOR(1)(Q)	191,039	205,584	14,545
9,975	04/28/26	1.809%(S)	3 Month LIBOR(1)(Q)	136	815,155	815,019
52,572	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	667,355	2,951,510	2,284,155
53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,163	2,676,713	2,638,550
12,575	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	561,505	561,505
23,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(15,258)	838,462	853,720
11,080	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	496,986	496,986
6,735	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(37,107)	(304,967)	(267,860)
9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	535,562	535,562
6,290	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	308,758	308,758
37,470	03/26/28	2.884%(S)	3 Month LIBOR(1)(Q)	8,604	244,813	236,209
16,535	05/11/28	2.000%(S)	3 Month LIBOR(1)(Q)	1,169,729	1,315,453	145,724
21,875	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(1,294,234)	(1,294,234)
13,310	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	(4,319)	(104,253)	(99,934)
7,770	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(113,357)	(113,357)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
42,995	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$(284,412)	$(4,125,098)	$(3,840,686)
17,310	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	1,193,231	1,193,231
7,975	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(168,401)	513,167	681,568
17,245	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(75,881)	(75,881)
22,605	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	1,743,583	2,751,150	1,007,567
8,500	02/15/40	3.193%(S)	3 Month LIBOR(1)(Q)	(567,613)	(265,648)	301,965
14,000	02/15/41	2.647%(S)	3 Month LIBOR(1)(Q)	402	870,869	870,467
5,520	11/15/41	1.869%(S)	3 Month LIBOR(1)(Q)	33,885	1,086,285	1,052,400
31,400	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	204,061	(2,276,459)	(2,480,520)
7,280	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(638,263)	(638,263)
1,300	12/12/42	2.590%(S)	3 Month LIBOR(1)(Q)	65,803	90,173	24,370
1,890	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	122,575	122,575
13,400	08/21/44	3.190%(S)	3 Month LIBOR(1)(Q)	(926,225)	(506,898)	419,327
3,755	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	218	860,678	860,460
1,365	05/11/47	2.570%(S)	3 Month LIBOR(1)(Q)	99,638	106,204	6,566
2,685	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	251,080	251,080
12,945	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	35,732	35,732
2,410	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	222,262	222,262
2,225	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	167,805	167,805
23,710	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	(3,338,923)	(3,236,650)	102,273

				$(7,387,783)	$46,104,346	$53,492,129

Cash of $2,752,000 and securities, including those sold and pending settlement, with a combined market value of $56,479,398 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Total return swap agreements outstanding at April 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement:
Credit Suisse First Boston Corp.	01/12/41	8,447	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on the IOS.FN30.450.10 Index	$43,490	$(25,794)	$69,284

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

62

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$709,163	$(3,583,185)	$3,278,106	$(287,818)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$5,227,402	$—
Collateralized Loan Obligations	—	572,942,397	15,624,640
Consumer Loans	—	52,766,016	3,212,000
Home Equity Loans	—	71,087,601	—
Residential Mortgage-Backed Securities	—	62,110,504	—
Student Loans	—	10,571,452	—
Bank Loans	—	31,560,638	1,144,250
Commercial Mortgage-Backed Securities	—	137,074,368	—
Convertible Bond	—	2,352,099	—
Corporate Bonds	—	704,778,887	—
Municipal Bonds	—	13,911,934	—
Residential Mortgage-Backed Securities	—	82,229,072	9,401,531
Sovereign Bonds	—	172,414,689	—
U.S. Treasury Obligations	—	68,875,379	—
Common Stock	2,040,477	—	—
Affiliated Mutual Funds	360,136,141	—	—
Options Purchased	—	34,998,036	—
Options Written	—	(33,383,775)	(183,128)
Other Financial Instruments*
Futures Contracts	(4,697,258)	—	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$890,060	$—
OTC Cross Currency Exchange Contracts	—	915,643	—
OTC Credit Default Swap Agreements	—	31,884	40,892
Centrally Cleared Credit Default Swap Agreements	—	(210,228)	—
Centrally Cleared Inflation Swaps Agreements	—	(361,740)	—
Centrally Cleared Interest Rate Swap Agreements	—	53,492,129	—
OTC Total Return Swap Agreements	—	43,490	—

Total	$357,479,360	$2,044,317,937	$29,240,185

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset- Backed Securities— Collateralized Loan Obligations	Asset- Backed Securities— Consumer Loans	Asset- Backed Securities— Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities	Options Written	Credit Default Swap Agreements
Balance as of 10/31/17	$12,800,000	$—	$2,900,000	$—	$1,312,964	$743,919	$9,337,675	$—	$32,417
Realized gain (loss)	—	—	—	—	—	—	—	—	—	**
Change in unrealized appreciation (depreciation)	(175,360)	12,000	—	5,750	—	—	4,531	(134,527)	8,475
Purchases/Exchanges/ Issuances	3,000,000	3,200,000	—	1,138,500	—	—	9,397,000	—	—
Sales/Paydowns	—	—	—	—	—	—	—	(48,601)	—
Accrued discount/ premium	—	—	—	—	—	—	—	—	—
Transfer into Level 3	—	—	—	—	—	—	—	—	—
Transfer out of Level 3	—	—	(2,900,000)	—	(1,312,964)	(743,919)	(9,337,675)	—	—

Balance as of 04/30/18	$15,624,640	$3,212,000	$—	$1,144,250	$—	$—	$9,401,531	$(183,128)	$40,892

See Notes to Financial Statements.

64

	Asset- Backed Securities— Collateralized Loan Obligations	Asset- Backed Securities— Consumer Loans	Asset- Backed Securities— Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities	Options Written	Credit Default Swap Agreements
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(175,360)	$12,000	$—	$5,750	$—	$—	$4,531	$(134,527)	$40,892

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) of the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $34,278.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$15,624,640	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Consumer Loans	3,212,000	Market Approach	Single Broker Indicative Quote
Bank Loans	1,144,250	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	9,401,531	Market Approach	Single Broker Indicative Quote
Options Written	(183,128)	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	40,892	Market Approach	Single Broker Indicative Quote

	$29,240,185

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Residential Mortgage-Backed Securities	$2,900,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$1,312,964	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$743,919	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$9,337,675	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Collateralized Loan Obligations	25.6%
Affiliated Mutual Funds (including 2.5% of collateral for securities on loan)	15.7
Sovereign Bonds	7.5
Residential Mortgage-Backed Securities	6.7
Commercial Mortgage-Backed Securities	6.0
Banks	5.6
Home Equity Loans	3.1
U.S. Treasury Obligations	3.0
Oil & Gas	2.7
Consumer Loans	2.4
Media	2.1
Home Builders	2.0
Healthcare-Services	1.9
Electric	1.7
Telecommunications	1.5
Options Purchased	1.5
Entertainment	1.0
Insurance	0.9
Chemicals	0.8
Pipelines	0.8
Building Materials	0.8
Retail	0.8
Commercial Services	0.7
Pharmaceuticals	0.7
Foods	0.6
Municipal Bonds	0.6
Real Estate Investment Trusts (REITs)	0.6
Lodging	0.5
Packaging & Containers	0.5
Forest Products & Paper	0.5
Student Loans	0.5
Miscellaneous Manufacturing	0.4
Software	0.4
Diversified Financial Services	0.4
Real Estate	0.4
Semiconductors	0.3
Auto Parts & Equipment	0.3%
Airlines	0.3
Electronics	0.3
Transportation	0.2
Technology	0.2
Auto Manufacturers	0.2
Consumer	0.2
Energy—Alternate Sources	0.2
Textiles	0.2
Automobiles	0.2
Health Care & Pharmaceutical	0.1
Trucking & Leasing	0.1
Internet	0.1
Water	0.1
Beverages	0.1
Apparel	0.1
Distribution/Wholesale	0.1
Biotechnology	0.1
Leisure Time	0.1
Investment Companies	0.1
Gas	0.1
Multi-National	0.1
Housewares	0.1
Oil, Gas & Consumable Fuels	0.1
Gaming	0.1
Capital Goods	0.1
Computers	0.0	*
Oil & Gas Services	0.0	*
Iron/Steel	0.0	*
Savings & Loans	0.0	*
Machinery-Diversified	0.0	*

	105.1
Options Written	(1.5)
Liabilities in excess of other assets	(3.6)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

66

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$221,138	*	Due from/to broker— variation margin swaps	$431,366	*
Credit contracts	Premiums paid for OTC swap agreements	709,163		Premiums received for OTC swap agreements	3,557,391
Credit contracts	Unaffiliated investments	118,924		Options written outstanding, at value	541,574
Credit contracts	Unrealized appreciation on OTC swap agreements	3,208,822		Unrealized depreciation on OTC swap agreements	287,818
Foreign exchange contracts	Unaffiliated investments	34,879,112		Options written outstanding, at value	32,842,201
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,057,262		Unrealized depreciation on OTC cross currency exchange contracts	141,619
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,119,527		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,229,467
Interest rate contracts	Due from/to broker— variation margin futures	735,350	*	Due from/to broker— variation margin futures	5,432,608	*
Interest rate contracts	Due from/to broker— variation margin swaps	99,936,360	*	Due from/to broker— variation margin swaps	46,805,971	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	25,794
Interest rate contracts	—	—		Options written outstanding, at value	183,128
Interest rate contracts	Unrealized appreciation on OTC swap agreements	69,284		—	—

Total		$146,054,942			$94,478,937

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(106,504)	$1,717,557	$—	$—	$—	$2,627,487
Foreign exchange contracts	(425,947)	585,569	—	(4,724,674)	—	—
Interest rate contracts	(2,961,739)	2,318,746	(15,086,366)	—	(197,618)	(3,903,707)

Total	$(3,494,190)	$4,621,872	$(15,086,366)	$(4,724,674)	$(197,618)	$(1,276,220)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$—	$(660,852)	$—	$—	$(309,439)
Foreign exchange contracts	(6,058,381)	6,780,497	—	2,103,709	—
Interest rate contracts	1,016,974	(954,480)	(7,996,948)	—	55,935,764

Total	$(5,041,407)	$5,165,165	$(7,996,948)	$2,103,709	$55,626,325

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Futures Contracts— Short Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$18,176,839	$1,348,791,225	$1,087,425,902	$756,361,363	$170,151,235	$314,651,948	$31,147,008

See Notes to Financial Statements.

68

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$32,133,667	$224,307,990	$33,816,000	$282,600,000	$81,573,389	$8,520,113,901	$11,272,333

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$57,071,804	$(57,071,804)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America	$1,514,392	$(756,209)	$758,183	$(604,782)	$153,401
Barclays Capital Group	770,734	(1,236,189)	(465,455)	465,455	—
BNP Paribas	1,251,463	(2,365,087)	(1,113,624)	1,113,624	—
Citigroup Global Markets	4,109,990	(3,670,718)	439,272	(439,272)	—
Credit Suisse First Boston Corp.	969,168	(689,778)	279,390	(260,000)	19,390
Deutsche Bank AG	15,464,697	(16,814,194)	(1,349,497)	1,349,497	—
Goldman Sachs & Co.	1,474,244	(2,146,668)	(672,424)	672,424	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Chase	$1,402,021	$(1,325,351)	$76,670	$(13,597)	$63,073
Morgan Stanley	15,201,857	(12,162,282)	3,039,575	(3,020,000)	19,575
Toronto Dominion	2,037,195	(152,538)	1,884,657	(1,808,896)	75,761
UBS AG	966,333	(489,978)	476,355	(316,000)	160,355

	$45,162,094	$(41,808,992)	$3,353,102	$(2,861,547)	$491,555

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

70

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $57,071,804:
Unaffiliated investments (cost $2,053,181,753)	$2,054,323,372
Affiliated investments (cost $360,132,011)	360,136,141
Foreign currency, at value (cost $6,061,958)	6,007,773
Dividends and interest receivable	15,788,463
Receivable for investments sold	13,356,878
Receivable for Fund shares sold	6,822,602
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,119,527
Unrealized appreciation on OTC swap agreements	3,278,106
Deposit with broker for centrally cleared swaps	2,752,000
Unrealized appreciation on OTC cross currency exchange contracts	1,057,262
Due from broker—variation margin futures	885,433
Premiums paid for OTC swap agreements	709,163
Cash segregated for counterparty—OTC	620,000
Tax reclaim receivable	2,290
Prepaid expenses	5,014

Total Assets	2,470,864,024

Liabilities
Payable for investments purchased	65,350,259
Payable to broker for collateral for securities on loan	58,542,658
Options written outstanding, at value (premiums received $40,515,904)	33,566,903
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,229,467
Payable for Fund shares reacquired	4,068,201
Premium received for OTC swap agreements	3,583,185
Due to broker—variation margin swaps	1,286,859
Management fee payable	1,144,186
Dividends payable	1,053,345
Accrued expenses and other liabilities	323,173
Unrealized depreciation on OTC swap agreements	287,818
Unrealized depreciation on OTC cross currency exchange contracts	141,619
Distribution fee payable	114,384
Affiliated transfer agent fee payable	44,900

Total Liabilities	173,736,957

Net Assets	$2,297,127,067

Net assets were comprised of:
Shares of beneficial interest, at par	$230,313
Paid-in capital in excess of par	2,320,105,657

2,320,335,970
Undistributed net investment income	2,151,960
Accumulated net realized loss on investment and foreign currency transactions	(87,307,176)
Net unrealized appreciation on investments and foreign currencies	61,946,313

Net assets, April 30, 2018	$2,297,127,067

See Notes to Financial Statements.

72

Class A
Net asset value and redemption price per share ($153,782,654 ÷ 15,468,213 shares of beneficial interest issued and outstanding)	$9.94
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.41

Class C
Net asset value, offering price and redemption price per share ($103,854,065 ÷ 10,416,939 shares of beneficial interest issued and outstanding)	$9.97

Class Z
Net asset value, offering price and redemption price per share ($1,709,810,206 ÷ 171,284,900 shares of beneficial interest issued and outstanding)	$9.98

Class R6
Net asset value, offering price and redemption price per share ($329,680,142 ÷ 33,142,934 shares of beneficial interest issued and outstanding)	$9.95

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	73

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income	$35,100,256
Affiliated dividend income	1,685,154
Income from securities lending, net (including affiliated income of $22,625)	207,196

Total income	36,992,606

Expenses
Management fee	7,062,990
Distribution fee(a)	657,854
Transfer agent’s fees and expenses (affiliated expense of $135,718)(a)	949,801
Custodian and accounting fees	138,247
Registration fees(a)	48,302
Shareholders’ reports	41,694
Audit fee	32,350
Trustees’ fees	20,854
Legal fees and expenses	14,275
Miscellaneous	19,363

Total expenses	8,985,730
Less: Fee waiver and/or expense reimbursement(a)	(395,243)

Net expenses	8,590,487

Net investment income (loss)	28,402,119

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of ($4,055))	(2,157,214)
Futures transactions	(15,086,366)
Options written transactions	4,621,872
Swap agreement transactions	(1,276,220)
Forward and cross currency transactions	(4,724,674)
Foreign currency transactions	(970,921)
Forward rate agreements	(197,618)

(19,791,141)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(486))	(31,466,584)
Futures	(7,996,948)
Options written	5,165,165
Swap agreements	55,626,325
Forward and cross currency contracts	2,103,709
Foreign currencies	1,082,386

24,514,053

Net gain (loss) on investment and foreign currency transactions	4,722,912

Net Increase (Decrease) In Net Assets Resulting From Operations	$33,125,031

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	161,644	496,210	—	—
Transfer agent’s fees and expenses	49,803	42,729	697,599	159,670
Registration fees	9,875	7,007	20,208	11,212
Fee waiver and/or expense reimbursement	(7,197)	(5,952)	(278,060)	(104,034)

See Notes to Financial Statements.

74

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,402,119	$41,264,043
Net realized gain (loss) on investment and foreign currency transactions	(19,791,141)	(27,972,409)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	24,514,053	84,184,745

Net increase (decrease) in net assets resulting from operations	33,125,031	97,476,379

Dividends from net investment income
Class A	(1,912,970)	(3,294,330)
Class C	(1,092,884)	(1,651,332)
Class Z	(23,362,973)	(28,720,055)
Class R6	(5,604,596)	(7,126,086)

	(31,973,423)	(40,791,803)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	741,840,665	772,806,468
Net asset value of shares issued in reinvestment of dividends and distributions	23,909,161	29,178,897
Cost of shares reacquired	(312,185,940)	(527,204,224)

Net increase (decrease) in net assets from Fund share transactions	453,563,886	274,781,141

Total increase (decrease)	454,715,494	331,465,717

Net Assets:
Beginning of period	1,842,411,573	1,510,945,856

End of period (a)	$2,297,127,067	$1,842,411,573

(a) Includes undistributed/(distributions in excess of) net investment income of:	$2,151,960	$5,723,264

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

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For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

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Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the

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Notes to Financial Statements (unaudited) (continued)

sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a

80

liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund

PGIM Absolute Return Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and

82

Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

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Notes to Financial Statements (unaudited) (continued)

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset

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amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

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Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under

PGIM Absolute Return Bond Fund	87

Notes to Financial Statements (unaudited) (continued)

the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective January 1, 2018, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to and including $2.5 billion, 0.625% of the next $2.5 billion and 0.60% of average daily net assets in excess of $5 billion. Prior to January 1, 2018, the management fee paid to PGIM Investments was accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to $2.5 billion, 0.775% of the next $2.5 billion and 0.75% of such assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.70% for the six months ended April 30, 2018.

Effective January 1, 2018, PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements to 0.73% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Prior to January 1, 2018, PGIM Investments had contractually agreed to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of

88

shares of the Fund to 0.90% of the Fund’s average daily net assets. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.66% for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $143,138 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $4,380 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

PGIM Absolute Return Bond Fund	89

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $21,188 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $748,953,009 and $319,634,300, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$143,027,511	$555,973,247	$397,499,556	$—	$—	$301,501,202	301,501,202	$1,685,154
PGIM Institutional Money Market Fund	68,469,036	106,028,372	115,857,928	(486)	(4,055)	58,634,939	58,634,939	22,625

Total	$211,496,547	$662,001,619	$513,357,484	$(486)	$(4,055)	$360,136,141		$1,707,779

*	The Funds did not have any capital gain distibutions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$2,380,090,813

Gross Unrealized Appreciation	86,295,461
Gross Unrealized Depreciation	(35,348,792)

Net Unrealized Appreciation	$50,946,669

90

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2017 of approximately $58,727,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds, owned 1,456,086 Class R6 shares of the Fund. At reporting period end, 6 shareholders of record held 71% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

PGIM Absolute Return Bond Fund	91

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	4,709,656	$46,887,446
Shares issued in reinvestment of dividends and distributions	144,965	1,443,151
Shares reacquired	(1,345,839)	(13,409,300)

Net increase (decrease) in shares outstanding before conversion	3,508,782	34,921,297
Shares issued upon conversion from other share class(es)	181,152	1,802,651
Shares reacquired upon conversion into other share class(es)	(301,584)	(3,004,160)

Net increase (decrease) in shares outstanding	3,388,350	$33,719,788

Year ended October 31, 2017:
Shares sold	5,287,444	$51,389,408
Shares issued in reinvestment of dividends and distributions	263,023	2,563,014
Shares reacquired	(6,475,151)	(62,665,690)

Net increase (decrease) in shares outstanding before conversion	(924,684)	(8,713,268)
Shares issued upon conversion from other share class(es)	260,628	2,533,357
Shares reacquired upon conversion into other share class(es)	(7,865,438)	(76,474,888)

Net increase (decrease) in shares outstanding	(8,529,494)	$(82,654,799)

Class C
Six months ended April 30, 2018:
Shares sold	1,527,192	$15,243,399
Shares issued in reinvestment of dividends and distributions	89,530	893,527
Shares reacquired	(965,189)	(9,634,721)

Net increase (decrease) in shares outstanding before conversion	651,533	6,502,205
Shares reacquired upon conversion into other share class(es)	(153,535)	(1,531,435)

Net increase (decrease) in shares outstanding	497,998	$4,970,770

Year ended October 31, 2017:
Shares sold	1,372,212	$13,418,733
Shares issued in reinvestment of dividends and distributions	136,492	1,336,820
Shares reacquired	(2,985,937)	(29,077,382)

Net increase (decrease) in shares outstanding before conversion	(1,477,233)	(14,321,829)
Shares reacquired upon conversion into other share class(es)	(875,243)	(8,568,509)

Net increase (decrease) in shares outstanding	(2,352,476)	$(22,890,338)

92

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	60,480,709	$604,721,259
Shares issued in reinvestment of dividends and distributions	1,815,522	18,147,267
Shares reacquired	(19,389,955)	(193,839,775)

Net increase (decrease) in shares outstanding before conversion	42,906,276	429,028,751
Shares issued upon conversion from other share class(es)	461,199	4,610,928
Shares reacquired upon conversion into other share class(es)	(179,815)	(1,796,798)

Net increase (decrease) in shares outstanding	43,187,660	$431,842,881

Year ended October 31, 2017:
Shares sold	58,776,093	$574,643,248
Shares issued in reinvestment of dividends and distributions	2,154,719	21,153,567
Shares reacquired	(30,565,874)	(297,888,862)

Net increase (decrease) in shares outstanding before conversion	30,364,938	297,907,953
Shares issued upon conversion from other share class(es)	9,644,649	94,171,386
Shares reacquired upon conversion into other share class(es)	(17,693,832)	(172,517,504)

Net increase (decrease) in shares outstanding	22,315,755	$219,561,835

Class R6
Six months ended April 30, 2018:
Shares sold	7,525,361	$74,988,561
Shares issued in reinvestment of dividends and distributions	343,929	3,425,216
Shares reacquired	(9,554,101)	(95,302,144)

Net increase (decrease) in shares outstanding before conversion	(1,684,811)	(16,888,367)
Shares reacquired upon conversion into other share class(es)	(8,158)	(81,186)

Net increase (decrease) in shares outstanding	(1,692,969)	$(16,969,553)

Year ended October 31, 2017:
Shares sold	13,571,706	$133,355,079
Shares issued in reinvestment of dividends and distributions	422,868	4,125,496
Shares reacquired	(14,035,658)	(137,572,290)

Net increase (decrease) in shares outstanding before conversion	(41,084)	(91,715)
Shares issued upon conversion from other shares class(es)	17,546,616	170,377,523
Shares reacquired upon conversion into other share class(es)	(978,301)	(9,521,365)

Net increase (decrease) in shares outstanding	16,527,231	$160,764,443

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

PGIM Absolute Return Bond Fund	93

Notes to Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

94

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.93		$9.59	$9.48	$9.79	$9.82	$9.92
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.25	0.23	0.25	0.21
Net realized and unrealized gain (loss) on investment transactions	0.03		0.33	0.06	(0.30)	0.02	(0.03)
Total from investment operations	0.16		0.56	0.31	(0.07)	0.27	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.22)	(0.15)	(0.21)	(0.30)	(0.23)
Tax return of capital	-		-	(0.05)	(0.03)	-	(0.05)
Total dividends and distributions	(0.15)		(0.22)	(0.20)	(0.24)	(0.30)	(0.28)
Net asset value, end of period	$9.94		$9.93	$9.59	$9.48	$9.79	$9.82
Total Return(b):	1.58%		5.95%	3.36%	(0.78)%	2.76%	1.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$153,783		$119,969	$197,713	$315,214	$452,955	$469,604
Average net assets (000)	$130,387		$145,290	$246,082	$383,950	$483,199	$303,234
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.06%	(e)	1.15%	1.15%	1.15%	1.15%	1.14%
Expenses before waivers and/or expense reimbursement	1.07%	(e)	1.22%	1.24%	1.24%	1.27%	1.28%
Net investment income (loss)	2.61%	(e)	2.31%	2.67%	2.39%	2.58%	2.17%
Portfolio turnover rate(g)	26%	(f)	72%	38%	64%	64%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 waiver was terminated.
(e)	Annualized.
(f)	Not Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	95

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.96		$9.62	$9.51	$9.82	$9.85	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.18	0.16	0.18	0.14
Net realized and unrealized gain (loss) on investment transactions	0.03		0.34	0.06	(0.31)	0.01	(0.02)
Total from investment operations	0.12		0.49	0.24	(0.15)	0.19	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.15)	(0.10)	(0.13)	(0.22)	(0.16)
Tax return of capital	-		-	(0.03)	(0.03)	-	(0.05)
Total dividends and distributions	(0.11)		(0.15)	(0.13)	(0.16)	(0.22)	(0.21)
Net asset value, end of period	$9.97		$9.96	$9.62	$9.51	$9.82	$9.85
Total Return(b):	1.20%		5.16%	2.59%	(1.51)%	1.97%	1.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,854		$98,789	$118,092	$161,679	$195,312	$172,326
Average net assets (000)	$100,064		$106,174	$135,510	$183,419	$183,745	$97,736
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82%	(d)	1.90%	1.90%	1.90%	1.90%	1.89%
Expenses before waivers and/or expense reimbursement	1.83%	(d)	1.97%	1.99%	1.97%	1.97%	1.98%
Net investment income (loss)	1.84%	(d)	1.58%	1.91%	1.62%	1.81%	1.41%
Portfolio turnover rate(f)	26%	(e)	72%	38%	64%	64%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

96

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.97		$9.64	$9.52	$9.83	$9.86	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.27	0.25	0.27	0.24
Net realized and unrealized gain (loss) on investment transactions	0.03		0.33	0.08	(0.30)	0.02	(0.02)
Total from investment operations	0.17		0.58	0.35	(0.05)	0.29	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.25)	(0.17)	(0.23)	(0.32)	(0.26)
Tax return of capital	-		-	(0.06)	(0.03)	-	(0.05)
Total dividends and distributions	(0.16)		(0.25)	(0.23)	(0.26)	(0.32)	(0.31)
Net asset value, end of period	$9.98		$9.97	$9.64	$9.52	$9.83	$9.86
Total Return(b):	1.71%		6.08%	3.71%	(0.53)%	3.00%	2.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,709,810		$1,277,401	$1,019,254	$1,755,667	$2,070,862	$1,201,383
Average net assets (000)	$1,468,812		$1,121,943	$1,396,060	$2,029,397	$1,484,697	$672,382
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.82%	(d)	0.96%	0.99%	0.97%	0.97%	0.99%
Net investment income (loss)	2.87%	(d)	2.59%	2.91%	2.61%	2.79%	2.43%
Portfolio turnover rate(f)	26%	(e)	72%	38%	64%	64%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	97

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.94		$9.61	$9.49	$9.81	$9.83	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.28	0.25	0.28	0.27
Net realized and unrealized gain (loss) on investment transactions	0.03		0.32	0.07	(0.30)	0.03	(0.06)
Total from investment operations	0.17		0.58	0.35	(0.05)	0.31	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.25)	(0.17)	(0.24)	(0.33)	(0.27)
Tax return of capital	-		-	(0.06)	(0.03)	-	(0.05)
Total dividends and distributions	(0.16)		(0.25)	(0.23)	(0.27)	(0.33)	(0.32)
Net asset value, end of period	$9.95		$9.94	$9.61	$9.49	$9.81	$9.83
Total Return(b):	1.73%		6.15%	3.81%	(0.57)%	3.16%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$329,680		$346,253	$175,887	$151,294	$19,025	$17,829
Average net assets (000)	$344,652		$270,229	$158,967	$125,910	$18,604	$3,144
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.77%	(d)	0.90%	0.84%	0.85%	0.85%	0.90%
Expenses before waivers and/or expense reimbursement	0.83%	(d)	0.90%	0.84%	0.85%	0.85%	0.94%
Net investment income (loss)	2.89%	(d)	2.64%	2.97%	2.61%	2.87%	2.87%
Portfolio turnover rate(f)	26%	(e)	72%	38%	64%	64%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

98

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (unaudited)

Matters Considered by the Board

The Board of Trustees of Prudential Investment Portfolios 9 (the Trust), including a majority of the Independent Trustees, met during the Board Meeting that took place on December 5-7, 2017, to consider the proposal from the Fund’s manager, PGIM Investments, LLC (PGIM Investments or the Manager), to reduce the investment management fees and subadvisory fees for the Fund. At the Board Meeting, the Board, including a majority of the Independent Trustees, approved the amendment of the Investment Management Agreement between the Trust and the Manager with respect to the Fund to reduce the investment management fees payable by the Fund to the Manager and the amendment of the Subadvisory Agreement between the Manager and PGIM, Inc., with respect to its PGIM Fixed Income business unit (PGIM) to reduce the fees payable by the Manager to PGIM. At the Board Meeting, the Board received presentations from representatives of the Manager and had the opportunity to ask questions and obtain additional information about the amendments to the Investment Management Agreement and the Subadvisory Agreement. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the amendments to the Investment Management Agreement and the Subadvisory Agreement are discussed separately below.

Nature, Quality, and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager and PGIM at the June 6-8, 2017 meetings (the June 2017 Meetings) in connection with the renewal of the investment management agreements between the Manager and the PGIM Investments Retail Funds, including the Fund, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the subadviser. The Board also noted that the Manager pays the salaries of all the officers and interested Trustees who are part of Fund management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Manager. The Board noted that it had concluded

PGIM Absolute Return Bond Fund

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (continued)

that it was satisfied with the nature, quality and extent of the services provided by the Manager to the Fund and determined that it was reasonable to conclude that there would be no diminution in the nature, quality and extent of services to be provided by the Manager under the amended Investment Management Agreement for the Fund.

The Board also noted that it had received and considered information about PGIM at the June 2017 Meetings in connection with the renewal of the subadvisory agreements between the Manager and the subadviser with respect to certain PGIM Investments Retail Funds, including the Fund, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the subadviser. The Board considered information on the subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer as to the subadviser. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the subadviser to the Fund and determined that there would be no diminution in the nature, quality and extent of services to be provided by the subadviser under the amended Subadvisory Agreement for the Fund.

Investment Performance

The Board noted that the current Investment Management Agreement and current Subadvisory Agreement for the Fund had been considered and renewed by the Board at the June 2017 Meetings as part of its annual consideration of the renewal of the Fund’s Investment Management Agreement and Subadvisory Agreement, and that it had considered the Fund’s historical investment performance at that time.

Fee Rates

The Board considered the proposed management fees under the revised Investment Management Agreement for the Fund of 0.650% of average daily net assets up to $2.5 billion, declining to 0.625% of average daily net assets in excess of $2.5 billion up to $5 billion, and further declining to 0.600% of average daily net assets in excess of $5 billion. The revised fee schedule was a reduction from the current management fee schedule of 0.800% of average daily net assets up to $2.5 billion, declining to 0.775% of average daily net assets in excess of $2.5 billion up to $5 billion, and further declining to 0.750% of average daily net assets in excess of $5 billion. The Board also considered the proposed subadvisory fees to be paid by the Manager to PGIM of 0.375% of average daily net assets up to $300 million and 0.325% of average daily net assets in excess of

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$300 million, which was a reduction from the current subadvisory fee schedule of 0.450% of average daily net assets up to $300 million and 0.400% of average daily net assets in excess of $300 million. The Board concluded that the revised management and subadvisory fees were reasonable in light of the services to be provided.

Profitability

The Board was previously provided at the June 2017 Meetings with information on the profitability of the Manager in serving as the Fund’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable. The Board noted that the subadviser was affiliated with the Manager and that its profitability is reflected in the Manager’s profitability report. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Manager and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and the Manager. The Board and the Manager have discussed these conclusions extensively since that presentation.

The Board received and discussed information at the June 2017 Meetings concerning economies of scale that the Manager may realize as the Fund’s assets grow beyond current levels. The Board noted that the revised management fee schedule for the Fund includes breakpoints, but that its current level of assets the Fund did not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered the Manager’s assertion

PGIM Absolute Return Bond Fund

Approval of an Amended Investment Management Agreement and an Amended Subadvisory Agreement (continued)

that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase, as evidenced by the Manager’s proposal to reduce the management and subadvisory fee rates for the Fund.

The Board noted that the revised subadvisory fee schedule for the Fund also includes breakpoints that reduce the fee rate on assets above specified levels.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by the Manager and the subadviser as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by the Manager included transfer agency fees received by the Fund’s transfer agent (which is affiliated with the Manager), and benefits to its reputation as well as other intangible benefits resulting from the Manager’s association with the Fund. The Board concluded that the benefits derived by the Manager and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager at the Board Meeting, the Board concluded that approving the amendments to the Investment Management Agreement for the Fund and the Subadvisory Agreement between the Manager and the subadviser was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PADAX	PADCX	PADZX	PADQX
CUSIP	74441J852	74441J845	74441J829	74441J837

*Formerly known as Class Q shares.

MF213E2

PGIM QMA LARGE-CAP CORE EQUITY FUND

(Formerly known as Prudential QMA Large-Cap Core Equity Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM QMA Large-Cap Core Equity Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Core Equity Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA Large-Cap Core Equity Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.71	8.26	11.33	7.62	—
Class B	3.22	8.72	11.61	7.42	—
Class C	3.39	12.87	11.78	7.44	—
Class Z	3.88	14.89	12.89	8.51	—
Class R6**	3.95	15.02	N/A	N/A	15.83 (12/28/16)
S&P 500 Index
	3.82	13.26	12.95	9.01	—
Lipper Large-Cap Core Funds Average
	3.41	12.23	11.48	7.98	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 15.62%.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.51%.

PGIM QMA Large-Cap Core Equity Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)

Microsoft Corp., Software	2.9
Apple, Inc., Technology Hardware, Storage & Peripherals	2.6
JPMorgan Chase & Co., Banks	2.3
Facebook, Inc., (Class A Stock), Internet Software & Services	2.3
Alphabet, Inc., (Class C Stock), Internet Software & Services	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)

Banks	6.9
Oil, Gas & Consumable Fuels	6.0
Software	5.7
Internet Software & Services	5.4
Technology Hardware, Storage & Peripherals	4.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Core Equity Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Core Equity Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,037.10	0.73%	$3.69
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
Class B	Actual	$1,000.00	$1,032.20	1.69%	$8.52
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45
Class C	Actual	$1,000.00	$1,033.90	1.44%	$7.26
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class Z	Actual	$1,000.00	$1,038.80	0.45%	$2.27
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Class R6**	Actual	$1,000.00	$1,039.50	0.35%	$1.77
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

CONSUMER DISCRETIONARY 11.9%

Auto Components 0.5%
BorgWarner, Inc.	21,700	$1,061,998
Tenneco, Inc.	3,500	156,415

		1,218,413

Automobiles 0.8%
General Motors Co.	49,900	1,833,326
Thor Industries, Inc.	4,000	424,560

		2,257,886

Distributors 0.1%
LKQ Corp.*	6,500	201,630

Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.*	1,600	166,384
Service Corp. International	6,300	230,013

		396,397

Hotels, Restaurants & Leisure 1.7%
Biglari Holdings, Inc.*	200	68,452
Hilton Worldwide Holdings, Inc.	15,100	1,190,484
Las Vegas Sands Corp.	18,500	1,356,605
Marriott International, Inc., (Class A Stock)	2,800	382,704
McDonald’s Corp.	5,800	971,152
Royal Caribbean Cruises Ltd.	2,900	313,751
Texas Roadhouse, Inc.	5,200	333,216

		4,616,364

Household Durables 0.0%
Meritage Homes Corp.*	2,100	93,450

Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.*	2,300	3,602,099
Booking Holdings, Inc.*	490	1,067,220
FTD Cos., Inc.*	9,000	57,960
Groupon, Inc.*(a)	69,000	320,160
Netflix, Inc.*	6,600	2,062,236
Qurate Retail Group, Inc., (Class A Stock)*	57,300	1,341,393

		8,451,068

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
CONSUMER DISCRETIONARY (Continued)

Leisure Products 0.2%
Vista Outdoor, Inc.*	25,400	$425,450

Media 1.7%
Comcast Corp., (Class A Stock)	94,300	2,960,077
News Corp., (Class A Stock)	22,700	362,746
TEGNA, Inc.	13,700	144,809
Twenty-First Century Fox, Inc., (Class B Stock)	28,300	1,020,781

		4,488,413

Multiline Retail 1.2%
Dollar General Corp.	2,300	222,019
Kohl’s Corp.	23,300	1,447,396
Macy’s, Inc.	52,300	1,624,961

		3,294,376

Specialty Retail 1.4%
AutoNation, Inc.*	9,800	452,662
Foot Locker, Inc.	17,400	749,592
Gap, Inc. (The)	10,200	298,248
Michaels Cos., Inc. (The)*	4,400	81,928
Ross Stores, Inc.	28,000	2,263,800
Tilly’s, Inc., (Class A Stock)	4,800	53,808

		3,900,038

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	4,700	471,504
Columbia Sportswear Co.	1,200	99,612
Lululemon Athletica, Inc.*	9,100	908,180
PVH Corp.	7,000	1,117,690
Wolverine World Wide, Inc.	7,600	227,696

		2,824,682

CONSUMER STAPLES 6.3%

Beverages 1.5%
Coca-Cola Co. (The)	27,300	1,179,633
PepsiCo, Inc.	29,694	2,997,312

		4,176,945

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	1,700	335,172
CVS Health Corp.	32,400	2,262,492

See Notes to Financial Statements.

12

Description	Shares	Value
CONSUMER STAPLES (Continued)

Food & Staples Retailing (cont’d.)
Kroger Co. (The)	17,400	$438,306
Sysco Corp.	8,000	500,320

		3,536,290

Food Products 1.8%
Archer-Daniels-Midland Co.	23,200	1,052,816
Conagra Brands, Inc.	12,900	478,203
J.M. Smucker Co. (The)	10,800	1,232,064
Mondelez International, Inc., (Class A Stock)	35,800	1,414,100
Tyson Foods, Inc., (Class A Stock)	10,600	743,060

		4,920,243

Household Products 1.0%
Kimberly-Clark Corp.	14,000	1,449,560
Procter & Gamble Co. (The)	18,264	1,321,218

		2,770,778

Tobacco 0.7%
Altria Group, Inc.	31,300	1,756,243

ENERGY 6.5%

Energy Equipment & Services 0.5%
Exterran Corp.*	8,200	240,178
Halliburton Co.	21,400	1,133,986

		1,374,164

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	33,000	2,221,560
Chevron Corp.	12,800	1,601,408
ConocoPhillips	38,800	2,541,400
Continental Resources, Inc.*	8,800	581,328
Exxon Mobil Corp.	15,174	1,179,779
Kinder Morgan, Inc.	15,300	242,046
Marathon Oil Corp.	6,900	125,925
Marathon Petroleum Corp.	18,500	1,385,835
Phillips 66	17,300	1,925,663
Pioneer Natural Resources Co.	9,700	1,955,035
Valero Energy Corp.	21,700	2,407,181

		16,167,160

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
FINANCIALS 14.0%

Banks 6.9%
Bank of America Corp.	161,768	$4,840,099
BankUnited, Inc.	2,400	95,064
BB&T Corp.	14,900	786,720
Citigroup, Inc.	46,700	3,188,209
JPMorgan Chase & Co.	57,200	6,222,216
Regions Financial Corp.	20,100	375,870
Wells Fargo & Co.	60,064	3,120,925

		18,629,103

Capital Markets 2.3%
Affiliated Managers Group, Inc.	2,500	412,150
Ameriprise Financial, Inc.	11,100	1,556,331
BlackRock, Inc.	500	260,750
Evercore, Inc., (Class A Stock)	3,300	334,125
Franklin Resources, Inc.	9,000	302,760
Morgan Stanley	10,900	562,658
S&P Global, Inc.	11,400	2,150,040
Stifel Financial Corp.	600	34,968
T. Rowe Price Group, Inc.	6,600	751,212

		6,364,994

Consumer Finance 1.5%
Capital One Financial Corp.	21,000	1,903,020
Discover Financial Services	13,500	961,875
Navient Corp.	59,000	782,340
Nelnet, Inc., (Class A Stock)	400	21,124
OneMain Holdings, Inc.*	9,400	289,990

		3,958,349

Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., (Class B Stock)*	16,100	3,119,053

Insurance 1.8%
Allstate Corp. (The)	17,400	1,702,068
American Equity Investment Life Holding Co.	9,700	292,940
American Financial Group, Inc.	900	101,898
CNA Financial Corp.	1,800	90,828
MetLife, Inc.	21,500	1,024,905
Old Republic International Corp.	22,500	459,000
Travelers Cos., Inc. (The)	1,300	171,080
Unum Group	21,200	1,025,656

		4,868,375

See Notes to Financial Statements.

14

Description	Shares	Value
FINANCIALS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 0.3%
Ladder Capital Corp.	68,100	$946,590

HEALTH CARE 14.1%

Biotechnology 2.1%
AbbVie, Inc.	6,600	637,230
Amgen, Inc.	7,600	1,326,048
Biogen, Inc.*	3,900	1,067,040
Celgene Corp.*	23,900	2,081,690
Gilead Sciences, Inc.	7,200	520,056
Halozyme Therapeutics, Inc.*	3,500	66,255

		5,698,319

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	35,100	2,040,363
Boston Scientific Corp.*	11,500	330,280
Danaher Corp.	22,200	2,227,104
DENTSPLY SIRONA, Inc.	10,900	548,706
Edwards Lifesciences Corp.*	3,400	433,024
Hill-Rom Holdings, Inc.	2,400	205,992
IDEXX Laboratories, Inc.*	4,200	816,858
Intuitive Surgical, Inc.*	1,600	705,248
Medtronic PLC	28,900	2,315,757

		9,623,332

Health Care Providers & Services 3.5%
Anthem, Inc.	2,200	519,178
Express Scripts Holding Co.*	28,200	2,134,740
HCA Healthcare, Inc.	17,400	1,665,876
Humana, Inc.	4,200	1,235,556
UnitedHealth Group, Inc.	17,100	4,042,440

		9,597,790

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	9,200	604,808
Bruker Corp.	5,800	171,274
Illumina, Inc.*	7,700	1,855,161

		2,631,243

Pharmaceuticals 4.0%
Allergan PLC	4,700	722,155
Bristol-Myers Squibb Co.	11,400	594,282

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
HEALTH CARE (Continued)

Pharmaceuticals (cont’d.)
Johnson & Johnson	21,699	$2,744,706
Merck & Co., Inc.	36,400	2,142,868
Perrigo Co. PLC	3,000	234,420
Pfizer, Inc.	64,834	2,373,573
Zoetis, Inc.	24,100	2,011,868

		10,823,872

INDUSTRIALS 9.2%

Aerospace & Defense 3.1%
Arconic, Inc.	6,700	119,327
Boeing Co. (The)	4,400	1,467,664
Harris Corp.	10,500	1,642,410
Huntington Ingalls Industries, Inc.	1,900	462,099
Lockheed Martin Corp.	7,100	2,277,964
Raytheon Co.	9,800	2,008,412
Spirit AeroSystems Holdings, Inc., (Class A Stock)	3,100	249,147
Vectrus, Inc.*	5,400	194,400

		8,421,423

Airlines 0.0%
Southwest Airlines Co.	500	26,415

Building Products 0.4%
Universal Forest Products, Inc.	34,800	1,109,424

Construction & Engineering 0.1%
EMCOR Group, Inc.	4,800	353,232

Electrical Equipment 0.3%
AMETEK, Inc.	12,900	900,420

Industrial Conglomerates 1.7%
3M Co.	10,000	1,943,900
Honeywell International, Inc.	17,900	2,589,772

		4,533,672

Machinery 2.3%
Caterpillar, Inc.	16,000	2,309,760
Cummins, Inc.	10,200	1,630,572
Illinois Tool Works, Inc.	10,600	1,505,412
Lydall, Inc.*	800	35,680
PACCAR, Inc.	11,300	719,471

		6,200,895

See Notes to Financial Statements.

16

Description	Shares	Value
INDUSTRIALS (Continued)

Professional Services 0.4%
Heidrick & Struggles International, Inc.	8,400	$316,260
Insperity, Inc.	3,400	272,850
Robert Half International, Inc.	6,400	388,800

		977,910

Road & Rail 0.7%
Norfolk Southern Corp.	13,300	1,908,151

Trading Companies & Distributors 0.2%
WESCO International, Inc.*	6,900	410,895

INFORMATION TECHNOLOGY 24.7%

Communications Equipment 1.4%
Cisco Systems, Inc.	88,600	3,924,094

Internet Software & Services 5.4%
Alphabet, Inc., (Class C Stock)*	4,777	4,859,785
Alphabet, Inc., (Class A Stock)*	3,470	3,534,473
Facebook, Inc., (Class A Stock)*	36,100	6,209,200

		14,603,458

IT Services 3.8%
Accenture PLC, (Class A Stock)	16,800	2,540,160
Automatic Data Processing, Inc.	13,900	1,641,312
Cognizant Technology Solutions Corp., (Class A Stock)	25,400	2,078,228
Visa, Inc., (Class A Stock)	32,600	4,136,288

		10,395,988

Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	43,600	2,165,612
Broadcom, Inc.	8,100	1,858,302
Intel Corp.	20,500	1,058,210
Micron Technology, Inc.*	21,600	993,168
MKS Instruments, Inc.	4,200	430,080
NVIDIA Corp.	13,100	2,946,190
Texas Instruments, Inc.	10,400	1,054,872

		10,506,434

Software 5.7%
Activision Blizzard, Inc.	19,200	1,273,920
Adobe Systems, Inc.*	10,900	2,415,440

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
INFORMATION TECHNOLOGY (Continued)

Software (cont’d.)
CA, Inc.	4,100	$142,680
Dell Technologies, Inc., (Class V Stock)*	6,548	469,950
Intuit, Inc.	11,500	2,125,085
Microsoft Corp.	82,800	7,743,456
Oracle Corp.	21,900	1,000,173
salesforce.com, Inc.*	3,600	435,564

		15,606,268

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	43,220	7,142,537
Hewlett Packard Enterprise Co.	95,800	1,633,390
HP, Inc.	83,300	1,790,117
Western Digital Corp.	20,000	1,575,800

		12,141,844

MATERIALS 3.0%

Chemicals 1.9%
Chemours Co. (The)	31,100	1,505,551
Huntsman Corp.	15,000	446,550
Ingevity Corp.*	3,400	261,222
LyondellBasell Industries NV, (Class A Stock)	18,000	1,903,140
Westlake Chemical Corp.	9,200	984,124

		5,100,587

Containers & Packaging 0.1%
Packaging Corp. of America	4,000	462,760

Metals & Mining 1.0%
Freeport-McMoRan, Inc.	109,600	1,667,016
Nucor Corp.	10,100	622,362
Southern Copper Corp. (Peru)	2,400	126,744
Steel Dynamics, Inc.	6,500	291,265

		2,707,387

REAL ESTATE 2.5%

Equity Real Estate Investment Trusts (REITs) 1.9%
Brixmor Property Group, Inc.	53,900	802,571
DiamondRock Hospitality Co.	36,900	407,745
Kimco Realty Corp.	30,800	446,908
Gramercy Property Trust	1,800	42,300
Host Hotels & Resorts, Inc.	40,900	800,004
GEO Group, Inc. (The)	17,250	388,125

See Notes to Financial Statements.

18

Description	Shares	Value
REAL ESTATE (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	3,600	$233,676
Ryman Hospitality Properties, Inc.	3,400	266,492
Xenia Hotels & Resorts, Inc.	25,400	522,986
Apple Hospitality REIT, Inc.	14,500	260,855
CoreCivic, Inc.	12,300	247,968
DDR Corp.	6,100	44,225
City Office REIT, Inc.	7,600	86,488
Spirit Realty Capital, Inc.	68,100	548,205

		5,098,548

Real Estate Management & Development 0.6%
CBRE Group, Inc., (Class A Stock)*	37,100	1,681,001

TELECOMMUNICATIONS SERVICES 2.5%

Diversified Telecommunication Services 2.5%
AT&T, Inc.	100,554	3,288,116
Verizon Communications, Inc.	72,900	3,597,615

		6,885,731

UTILITIES 2.2%

Electric Utilities 1.0%
Avangrid, Inc.	3,000	158,130
Entergy Corp.	7,400	603,766
Exelon Corp.	48,300	1,916,544
PPL Corp.	4,400	128,040

		2,806,480

Gas Utilities 0.2%
UGI Corp.	11,600	561,324

Independent Power & Renewable Electricity Producers 0.8%
AES Corp.	97,200	1,189,728
NRG Energy, Inc.	32,400	1,004,400

		2,194,128

Multi-Utilities 0.2%
CenterPoint Energy, Inc.	5,800	146,914
MDU Resources Group, Inc.	9,600	270,432
WEC Energy Group, Inc.	1,400	89,992

		507,338

TOTAL LONG-TERM INVESTMENTS (cost $207,549,464)		263,156,817

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MUTUAL FUNDS 3.2%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	8,092,584	$8,092,584
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $476,503; includes $475,778 of cash collateral for securities on loan)(b)(w)	476,514	476,514

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,569,087)		8,569,098

	Principal Amount (000)#

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bill, 1.723%, 06/14/18 (cost $523,920)(k)(n)	525	523,942

TOTAL SHORT-TERM INVESTMENTS (cost $9,093,007)		9,093,040

TOTAL INVESTMENTS 100.3% (cost $216,642,471)		272,249,857
Liabilities in excess of other assets(z) (0.3)%		(788,225)

NET ASSETS 100.0%		$271,461,632

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $459,824; cash collateral of $475,778 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

20

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
64	S&P 500 E-Mini Index	Jun. 2018	$8,470,400	$72,476

A security with a market value of $523,942 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$32,168,167	$—	$—
Consumer Staples	17,160,499	—	—
Energy	17,541,324	—	—
Financials	37,886,464	—	—
Health Care	38,374,556	—	—
Industrials	24,842,437	—	—
Information Technology	67,178,086	—	—
Materials	8,270,734	—	—
Real Estate	6,779,549	—	—
Telecommunications Services	6,885,731	—	—
Utilities	6,069,270	—	—
Affiliated Mutual Funds	8,569,098	—	—
U.S. Treasury Obligation	—	523,942	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Other Financial Instruments*
Futures Contracts	$72,476	$—	$—

Total	$271,798,391	$523,942	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Information Technology	24.7%
Health Care	14.1
Financials	14.0
Consumer Discretionary	11.9
Industrials	9.2
Energy	6.5
Consumer Staples	6.3
Affiliated Mutual Funds (including 0.2% of collateral for securities on loan)	3.2
Materials	3.0%
Telecommunications Services	2.5
Real Estate	2.5
Utilities	2.2
U.S. Treasury Obligation	0.2

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

22

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$72,476	*	—	$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$364,497

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(19,332)

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$6,816,808

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$459,824	$(459,824)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $459,824:
Unaffiliated investments (cost $208,073,384)	$263,680,759
Affiliated investments (cost $8,569,087)	8,569,098
Receivable for investments sold	13,841,220
Receivable for Fund shares sold	420,364
Dividends receivable	275,721
Prepaid expenses	709

Total Assets	286,787,871

Liabilities
Payable for investments purchased	13,897,611
Payable for Fund shares reacquired	669,768
Payable to broker for collateral for securities on loan	475,778
Accrued expenses and other liabilities	77,243
Due to broker—variation margin futures	78,045
Management fee payable	57,384
Distribution fee payable	49,096
Affiliated transfer agent fee payable	21,314

Total Liabilities	15,326,239

Net Assets	$271,461,632

Net assets were comprised of:
Shares of beneficial interest, at par	$16,495
Paid-in capital in excess of par	189,736,448

189,752,943
Undistributed net investment income	1,097,250
Accumulated net realized gain on investment transactions	24,931,577
Net unrealized appreciation on investments	55,679,862

Net assets, April 30, 2018	$271,461,632

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($106,494,120 ÷ 6,473,217 shares of beneficial interest issued and outstanding)	$16.45
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.41

Class B
Net asset value, offering price and redemption price per share ($1,848,561 ÷ 123,723 shares of beneficial interest issued and outstanding)	$14.94

Class C
Net asset value, offering price and redemption price per share ($30,779,580 ÷ 2,055,432 shares of beneficial interest issued and outstanding)	$14.97

Class Z
Net asset value, offering price and redemption price per share ($59,740,368 ÷ 3,542,536 shares of beneficial interest issued and outstanding)	$16.86

Class R6
Net asset value, offering price and redemption price per share ($72,599,003 ÷ 4,300,355 shares of beneficial interest issued and outstanding)	$16.88

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	27

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$2,463,079
Affiliated dividend income	46,495
Interest income	2,338
Income from securities lending, net (including affiliated income of $259)	478

Total income	2,512,390

Expenses
Management fee	473,858
Distribution fee(a)	336,066
Transfer agent’s fees and expenses (including affiliated expense of $51,645)(a)	120,310
Registration fees(a)	35,322
Custodian and accounting fees	35,209
Shareholders’ reports	21,620
Audit fee	12,076
Legal fees and expenses	11,298
Trustees’ fees	7,986
Miscellaneous	8,112

Total expenses	1,061,857
Less: Fee waiver and/or expense reimbursement(a)	(131,620)
Distribution fee waiver(a)	(28,152)

Net expenses	902,085

Net investment income (loss)	1,610,305

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(34))	25,091,213
Futures transactions	364,497

25,455,710

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11)	(16,852,314)
Futures	(19,332)

(16,871,646)

Net gain (loss) on investment transactions	8,584,064

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,194,369

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	168,908	10,456	156,702	—	—
Transfer agent’s fees and expenses	72,006	3,541	14,575	29,885	303
Registration fees	7,194	6,651	6,739	6,659	8,079
Fee waiver and/or expense reimbursement	(47,093)	(7,388)	(17,857)	(27,927)	(31,355)
Distribution fee waiver	(28,152)	—	—	—	—

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,610,305	$2,563,792
Net realized gain (loss) on investment transactions	25,455,710	34,410,327
Net change in unrealized appreciation (depreciation) on investments	(16,871,646)	12,884,757

Net increase (decrease) in net assets resulting from operations	10,194,369	49,858,876

Dividends and Distributions
Dividends from net investment income
Class A	(1,085,840)	(856,818)
Class B	(7,117)	(6,885)
Class C	(118,113)	(126,338)
Class Z	(686,357)	(837,894)
Class R6	(794,527)	—

	(2,691,954)	(1,827,935)

Distributions from net realized gains
Class A	(14,770,704)	(3,797,694)
Class B	(291,966)	(96,656)
Class C	(4,387,055)	(1,773,534)
Class Z	(7,495,748)	(2,963,939)
Class R6	(7,880,397)	—

	(34,825,870)	(8,631,823)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	33,700,773	59,068,734
Net asset value of shares issued in reinvestment of dividends and distributions	36,692,050	10,162,081
Cost of shares reacquired	(33,129,936)	(49,132,723)

Net increase (decrease) in net assets from Fund share transactions	37,262,887	20,098,092

Total increase (decrease)	9,939,432	59,497,210

Net Assets:
Beginning of period	261,522,200	202,024,990

End of period(a)	$271,461,632	$261,522,200

(a) Includes undistributed net investment income of:	$1,097,250	$2,178,899

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	29

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Core Equity Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

30

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM QMA Large-Cap Core Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying

32

hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain

PGIM QMA Large-Cap Core Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the

34

operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.35% of the Fund’s average daily net assets up to and including $5 billion and 0.34% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate, before any waivers and/or expense reimbursements, was 0.35% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed through February 28, 2019 to limit net annual Fund operating expenses (exclusive of distribution and service(12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares to 0.35% of the Fund’s average daily net assets. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.25% for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C shares, Class Z and Class R6 of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the ClassA, Class B and C shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

PGIM QMA Large-Cap Core Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it received $53,199 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $714 and $198 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $153 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

36

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $125,953,173 and $125,809,685, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Short Ultra Bond Fund	$5,787,229	$24,967,853	$22,662,498	$—	$—	$8,092,584	8,092,584	$46,495
PGIM Institutional Money Market Fund	170	7,387,680	6,911,313	11	(34)	476,514	476,514	259

		$32,355,533	$29,573,811	$11	$(34)	$8,569,098		$46,754

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$216,834,606

Gross Unrealized Appreciation	61,530,645
Gross Unrealized Depreciation	(6,042,918)

Net Unrealized Appreciation	$55,487,727

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans.

PGIM QMA Large-Cap Core Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z shares and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 4,131,772 Class R6 shares of the Fund. At reporting period end, four shareholders of record held 44% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 20% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	189,039	$3,272,488
Shares issued in reinvestment of dividends and distributions	935,749	15,430,504
Shares reacquired	(830,385)	(14,219,826)

Net increase (decrease) in shares outstanding before conversion	294,403	4,483,166
Shares issued upon conversion from other share class(es)	24,480	446,598
Shares reacquired upon conversion into other share class(es)	(16,938)	(289,092)

Net increase (decrease) in shares outstanding	301,945	$4,640,672

Year ended October 31, 2017:
Shares sold	998,488	$16,661,824
Shares issued in reinvestment of dividends and distributions	283,780	4,492,233
Shares reacquired	(814,914)	(13,634,813)

Net increase (decrease) in shares outstanding before conversion	467,354	7,519,244
Shares issued upon conversion from other share class(es)	71,380	1,202,394
Shares reacquired upon conversion into other share class(es)	(122,876)	(2,056,576)

Net increase (decrease) in shares outstanding	415,858	$6,665,062

38

Class B	Shares	Amount
Six months ended April 30, 2018:
Shares sold	4,960	$80,604
Shares issued in reinvestment of dividends and distributions	19,561	294,007
Shares reacquired	(11,231)	(174,221)

Net increase (decrease) in shares outstanding before conversion	13,290	200,390
Shares reacquired upon conversion into other share class(es)	(25,409)	(424,485)

Net increase (decrease) in shares outstanding	(12,119)	$(224,095)

Year ended October 31, 2017:
Shares sold	32,575	$484,522
Shares issued in reinvestment of dividends and distributions	6,633	97,048
Shares reacquired	(21,465)	(328,742)

Net increase (decrease) in shares outstanding before conversion	17,743	252,828
Shares reacquired upon conversion into other share class(es)	(31,013)	(480,554)

Net increase (decrease) in shares outstanding	(13,270)	$(227,726)

Class C
Six months ended April 30, 2018:
Shares sold	113,023	$1,750,296
Shares issued in reinvestment of dividends and distributions	289,701	4,359,999
Shares reacquired	(184,355)	(2,920,493)

Net increase (decrease) in shares outstanding before conversion	218,369	3,189,802
Shares reacquired upon conversion into other share class(es)	(29,343)	(473,087)

Net increase (decrease) in shares outstanding	189,026	$2,716,715

Year ended October 31, 2017:
Shares sold	176,345	$2,686,035
Shares issued in reinvestment of dividends and distributions	124,849	1,829,037
Shares reacquired	(876,008)	(13,327,502)

Net increase (decrease) in shares outstanding before conversion	(574,814)	(8,812,430)
Shares reacquired upon conversion into other share class(es)	(298,698)	(4,536,579)

Net increase (decrease) in shares outstanding	(873,512)	$(13,349,009)

Class Z
Six months ended April 30, 2018:
Shares sold	429,057	$7,642,486
Shares issued in reinvestment of dividends and distributions	469,942	7,932,616
Shares reacquired	(382,882)	(6,709,089)

Net increase (decrease) in shares outstanding before conversion	516,117	8,866,013
Shares issued upon conversion from other share class(es)	41,510	740,066

Net increase (decrease) in shares outstanding	557,627	$9,606,079

Year ended October 31, 2017:
Shares sold	578,951	$9,707,348
Shares issued in reinvestment of dividends and distributions	231,812	3,743,763
Shares reacquired	(813,565)	(13,706,717)

Net increase (decrease) in shares outstanding before conversion	(2,802)	(255,606)
Shares issued upon conversion from other shares class(es)	350,173	5,899,969
Shares reacquired upon conversion into other share class(es)	(1,880,034)	(30,196,682)

Net increase (decrease) in shares outstanding	(1,532,663)	$(24,552,319)

PGIM QMA Large-Cap Core Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	1,207,430	$20,954,899
Shares issued in reinvestment of dividends and distributions	513,613	8,674,924
Shares reacquired	(519,767)	(9,106,307)

Net increase (decrease) in shares outstanding	1,201,276	$20,523,516

Period ended October 31, 2017*:
Shares sold	1,679,002	$29,529,005
Shares reacquired	(458,288)	(8,134,949)

Net increase (decrease) in shares outstanding before conversion	1,220,714	21,394,056
Shares issued upon conversion from other share class(es)	1,878,365	30,168,028

Net increase (decrease) in shares outstanding	3,099,079	$51,562,084

*	Commencement of operation was December 28. 2016.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

40

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.37		$15.49	$15.92	$16.55	$15.23	$12.70
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.14	0.14	0.11	0.14
Net realized and unrealized gain (loss) on investment transactions	0.59		3.51	0.29	0.55	2.46	3.01
Total from investment operations	0.69		3.70	0.43	0.69	2.57	3.15
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.15)	(0.14)	(0.11)	(0.13)	(0.13)
Distributions from net realized gains	(2.43)		(0.67)	(0.72)	(1.21)	(1.12)	(0.49)
Total dividends and distributions	(2.61)		(0.82)	(0.86)	(1.32)	(1.25)	(0.62)
Net asset value, end of period	$16.45		$18.37	$15.49	$15.92	$16.55	$15.23
Total Return(b):	3.71%		24.73%	3.02%	4.20%	18.09%	26.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106,494		$113,343	$89,169	$88,920	$88,561	$81,558
Average net assets (000)	$113,538		$101,852	$88,443	$90,171	$86,047	$76,459
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73%	(d)	0.77%	1.17%	1.14%	1.16%	1.20%
Expenses before waivers and/or expense reimbursement	0.86%	(d)	0.93%	1.22%	1.19%	1.21%	1.30%
Net investment income (loss)	1.13%	(d)	1.13%	0.91%	0.89%	0.74%	0.99%
Portfolio turnover rate(f)	47%	(e)	89%	89%	112%	91%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	41

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.87		$14.30	$14.75	$15.43	$14.29	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.06	0.03	0.02	- (d)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.55		3.23	0.27	0.51	2.29	2.84
Total from investment operations	0.56		3.29	0.30	0.53	2.29	2.87
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.05)	(0.03)	- (d)	(0.03)	(0.05)
Distributions from net realized gains	(2.43)		(0.67)	(0.72)	(1.21)	(1.12)	(0.49)
Total dividends and distributions	(2.49)		(0.72)	(0.75)	(1.21)	(1.15)	(0.54)
Net asset value, end of period	$14.94		$16.87	$14.30	$14.75	$15.43	$14.29
Total Return(b):	3.22%		23.75%	2.31%	3.42%	17.16%	25.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,849		$2,291	$2,132	$2,676	$3,052	$3,275
Average net assets (000)	$2,109		$2,311	$2,348	$3,018	$3,150	$3,085
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.69%	(f)	1.52%	1.92%	1.89%	1.91%	1.95%
Expenses before waivers and/or expense reimbursement	2.40%	(f)	1.63%	1.92%	1.89%	1.91%	2.00%
Net investment income (loss)	0.19%	(f)	0.40%	0.19%	0.15%	- (e)	0.25%
Portfolio turnover rate(h)	47%	(g)	89%	89%	112%	91%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Less than 0.005%.
(f)	Annualized.
(g)	Not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.89		$14.31	$14.77	$15.45	$14.30	$11.97
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06	0.02	0.02	- (d)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.54		3.24	0.27	0.51	2.30	2.84
Total from investment operations	0.57		3.30	0.29	0.53	2.30	2.87
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.05)	(0.03)	- (d)	(0.03)	(0.05)
Distributions from net realized gains	(2.43)		(0.67)	(0.72)	(1.21)	(1.12)	(0.49)
Total dividends and distributions	(2.49)		(0.72)	(0.75)	(1.21)	(1.15)	(0.54)
Net asset value, end of period	$14.97		$16.89	$14.31	$14.77	$15.45	$14.30
Total Return(b):	3.33%		23.80%	2.24%	3.42%	17.21%	24.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,780		$31,518	$39,218	$38,919	$37,681	$32,128
Average net assets (000)	$31,600		$34,697	$38,344	$38,738	$35,817	$23,702
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.44%	(e)	1.53%	1.92%	1.89%	1.91%	1.95%
Expenses before waivers and/or expense reimbursement	1.56%	(e)	1.64%	1.92%	1.89%	1.91%	2.00%
Net investment income (loss)	0.42%	(e)	0.40%	0.16%	0.14%	(0.01)%	0.20%
Portfolio turnover rate(g)	47%	(f)	89%	89%	112%	91%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.78		$15.83	$16.24	$16.86	$15.49	$12.91
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.24	0.18	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investment transactions	0.61		3.57	0.31	0.55	2.49	3.06
Total from investment operations	0.73		3.81	0.49	0.73	2.65	3.23
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.19)	(0.18)	(0.14)	(0.16)	(0.16)
Distributions from net realized gains	(2.43)		(0.67)	(0.72)	(1.21)	(1.12)	(0.49)
Total dividends and distributions	(2.65)		(0.86)	(0.90)	(1.35)	(1.28)	(0.65)
Net asset value, end of period	$16.86		$18.78	$15.83	$16.24	$16.86	$15.49
Total Return(b):	3.88%		24.93%	3.35%	4.41%	18.39%	26.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,740		$56,066	$71,506	$80,096	$42,134	$34,851
Average net assets (000)	$60,239		$54,787	$75,803	$57,677	$38,052	$37,799
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.45%	(d)	0.54%	0.92%	0.89%	0.91%	0.95%
Expenses before waivers and/or expense reimbursement	0.54%	(d)	0.64%	0.92%	0.89%	0.91%	1.00%
Net investment income (loss)	1.40%	(d)	1.42%	1.18%	1.12%	0.99%	1.25%
Portfolio turnover rate(f)	47%	(e)	89%	89%	112%	91%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended April 30, 2018		December 28, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.81		$16.06
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.21
Net realized and unrealized gain (loss) on investment transactions	0.61		2.54
Total from investment operations	0.74		2.75
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		-
Distributions from net realized gains	(2.43)		-
Total dividends and distributions	(2.67)		-
Net asset value, end of period	$16.88		$18.81
Total Return(c):	3.95%		17.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,599		$58,304
Average net assets (000)	$65,535		$40,448
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.35%	(e)	0.35%	(e)
Expenses before waivers and/or expense reimbursement	0.45%	(e)	0.47%	(e)
Net investment income (loss)	1.50%	(e)	1.44%	(e)
Portfolio turnover rate(g)	47%	(f)	89%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Core Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX	PTMQX
CUSIP	74441J100	74441J209	74441J308	74441J407	74441J688

*Formerly known as Class Q shares.

MF187E2

     PGIM REAL ESTATE INCOME FUND

(Formerly known as Prudential Real Estate Income Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment advisor. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Real Estate Income Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Estate Income Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Real Estate Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–4.73	–8.10	–0.65 (6/3/15)
Class C	–5.05	–4.36	0.57 (6/3/15)
Class Z	–4.52	–2.52	1.57 (6/3/15)
Class R6**	–4.52	–2.52	1.91 (12/28/16)
Custom Blend Index
	0.32	3.36	—
Lipper Global Real Estate Funds Average
	1.84	5.46	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to each classes inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

**Formerly known as Class Q shares.

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Benchmark Definitions

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world; and the ICE BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the ICE BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities. The average annual total return for the Custom Blend Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 3.64% and 5.54% for Class R6 shares.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 3.44% and 6.79% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Sabra Health Care REIT, Inc., Health Care REITs	5.6
MedEquities Realty Trust, Inc., Health Care REITs	5.4
Medical Properties Trust, Inc., Health Care REITs	5.3
Welltower, Inc., Health Care REITs	5.3
Cache Logistics Trust (Singapore), Industrial REITs	5.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Health Care REITs	27.1
Retail REITs	14.8
Industrial REITs	14.1
Hotel & Resort REITs	13.0
Residential REITs	11.5

Industry weightings reflect only long-term investments and are subject to change.

PGIM Real Estate Income Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

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period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Estate Income Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$952.70	1.35%	$6.54
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76
Class C	Actual	$1,000.00	$949.50	2.10%	$10.15
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49
Class Z	Actual	$1,000.00	$954.80	1.10%	$5.33
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class R6**	Actual	$1,000.00	$954.80	1.10%	$5.33
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM Real Estate Income Fund	9

Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 81.1%

Diversified REITs 5.2%
AEW UK REIT PLC (United Kingdom)	150,000	$201,148
Lexington Realty Trust	11,995	96,440
Stockland (Australia)	27,731	86,199
Suntec Real Estate Investment Trust (Singapore)	95,771	140,774

		524,561

Health Care REITs 27.1%
Community Healthcare Trust, Inc.	14,367	366,358
MedEquities Realty Trust, Inc.	53,428	544,431
Medical Properties Trust, Inc.	42,052	537,425
Omega Healthcare Investors, Inc.	3,705	96,256
Sabra Health Care REIT, Inc.	30,654	561,275
Senior Housing Properties Trust	6,160	95,911
Welltower, Inc.	9,984	533,545

		2,735,201

Hotel & Resort REITs 11.9%
DiamondRock Hospitality Co.	13,802	152,512
Invincible Investment Corp. (Japan)	445	198,644
MGM Growth Properties LLC (Class A Stock)	16,604	464,414
Park Hotels & Resorts, Inc.	13,255	381,479

		1,197,049

Industrial REITs 10.8%
Ascendas Real Estate Investment Trust (Singapore)	47,859	96,010
Cache Logistics Trust (Singapore)	794,767	500,070
Frasers Logistics & Industrial Trust (Singapore)	117,296	92,635
STAG Industrial, Inc.	16,343	401,547

		1,090,262

Office REITs 5.0%
Alstria office REIT-AG (Germany)	5,858	88,129
Brandywine Realty Trust	6,642	107,003
Easterly Government Properties, Inc.	5,476	112,860
Highwoods Properties, Inc.	1,997	87,908
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,890	105,549

		501,449

Real Estate Operating Companies 2.2%
Cibus Nordic Real Estate AB (Sweden)*	18,574	217,119

See Notes to Financial Statements.

PGIM Real Estate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Residential REITs 7.1%
American Campus Communities, Inc.	2,989	$116,900
Education Realty Trust, Inc.	4,369	143,784
Empiric Student Property PLC (United Kingdom)	317,575	372,790
Irish Residential Properties REIT PLC (Ireland)	53,248	87,423

		720,897

Retail REITs 10.4%
Eurocommercial Properties NV (Netherlands)	4,507	188,894
Kenedix Retail REIT Corp. (Japan)	38	80,433
Macerich Co. (The)	3,889	224,084
Mapletree Commercial Trust (Singapore)	150	183
NewRiver REIT PLC (United Kingdom)	53,884	215,256
Retail Properties of America, Inc. (Class A Stock)	262	3,024
Starhill Global REIT (Singapore)	175,629	95,220
Unibail-Rodamco SE (France)	594	142,602
Vicinity Centres (Australia)	54,427	99,654

		1,049,350

Specialized REITs 1.4%
Four Corners Property Trust, Inc.	6,196	140,401

TOTAL COMMON STOCKS (cost $8,003,663)		8,176,289

PREFERRED STOCKS 18.3%

Diversified REITs 1.6%
Investors Real Estate Trust	6,650	157,405

Hotel & Resort REITs 1.1%
Pebblebrook Hotel Trust	4,648	114,643

Industrial REITs 3.3%
Monmouth Real Estate Investment Corp.	9,425	226,106
Rexford Industrial Realty, Inc.	4,600	109,066

		335,172

Residential REITs 4.4%
American Homes 4 Rent	10,830	243,675
UMH Properties, Inc.	8,110	204,129

		447,804

Retail REITs 4.4%
Cedar Realty Trust, Inc.	7,750	152,210
Pennsylvania Real Estate Investment Trust	7,200	151,344
Urstadt Biddle Properties, Inc. (Class H Stock)	5,608	136,947

		440,501

See Notes to Financial Statements.

12

Description	Shares	Value
PREFERRED STOCKS (Continued)

Specialized REITs 3.5%
EPR Properties (Class G Stock)	9,000	$198,000
Jernigan Capital, Inc. (Class B Stock)	6,500	149,175

		347,175

TOTAL PREFERRED STOCKS (cost $2,005,449)		1,842,700

TOTAL LONG-TERM INVESTMENTS (cost $10,009,112)		10,018,989

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund (cost $47,256)(w)	47,256	47,256

TOTAL INVESTMENTS 99.8% (cost $10,056,368)		10,066,245
Other assets in excess of liabilities 0.2%		16,748

NET ASSETS 100.0%		$10,082,993

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$96,440	$428,121	$—
Health Care REITs	2,735,201	—	—
Hotel & Resort REITs	998,405	198,644	—
Industrial REITs	401,547	688,715	—
Office REITs	413,320	88,129	—
Real Estate Operating Companies	217,119	—	—
Residential REITs	260,684	460,213	—
Retail REITs	227,108	822,242	—
Specialized REITs	140,401	—	—
Preferred Stocks
Diversified REITs	157,405	—	—
Hotel & Resort REITs	114,643	—	—
Industrial REITs	335,172	—	—
Residential REITs	447,804	—	—
Retail REITs	440,501	—	—
Specialized REITs	347,175	—	—
Affiliated Mutual Fund	47,256	—	—

Total	$7,380,181	$2,686,064	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Health Care REITs	27.1%
Retail REITs	14.8
Industrial REITs	14.1
Hotel & Resort REITs	13.0
Residential REITs	11.5
Diversified REITs	6.8
Office REITs	5.0
Specialized REITs	4.9%
Real Estate Operating Companies	2.2
Affiliated Mutual Fund	0.4

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $10,009,112)	$10,018,989
Affiliated investments (cost $47,256)	47,256
Dividends and interest receivable	19,069
Due from Manager	9,994
Tax reclaim receivable	4,357
Prepaid expenses	17,641

Total assets	10,117,306

Liabilities
Audit fee payable	15,837
Custodian and accounting fees payable	9,101
Legal fees and expenses payable	4,720
Payable for Fund shares reacquired	3,683
Distribution fee payable	480
Accrued expenses and other liabilities	341
Affiliated transfer agent fee payable	151

Total liabilities	34,313

Net Assets	$10,082,993

Net assets were comprised of:
Shares of beneficial interest, at par	$1,139
Paid-in capital in excess of par	11,051,942

11,053,081
Distributions in excess of net investment income	(152,817)
Accumulated net realized loss on investment and foreign currency transactions	(827,137)
Net unrealized appreciation on investments and foreign currencies	9,866

Net assets, April 30, 2018	$10,082,993

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($1,142,587 ÷ 129,183 shares of beneficial interest issued and outstanding)	$8.84
Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.35

Class C
Net asset value, offering price and redemption price per share, ($333,018 ÷ 37,662 shares of beneficial interest issued and outstanding)	$8.84

Class Z
Net asset value, offering price and redemption price per share, ($8,597,130 ÷ 971,357 shares of beneficial interest issued and outstanding)	$8.85

Class R6
Net asset value, offering price and redemption price per share, ($10,258 ÷ 1,159 shares of beneficial interest issued and outstanding)	$8.85

See Notes to Financial Statements.

PGIM Real Estate Income Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $11,136)	$273,729
Affiliated dividend income	759
Income from securities lending, net (including affiliated income of $24)	363

Total income	274,851

Expenses
Management fee	41,468
Distribution fee(a)	2,752
Registration fees(a)	28,586
Custodian and accounting fees	28,405
Audit fee	15,838
Shareholders’ reports	12,691
Legal fees and expenses	9,870
Trustees’ fees	5,747
Transfer agent’s fees and expenses (including affiliated expense of $459)(a)	4,915
Commitment fee on syndicated credit agreement	1,007
Miscellaneous	6,913

Total expenses	158,192
Less: Fee waiver and/or expense reimbursement(a)	(98,263)
Distribution fee waiver(a)	(222)

Net expenses	59,707

Net investment income (loss)	215,144

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4))	(325,610)
Foreign currency transactions	(2,324)

(327,934)

Net change in unrealized appreciation (depreciation) on:
Investments	(355,410)
Foreign currencies	247

(355,163)

Net gain (loss) on investment and foreign currency transactions	(683,097)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(467,953)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,334	1,418	—	—
Registration fees	7,298	7,308	7,298	6,682
Transfer agent’s fees and expenses	762	312	3,824	17
Fee waiver and/or expense reimbursement	(13,658)	(9,402)	(68,439)	(6,764)
Distribution fee waiver	(222)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$215,144	$414,335
Net realized gain (loss) on investment and foreign currency transactions	(327,934)	(235,051)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(355,163)	397,997

Net increase (decrease) in net assets resulting from operations	(467,953)	577,281

Dividends from net investment income
Class A	(36,983)	(37,709)
Class C	(10,011)	(12,902)
Class Z	(347,503)	(475,529)
Class R6	(391)	(438)

	(394,888)	(526,578)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,004,447	6,003,066
Net asset value of shares issued in reinvestment of dividends and distributions	387,822	524,023
Cost of shares reacquired	(2,344,873)	(1,149,313)

Net increase (decrease) in net assets from share transactions	(952,604)	5,377,776

Total increase (decrease)	(1,815,445)	5,428,479

Net Assets:
Beginning of period	11,898,438	6,469,959

End of period(a)	$10,082,993	$11,898,438

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(152,817)	$26,927

See Notes to Financial Statements.

PGIM Real Estate Income Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Real Estate Income Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

22

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

PGIM Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and

24

unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.80% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.35% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class C shares, 1.10% of average daily net assets for Class Z shares, and 1.10% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The waiver and/or expense reimbursements exceeded the effective management fee rate for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the

26

Class A and C shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such fees to 0.25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it received $300 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $16 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $14 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $7,582,055 and $8,663,681, respectively.

PGIM Real Estate Income Fund	27

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$6,055	$2,225,270	$2,184,069	$—	$—	$47,256	47,256	$759
PGIM Institutional Money Market Fund	39,585	274,803	314,384	—	(4)	—	—	24

	$45,640	$2,500,073	$2,498,453	$—	$(4)	$47,256		$783

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2018 were as follows:

Tax Basis	$10,240,501

Gross Unrealized Appreciation	363,298
Gross Unrealized Depreciation	(537,554)

Net Unrealized Depreciation	$(174,256)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2017 of approximately $420,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided four into classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,150 Class C shares, 591,259 Class Z shares and 1,159 Class R6 shares of the Fund. At reporting period end, 3 shareholders of record held 91% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 52% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	59,633	$540,226
Shares issued in reinvestment of dividends and distributions	3,312	30,778
Shares reacquired	(28,794)	(266,699)

Net increase (decrease) in shares outstanding	34,151	$304,305

Year ended October 31, 2017:
Shares sold	57,202	$553,052
Shares issued in reinvestment of dividends and distributions	3,754	36,283
Shares reacquired†	(31,815)	(307,255)

Net increase (decrease) in shares outstanding	29,141	$282,080

PGIM Real Estate Income Fund	29

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares sold	11,490	$103,495
Shares issued in reinvestment of dividends and distributions	1,081	10,011
Shares reacquired	(5,163)	(48,286)

Net increase (decrease) in shares outstanding before conversion	7,408	65,220
Shares reacquired upon conversion into other share class(es)	(212)	(1,877)

Net increase (decrease) in shares outstanding	7,196	$63,343

Year ended October 31, 2017:
Shares sold	11,112	$104,326
Shares issued in reinvestment of dividends and distributions	1,336	12,902
Shares reacquired	(14,228)	(136,422)

Net increase (decrease) in shares outstanding before conversion	(1,780)	(19,194)
Shares reacquired upon conversion into other share class(es)	(1,001)	(9,843)

Net increase (decrease) in shares outstanding	(2,781)	$(29,037)

Class Z
Six months ended April 30, 2018:
Shares sold	38,592	$360,726
Shares issued in reinvestment of dividends and distributions	37,431	346,642
Shares reacquired	(214,846)	(2,029,888)

Net increase (decrease) in shares outstanding before conversion	(138,823)	(1,322,520)
Shares issued upon conversion from other share class(es)	212	1,877

Net increase (decrease) in shares outstanding	(138,611)	$(1,320,643)

Year ended October 31, 2017:
Shares sold	562,232	$5,335,688
Shares issued in reinvestment of dividends and distributions	49,025	474,400
Shares reacquired†	(72,695)	(705,636)

Net increase (decrease) in shares outstanding before conversion	538,562	5,104,452
Shares issued upon conversion from other share class(es)	999	9,843

Net increase (decrease) in shares outstanding	539,561	$5,114,295

Class R6
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	42	$391

Net increase (decrease) in shares outstanding	42	$391

Period ended October 31, 2017*:
Shares sold	1,072	$10,000
Shares issued in reinvestment of dividends and distributions	45	438

Net increase (decrease) in shares outstanding	1,117	$10,438

*	Commencement of offering was December 28, 2016.
†	Includes affiliated redemption of 1,123 and 1,129 shares with a value of $10,836 and $10,892 for Class A and Z shares, respectively.

30

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 10 days that the Fund had loans outstanding during the period was $219,300 borrowed at a weighted average interest rate of 2.58%. The maximum loan balance outstanding during the period was $761,100. At April 30, 2018, the Fund did not have an outstanding loan balance.

PGIM Real Estate Income Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		June 3, 2015(b) through
	2018		2017	2016	October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.62		$9.66	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.39	0.24	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.60)		0.05	0.39	(0.38)
Total from investment operations	(0.44)		0.44	0.63	(0.25)
Less Dividends:
Dividends from net investment income	(0.34)		(0.48)	(0.56)	(0.16)
Net asset value, end of period	$8.84		$9.62	$9.66	$9.59
Total Return(a)	(4.73)%		4.60%	6.92%	(2.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,143		$914	$637	$33
Average net assets (000)	$896		$744	$186	$24
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.35%	1.36%	(e)
Expenses before waivers and/or expense reimbursement	4.48%	(e)	3.30%	3.37%	9.50%	(e)
Net investment income (loss)	3.59%	(e)	4.00%	2.45%	3.15%	(e)
Portfolio turnover rate(g)	73%	(f)	137%	113%	98%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		June 3, 2015(b) through
	2018		2017	2016	October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.62		$9.66	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.19	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.61)		0.05	0.38	(0.40)
Total from investment operations	(0.47)		0.37	0.57	(0.29)
Less Dividends:
Dividends from net investment income	(0.31)		(0.41)	(0.49)	(0.13)
Net asset value, end of period	$8.84		$9.62	$9.66	$9.58
Total Return(a)	(5.05)%		3.83%	6.22%	(2.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$333		$293	$321	$13
Average net assets (000)	$286		$309	$151	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.10%	(e)	2.10%	2.10%	2.13%	(e)
Expenses before waivers and/or expense reimbursement	8.73%	(e)	4.00%	4.78%	10.11%	(e)
Net investment income (loss)	3.13%	(e)	3.29%	1.98%	2.87%	(e)
Portfolio turnover rate(g)	73%	(f)	137%	113%	98%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		June 3, 2015(b) through
	2018		2017	2016	October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.62		$9.66	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.40	0.38	0.16
Net realized and unrealized gain (loss) on investment transactions	(0.61)		0.06	0.28	(0.41)
Total from investment operations	(0.42)		0.46	0.66	(0.25)
Less Dividends:
Dividends from net investment income	(0.35)		(0.50)	(0.59)	(0.16)
Net asset value, end of period	$8.85		$9.62	$9.66	$9.59
Total Return(a)	(4.52)%		4.85%	7.19%	(2.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,597		$10,681	$5,512	$4,886
Average net assets (000)	$9,260		$8,961	$5,008	$4,868
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.10%	1.10%	1.10%	(e)
Expenses before waivers and/or expense reimbursement	2.59%	(e)	2.96%	4.85%	8.98%	(e)
Net investment income (loss)	4.24%	(e)	4.17%	3.98%	4.08%	(e)
Portfolio turnover rate(g)	73%	(f)	137%	113%	98%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended April 30, 2018		December 28, 2016(b) through October 31, 2017
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.62		$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31
Net realized and unrealized gain (loss) on investment transactions	(0.61)		0.38
Total from investment operations	(0.42)		0.69
Less Dividends:
Dividends from net investment income	(0.35)		(0.40)
Net asset value, end of period	$8.85		$9.62
Total Return(a)	(4.52)%		7.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$11
Average net assets (000)	$10		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.10%	(e)
Expenses before waivers and/or expense reimbursement	131.12%	(e)	2.79%	(e)
Net investment income (loss)	4.18%	(e)	3.78%	(e)
Portfolio turnover rate(g)	73%	(f)	137%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PRKAX	PRKCX	PRKZX	PRKQX
CUSIP	74441J761	74441J753	74441J746	74441J670

*Formerly known as Class Q shares.

MF228E2

PGIM SELECT REAL ESTATE FUND

(Formerly known as Prudential Select Real Estate Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment advisor. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Select Real Estate Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Select Real Estate Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Select Real Estate Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	0.14	–0.54	2.95 (8/1/14)
Class C	–0.28	3.35	3.68 (8/1/14)
Class Z	0.25	5.49	4.78 (8/1/14)
Class R6**	0.26	5.47	4.74 (8/1/14)
FTSE EPRA/NAREIT Developed Index
	1.33	4.12	3.51
S&P 500 Index
	3.82	13.26	11.06
Lipper Global Real Estate Funds Average
	1.84	5.46	3.77

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Select Real Estate Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Holdings expressed as a percentage of net assets as of 4/30/18 (%)
Hudson Pacific Properties, Inc., Office REITs	6.1
Crown Castle International Corp., Specialized REITs	3.8
Macerich Co. (The), Retail REITs	3.8
Empire State Realty Trust, Inc., (Class A), Diversified REITs	3.6
Equity LifeStyle Properties, Inc., Residential REITs	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Office REITs	18.3
Industrial REITs	17.1
Residential REITs	15.2
Specialized REITs	9.8
Diversified REITs	9.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not

PGIM Select Real Estate Fund	9

Fees and Expenses (continued)

reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Select Real Estate Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,001.40	1.30%	$6.45
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class C	Actual	$1,000.00	$997.20	2.05%	$10.15
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24
Class Z	Actual	$1,000.00	$1,002.50	1.05%	$5.21
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class R6**	Actual	$1,000.00	$1,002.60	1.05%	$5.21
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund's fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS

Diversified Real Estate Activities 8.3%
Daiwa House Industry Co. Ltd. (Japan)	6,342	$231,871
Henderson Land Development Co. Ltd. (Hong Kong)	25,000	158,514
Sumitomo Realty & Development Co. Ltd. (Japan)	5,215	207,157
Sun Hung Kai Properties Ltd. (Hong Kong)	9,034	145,487

		743,029

Diversified REITs 9.7%
American Assets Trust, Inc.	7,779	261,141
Empire State Realty Trust, Inc., (Class A Stock)	18,724	326,172
Forest City Realty Trust, Inc., (Class A Stock)	8,711	174,742
Suntec Real Estate Investment Trust (Singapore)	75,527	111,018

		873,073

Hotel & Resort REITs 3.2%
Invincible Investment Corp. (Japan)	226	100,884
MGM Growth Properties LLC, (Class A Stock)	41	1,147
Park Hotels & Resorts, Inc.	6,540	188,221

		290,252

Hotels, Restaurants & Cruise Lines 2.5%
Hilton Worldwide Holdings, Inc.	2,808	221,383

Industrial REITs 17.1%
Americold Realty Trust	9,510	196,001
First Industrial Realty Trust, Inc.	9,558	297,349
Goodman Group (Australia)	23,896	162,577
LaSalle Logiport REIT (Japan)	122	125,274
Rexford Industrial Realty, Inc.	10,396	317,598
STAG Industrial, Inc.	6,540	160,688
Warehouse REIT PLC (United Kingdom)	199,946	275,656

		1,535,143

Office REITs 18.3%
Alexandria Real Estate Equities, Inc.	1,658	206,537
Green REIT PLC (Ireland)	117,748	215,750
Hibernia REIT PLC (Ireland)	135,363	242,390
Hudson Pacific Properties, Inc.	16,688	548,535
JBG SMITH Properties	8,552	315,312
Keppel REIT (Singapore)	124,975	116,675

		1,645,199

See Notes to Financial Statements.

PGIM Select Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Development 1.4%
Yanlord Land Group Ltd. (Singapore)	95,600	$121,906

Real Estate Operating Companies 4.1%
Cibus Nordic Real Estate AB (Sweden)*	10,213	119,384
TLG Immobilien AG (Germany)*	8,675	249,569

		368,953

Residential REITs 15.2%
American Homes 4 Rent, (Class A Stock)	9,432	190,526
AvalonBay Communities, Inc.	1,949	317,687
Empiric Student Property PLC (United Kingdom)	139,829	164,141
Equity LifeStyle Properties, Inc.	3,647	325,167
Equity Residential	3,144	194,016
Invitation Homes, Inc.	7,500	173,550

		1,365,087

Retail REITs 6.7%
Kenedix Retail REIT Corp. (Japan)	58	122,766
Macerich Co. (The)	5,853	337,250
NewRiver REIT PLC (United Kingdom)	35,773	142,906

		602,922

Specialized REITs 9.8%
CoreSite Realty Corp.	3,041	316,568
Crown Castle International Corp.	3,418	344,774
Four Corners Property Trust, Inc.	9,671	219,145

		880,487

TOTAL LONG-TERM INVESTMENTS (cost $8,349,747)		8,647,434

SHORT-TERM INVESTMENT 1.6%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund (cost $144,481)(w)	144,481	144,481

TOTAL INVESTMENTS 97.9% (cost $8,494,228)		8,791,915
Other assets in excess of liabilities 2.1%		184,074

NET ASSETS 100.0%		$8,975,989

See Notes to Financial Statements.

12

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

L1—Level 1

L2—Level 2

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$743,029	$—
Diversified REITs	762,055	111,018	—
Hotel & Resort REITs	189,368	100,884	—
Hotels, Restaurants & Cruise Lines	221,383	—	—
Industrial REITs	971,636	563,507	—
Office REITs	1,070,384	574,815	—
Real Estate Development	—	121,906	—
Real Estate Operating Companies	119,384	249,569	—
Residential REITs	1,200,946	164,141	—
Retail REITs	337,250	265,672	—
Specialized REITs	880,487	—	—
Affiliated Mutual Fund	144,481	—	—

Total	$5,897,374	$2,894,541	$—

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$125,747	L1 to L2	Official Close to Model Price

See Notes to Financial Statements.

PGIM Select Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Office REITs	18.3%
Industrial REITs	17.1
Residential REITs	15.2
Specialized REITs	9.8
Diversified REITs	9.7
Diversified Real Estate Activities	8.3
Retail REITs	6.7
Real Estate Operating Companies	4.1
Hotel & Resort REITs	3.2%
Hotels, Restaurants & Cruise Lines	2.5
Affiliated Mutual Fund	1.6
Real Estate Development	1.4

97.9
Other assets in excess of liabilities	2.1

100.0%

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $8,349,747)	$8,647,434
Affiliated investments (cost $144,481)	144,481
Receivable for investments sold	165,635
Receivable for Fund shares sold	17,576
Dividends receivable	12,737
Due from Manager	9,854
Tax reclaim receivable	1,434
Prepaid expenses and other assets	18,163

Total assets	9,017,314

Liabilities
Audit fee payable	17,123
Custodian and accounting fees payable	9,958
Shareholders’ reports payable	8,170
Legal fees and expenses payable	4,878
Accrued expenses and other liabilities	634
Distribution fee payable	445
Affiliated transfer agent fee payable	117

Total liabilities	41,325

Net Assets	$8,975,989

Net assets were comprised of:
Shares of beneficial interest, at par	$874
Paid-in capital in excess of par	8,816,934

8,817,808
Distributions in excess of net investment income	(43,780)
Accumulated net realized loss on investment and foreign currency transactions	(95,596)
Net unrealized appreciation on investments and foreign currencies	297,557

Net assets, April 30, 2018	$8,975,989

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($2,762,492 ÷ 266,507 shares of beneficial interest issued and outstanding)	$10.37
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price to public	$10.97

Class C
Net asset value, offering price and redemption price per share, ($69,320 ÷ 6,754 shares of beneficial interest issued and outstanding)	$10.26

Class Z
Net asset value, offering price and redemption price per share, ($197,101 ÷ 18,979 shares of beneficial interest issued and outstanding)	$10.39

Class R6
Net asset value, offering price and redemption price per share, ($5,947,076 ÷ 581,303 shares of beneficial interest issued and outstanding)	$10.23

See Notes to Financial Statements.

PGIM Select Real Estate Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $3,601)	$98,893
Affiliated dividend income	2,364

Total income	101,257

Expenses
Management fee	26,658
Distribution fee(a)	1,120
Registration fees(a)	28,378
Custodian and accounting fees	25,859
Audit fee	17,123
Legal fees and expenses	9,446
Shareholders’ reports	7,928
Trustees’ fees	5,730
Transfer agent’s fees and expenses (including affiliated expense of $338)(a)	693
Miscellaneous	8,287

Total expenses	131,222
Less: Fee waiver and/or expense reimbursement(a)	(95,114)
Distribution fee waiver(a)	(129)

Net expenses	35,979

Net investment income (loss)	65,278

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	7,552
Foreign currency transactions	(1,001)

6,551

Net change in unrealized appreciation (depreciation) on:
Investments	(19,645)
Foreign currencies	(84)

(19,729)

Net gain (loss) on investment and foreign currency transactions	(13,178)

Net Increase (Decrease) In Net Assets Resulting From Operations	$52,100

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	774	346	—	—
Registration fees	7,089	7,090	7,109	7,090
Transfer agent’s fees and expenses	410	75	184	24
Fee waiver and/or expense reimbursement	(11,946)	(7,857)	(8,976)	(66,335)
Distribution fee waiver	(129)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,278	$85,888
Net realized gain (loss) on investment and foreign currency transactions	6,551	(24,278)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(19,729)	480,306

Net increase (decrease) in net assets resulting from operations	52,100	541,916

Dividends and Distributions
Dividends from net investment income
Class A	(14,446)	(2,718)
Class C	(1,033)	(368)
Class Z	(3,065)	(2,014)
Class R6	(114,665)	(79,212)

	(133,209)	(84,312)

Distributions from net realized gains
Class A	—	(4,612)
Class C	—	(1,220)
Class Z	—	(3,060)
Class R6	—	(125,625)

	—	(134,517)

Fund share transactions
Net proceeds from shares sold	2,581,239	145,782
Net asset value of shares issued in reinvestment of dividends and distributions	133,208	218,829
Cost of shares reacquired	(69,275)	(99,213)

Net increase (decrease) in net assets from Fund share transactions	2,645,172	265,398

Total increase (decrease)	2,564,063	588,485

Net Assets:
Beginning of period	6,411,926	5,823,441

End of period(a)	$8,975,989	$6,411,926

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(43,780)	$24,151

See Notes to Financial Statements.

PGIM Select Real Estate Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Select Real Estate Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Select Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

22

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

PGIM Select Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the

24

Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.80% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.30% of average daily net assets for Class A shares, 2.05% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class Z shares, and 1.05% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The waivers and/or expense reimbursements exceeded the effective management fee rate for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

PGIM Select Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $129 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it has not received any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Real Estate and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliated of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $6,771,212 and $4,241,791, respectively.

26

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$398,187	$106,295,114	$106,548,820	$—	$—	$144,481	144,481	$2,364

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$8,531,166

Gross Unrealized Appreciation	469,655
Gross Unrealized Depreciation	(208,906)

Net Unrealized Appreciation	$260,749

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2017 of approximately $100,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

PGIM Select Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,138 Class A shares, 1,116 Class C shares, 1,146 Class Z shares and 581,303 Class R6 shares of the Fund. At reporting period end, two shareholders of record held 95% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	246,235	$2,524,791
Shares issued in reinvestment of dividends and distributions	1,397	14,446
Shares reacquired	(5,390)	(55,376)

Net increase (decrease) in shares outstanding	242,242	$2,483,861

Year ended October 31, 2017:
Shares sold	9,285	$93,616
Shares issued in reinvestment of dividends and distributions	736	7,330
Shares reacquired	(4,230)	(43,679)

Net increase (decrease) in shares outstanding	5,791	$57,267

Class C
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	98	1,033

Net increase (decrease) in shares outstanding	98	$1,033

Year ended October 31, 2017:
Shares sold	3,437	$34,300
Shares issued in reinvestment of dividends and distributions	162	1,588
Shares reacquired	(2,880)	(28,902)

Net increase (decrease) in shares outstanding	719	$6,986

28

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	5,406	$56,448
Shares issued in reinvestment of dividends and distributions	289	3,064
Shares reacquired	(1,349)	(13,899)

Net increase (decrease) in shares outstanding	4,346	$45,613

Year ended October 31, 2017:
Shares sold	1,761	17,866
Shares issued in reinvestment of dividends and distributions	508	5,074
Shares reacquired	(1,446)	(14,843)

Net increase (decrease) in shares outstanding	823	$8,097

Class R6
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	10,958	$114,665

Net increase (decrease) in shares outstanding	10,958	$114,665

Year ended October 31, 2017:
Shares issued in reinvestment of dividends and distributions	20,831	$204,837
Shares reacquired	(1,137)	(11,789)

Net increase (decrease) in shares outstanding	19,694	$193,048

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM Select Real Estate Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			August 1, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.54		$10.00	$10.71	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.12	0.17	0.09	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.76	(0.18)	0.41	0.29
Total from investment operations	0.02		0.88	(0.01)	0.50	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.11)	(0.28)	-	-
Distributions from net realized gains	-		(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.19)		(0.34)	(0.70)	(0.09)	-
Net asset value, end of period	$10.37		$10.54	$10.00	$10.71	$10.30
Total Return(a)	0.14%		9.08%	0.01%	4.85%	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,762		$256	$185	$62	$18
Average net assets (000)	$520		$242	$119	$27	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30%	(e)	1.30%	1.33%	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	5.98%	(e)	4.63%	4.81%	5.16%	20.58%	(e)
Net investment income (loss)	(0.16)%	(e)	1.15%	1.70%	0.86%	0.46%	(e)
Portfolio turnover rate(g)	65%	(f)	142%	158%	150%	18%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			August 1, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.44		$9.94	$10.60	$10.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.04	0.11	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.09)		0.75	(0.18)	0.44	0.29
Total from investment operations	(0.03)		0.79	(0.07)	0.41	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.06)	(0.17)	-	-
Distributions from net realized gains	-		(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.15)		(0.29)	(0.59)	(0.09)	-
Net asset value, end of period	$10.26		$10.44	$9.94	$10.60	$10.28
Total Return(a)	(0.28)%		8.11%	(0.63)%	3.98%	2.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69		$69	$59	$36	$10
Average net assets (000)	$70		$70	$48	$46	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.05%	(e)	2.05%	2.08%	2.10%	2.10%	(e)
Expenses before waivers and/or expense reimbursement	24.79%	(e)	5.33%	5.64%	5.54%	20.42%	(e)
Net investment income (loss)	1.15%	(e)	0.36%	1.08%	(0.30)%	(0.26)%	(e)
Portfolio turnover rate(g)	65%	(f)	142%	158%	150%	18%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			August 1, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.56		$10.02	$10.74	$10.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.15	0.21	0.10	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.76	(0.18)	0.42	0.29
Total from investment operations	0.03		0.91	0.03	0.52	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.14)	(0.33)	-	-
Distributions from net realized gains	-		(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.20)		(0.37)	(0.75)	(0.09)	-
Net asset value, end of period	$10.39		$10.56	$10.02	$10.74	$10.31
Total Return(a)	0.25%		9.32%	0.36%	5.04%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$197		$154	$138	$107	$10
Average net assets (000)	$169		$148	$139	$39	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.08%	1.10%	1.10%	(e)
Expenses before waivers and/or expense reimbursement	11.74%	(e)	4.35%	4.82%	5.16%	19.50%	(e)
Net investment income (loss)	2.16%	(e)	1.43%	2.09%	0.98%	0.77%	(e)
Portfolio turnover rate(g)	65%	(f)	142%	158%	150%	18%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			August 1, 2014(b) through October 31,
	2018		2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.40		$9.88	$10.63	$10.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.14	0.22	0.10	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.75	(0.20)	0.41	0.29
Total from investment operations	0.03		0.89	0.02	0.51	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.14)	(0.35)	(0.10)	-
Distributions from net realized gains	-		(0.23)	(0.42)	(0.09)	-
Total dividends and distributions	(0.20)		(0.37)	(0.77)	(0.19)	-
Net asset value, end of period	$10.23		$10.40	$9.88	$10.63	$10.31
Total Return(a)	0.26%		9.25%	0.30%	5.01%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,947		$5,932	$5,441	$5,423	$5,165
Average net assets (000)	$5,960		$5,687	$5,413	$5,288	$4,983
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.08%	1.10%	1.10%	(e)
Expenses before waivers and/or expense reimbursement	3.29%	(e)	4.02%	4.40%	4.51%	14.06%	(e)
Net investment income (loss)	2.15%	(e)	1.42%	2.18%	0.96%	0.75%	(e)
Portfolio turnover rate(g)	65%	(f)	142%	158%	150%	18%	(f)

(a)	Total return is calculated assuming a purchase of a shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	33

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	SREAX	SRECX	SREZX	SREQX
CUSIP	74441J811	74441J795	74441J779	74441J787

*Formerly known as Class Q shares.

MF223E2

PGIM INTERNATIONAL BOND FUND

(Formerly known as Prudential International Bond Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM International Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM International Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM International Bond Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM International Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	1.95	0.67	2.61 (12/14/16)
Class C	1.49	3.53	5.25 (12/14/16)
Class Z	2.08	5.69	6.37 (12/14/16)
Class R6**	2.07	5.67	6.36 (12/14/16)
Bloomberg Barclays Global Aggregate ex USD (USD Hedged) Index
	1.27	2.66	2.62
Lipper International Income Funds Average
	1.97	4.87	6.54

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays Global Aggregate ex USD (USD Hedged) Index—Provides a broad-based measure of the global investment-grade fixed income markets. The Index includes government, government agency, corporate, and securitized non-US investment-grade fixed income investments, all issued in currencies other than the US dollar and with maturities of more than one year. The Index is US dollar hedged.

The Lipper International Income Funds Average—Funds in the Lipper International Income Funds Average invest primarily in non-US dollar and US dollar debt securities of issuers located in at least three countries, excluding the US, except in periods of market weakness.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM International Bond Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.11	0.86	–11.51
Class C	0.08	0.15	–90.62
Class Z	0.13	1.15	–7.02
Class R6***	0.13	1.15	0.44

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	17.6
AA	10.5
A	16.7
BBB	25.1
BB	15.0
B	7.5
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM International Bond Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM International Bond Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,019.50	0.99%	$4.96
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class C	Actual	$1,000.00	$1,014.90	1.74%	$8.69
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Class Z	Actual	$1,000.00	$1,020.80	0.74%	$3.71
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
Class R6**	Actual	$1,000.00	$1,020.70	0.74%	$3.71
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 91.3%

ASSET-BACKED SECURITIES 10.1%

Cayman Islands 4.2%
Carlyle Global Market Strategies Euro CLO Series 14-2A, Class A, 144A	2.250%		08/15/27	EUR	750	$910,270
Silver Creek CLO Ltd. Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.599	(c)	07/20/30		250	251,422

						1,161,692

Netherlands 5.5%
Babson Euro CLO BV Series 2015-1A, Class A2R, 144A^	1.100		10/25/29	EUR	250	301,900
Jubilee CLO BV Series 2017-19A, Class A1, 144A, 3 Month LIBOR EURIBOR + 0.800%	0.800	(c)	07/15/30	EUR	250	301,782
North Westerly CLO BV Series IV-A, Class A2R, 144A	1.250		01/15/26	EUR	250	301,643
St. Paul’s CLO DAC Series 7A, Class B2, 144A	2.400		04/30/30	EUR	500	604,366

						1,509,691

United States 0.4%
OneMain Direct Auto Receivables Trust Series 2017-1A, Class C, 144A	3.910		08/16/21		100	98,478

TOTAL ASSET-BACKED SECURITIES (cost $2,569,432)						2,769,861

CORPORATE BONDS 23.2%

Australia 0.5%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000		08/28/25	EUR	100	126,464

China 0.9%
State Grid Europe Development PLC, Gtd. Notes	1.500		01/26/22	EUR	200	248,047

Germany 2.9%
Allianz SE, Sub. Notes	5.625		10/17/42	EUR	200	288,874
Commerzbank AG, Sub. Notes, EMTN	7.750		03/16/21	EUR	100	143,929
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%	3.750		09/15/26	EUR	100	126,798
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500		09/30/24	EUR	100	118,967
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000		01/15/25	EUR	100	127,969

						806,537

Ireland 0.5%
Smurfit Kappa Acquisitions, Gtd. Notes	2.750		02/01/25	EUR	100	126,708

See Notes to Financial Statements.

PGIM International Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Italy 0.5%
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	3.250%	01/16/23	EUR	100	$131,740

Mexico 0.5%
Petroleos Mexicanos, Gtd. Notes	5.500	02/24/25	EUR	100	139,900

Netherlands 1.5%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200	03/31/25	CAD	200	174,932
UPCB Finance IV Ltd., Sr. Sec’d. Notes	4.000	01/15/27	EUR	100	124,832
Ziggo Secured Finance BV, Sr. Sec’d. Notes	3.750	01/15/25	EUR	100	122,420

					422,184

Russia 0.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	3.389	03/20/20	EUR	100	124,644

Spain 0.9%
Merlin Properties Socimi SA, Sr. Unsec’d. Notes, EMTN	2.375	05/23/22	EUR	100	128,572
NH Hotel Group SA, Sr. Sec’d. Notes	3.750	10/01/23	EUR	100	126,787

					255,359

Supranational Bank 0.4%
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	160	104,282

United Kingdom 5.0%
Arrow Global Finance PLC, Sr. Sec’d. Notes	5.125	09/15/24	GBP	100	136,967
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	100	141,110
Barclays PLC, Sub. Notes, EMTN	2.000	02/07/28	EUR	100	118,883
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	08/28/22	GBP	100	138,369
EI Group PLC, First Mortgage	6.375	02/15/22	GBP	100	143,175
FCE Bank PLC, Sr. Unsec’d. Notes, EMTN	1.615	05/11/23	EUR	150	186,400
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000	03/08/23	EUR	100	125,566
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	122,713
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500	01/15/25	GBP	90	126,802
William Hill PLC, Gtd. Notes	4.875	09/07/23	GBP	100	144,382

					1,384,367

United States 9.1%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	100	122,263
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	120,372

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

United States (cont’d.)
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	100	$136,567
Becton, Dickinson and Co., Sr. Unsec’d. Notes	0.368		06/06/19	EUR	100	121,122
Belden, Inc., Gtd. Notes	4.125		10/15/26	EUR	100	126,816
Catalent Pharma Solutions, Inc., Gtd. Notes	4.750		12/15/24	EUR	100	126,732
Chubb INA Holdings, Inc., Gtd. Notes	1.550		03/15/28	EUR	100	120,445
Discovery Communications LLC, Gtd. Notes	2.500		09/20/24	GBP	100	135,599
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100		07/15/24	EUR	100	119,638
Hanesbrands Finance Luxembourg SCA, Gtd. Notes	3.500		06/15/24	EUR	100	126,788
International Game Technology PLC, Sr. Sec’d. Notes	4.750		02/15/23	EUR	100	132,490
IQVIA, Inc., Gtd. Notes	3.500		10/15/24	EUR	100	124,930
Kraft Heinz Foods Co., Gtd. Notes	2.250		05/25/28	EUR	100	122,355
LKQ Italia Bondco SpA, Gtd. Notes	3.875		04/01/24	EUR	100	127,402
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000		12/02/22	EUR	100	122,544
PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600		04/09/21	EUR	100	121,446
Spectrum Brands, Inc., Gtd. Notes	4.000		10/01/26	EUR	100	121,875
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400		01/23/26	EUR	100	120,638
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414		12/13/22	EUR	100	123,692
Sr. Unsec’d. Notes	2.425		12/13/26	EUR	100	125,418

						2,499,132

TOTAL CORPORATE BONDS (cost $5,720,267)						6,369,364

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.0%
Alba PLC (United Kingdom), Series 2007-1, Class B, 3 Month GBP LIBOR + 0.240%	0.854	(c)	03/17/39	GBP	84	107,780
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%^	3.477	(c)	04/25/28		167	167,000
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	01/25/57		79	80,733
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.394	(c)	04/01/23		170	169,980
Newgate Funding PLC (United Kingdom),
Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%	0.943	(c)	12/01/50	GBP	155	203,978
Series 2007-2X, Class A3, 3 Month GBP LIBOR + 0.160%	0.766	(c)	12/15/50	GBP	100	126,444
Paragon Mortgages PLC (United Kingdom),
Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540%	1.146	(c)	06/15/41	GBP	106	140,211
Series 12X, Class B1A, 3 Month GBP LIBOR + 0.480%	1.027	(c)	11/15/38	GBP	100	131,674
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.151	(c)	11/15/38	EUR	100	115,506

See Notes to Financial Statements.

PGIM International Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Ripon Mortgages PLC (United Kingdom), Series 1A, Class B1, 144A, 3 Month GBP LIBOR + 1.200%	1.753	%(c)	08/20/56	GBP	100	$138,364

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,290,021)						1,381,670

SOVEREIGN BONDS 52.9%

Argentina 1.3%
Argentine Republic Government International Bond,
Unsec’d. Notes	5.000		01/15/27	EUR	100	117,299
Sr. Unsec’d. Notes	5.250		01/15/28	EUR	100	117,439
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	100	124,983

						359,721

Belgium 3.1%
Kingdom of Belgium Government Bond, Unsec’d. Notes	4.000		03/28/22	EUR	600	843,810

Brazil 1.4%
Brazil Letras do Tesouro Nacional, Bills	10.424	(s)	01/01/22	BRL	50	10,529
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875		04/01/21	EUR	300	384,063

						394,592

Bulgaria 1.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	2.950		09/03/24	EUR	260	355,066

Canada 0.7%
Province of British Columbia, Unsec’d. Notes	7.875		11/30/23	CAD	200	193,166

Colombia 1.0%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875		03/22/26	EUR	200	276,781

Cyprus 2.4%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	3.750		07/26/23	EUR	500	664,058

France 2.1%
French Republic Government Bond OAT, Bonds	2.750		10/25/27	EUR	400	575,110

Germany 0.3%
Bundesrepublik Deutschland Bundesanleihe, Bonds	1.000		08/15/24	EUR	75	95,503

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Greece 4.3%
Hellenic Republic Government Bond,
Bonds	3.000	%(cc)	02/24/23	EUR	50	$60,937
Bonds	3.000	(cc)	02/24/24	EUR	75	90,882
Bonds	3.000	(cc)	02/24/25	EUR	85	101,845
Bonds	3.000	(cc)	02/24/26	EUR	95	112,644
Bonds	3.000	(cc)	02/24/27	EUR	195	230,844
Bonds	3.000	(cc)	02/24/28	EUR	60	70,085
Bonds	3.000	(cc)	02/24/29	EUR	50	57,624
Bonds	3.000	(cc)	02/24/31	EUR	140	156,830
Bonds	—	(p)	10/15/42	EUR	4,155	20,070
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	160	191,840
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	60	73,804

						1,167,405

Hungary 0.4%
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750		06/11/18	EUR	100	121,497

Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, MTN	3.750		06/14/28	EUR	200	275,030
Sr. Unsec’d. Notes, 144A, MTN	2.150		07/18/24	EUR	140	174,944

						449,974

Ireland 0.8%
Ireland Government Bond, Bonds	2.400		05/15/30	EUR	150	207,070

Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	100	123,127

Italy 8.9%
Italy Buoni Poliennali del Tesoro,
Bonds	2.050		08/01/27	EUR	140	174,253
Bonds	3.750		09/01/24	EUR	640	900,230
Sr. Unsec’d. Notes, 144A	4.750		09/01/28	EUR	455	699,085
Unsec’d. Notes	4.500		03/01/26	EUR	455	676,105

						2,449,673

See Notes to Financial Statements.

PGIM International Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Lithuania 0.8%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125%	03/09/21		200	$215,078

Mexico 1.0%
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750	04/22/23	EUR	200	261,687

Peru 1.1%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	289,002

Portugal 3.0%
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	560	814,720

Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	118,647
Sr. Unsec’d. Notes, MTN	3.875	10/29/35	EUR	100	128,126

					246,773

Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	119,707

South Korea 1.4%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, EMTN	2.000	04/30/20	EUR	100	125,275
Sr. Unsec’d. Notes, EMTN^	4.460	09/26/19	NZD	200	143,063
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	105,312

					373,650

Spain 8.0%
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	160	129,518
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	115,021
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	120	199,309
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	85,451
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	265	326,935
Sr. Unsec’d. Notes, 144A	4.650	07/30/25	EUR	870	1,335,599

					2,191,833

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Turkey 0.8%
Turkey Government Bond, Bonds	9.000%	07/24/24	TRY	90	$19,054
Turkey Government International Bond, Sr. Unsec’d. Notes	4.125	04/11/23	EUR	155	200,692

					219,746

United Kingdom 5.5%
United Kingdom Gilt, Bonds(k)	4.250	03/07/36	GBP	800	1,521,268

TOTAL SOVEREIGN BONDS (cost $13,073,222)					14,530,017

U.S. GOVERNMENT AGENCY OBLIGATION 0.1%

United States
Indonesia Government USAID Bond, U.S. Gov’t. Gtd. Notes (cost $19,403)	8.900	06/01/21		18	19,631

TOTAL LONG-TERM INVESTMENTS (cost $22,672,345)					25,070,543

SHORT-TERM INVESTMENTS 4.3%

			Shares

AFFILIATED MUTUAL FUND 4.1%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund (cost $1,129,379)(w)				1,129,379	1,129,379

OPTIONS PURCHASED~* 0.2% (cost $69,813)					52,561

TOTAL SHORT-TERM INVESTMENTS (cost $1,199,192)					1,181,940

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 95.5% (cost $23,871,537)					26,252,483

OPTIONS WRITTEN~* (0.1)% (premiums received $68,709)					(45,902)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 95.4% (cost $23,802,828)					26,206,581
Other assets in excess of liabilities(z) 4.6%					1,274,515

NET ASSETS 100.0%					$27,481,096

The following abbreviations are used in the semiannual report:

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

See Notes to Financial Statements.

PGIM International Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BBSW—Australian Bank Bill Swap Reference Rate

Bobl—Bundesobligationen (German Government Bonds)

BROIS—Brazil Overnight Interbank Deposit

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

COOIS—Colombia Overnight Interbank Reference Rate

EIBOR—Emirates Interbank Offered Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

MIBOR—Mumbai Interbank Offered Rate

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimiilables du Tresor (French Treasury Bond)

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

SAIBOR—Saudi Arabian Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

AED—United Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

See Notes to Financial Statements.

18

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $599,515 and 2.2% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2018.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR	100	$10,192
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	500	20,042
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	400	173
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		750	644
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—		500	1,915
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		200	12,826

Total OTC Traded (cost $67,508)								$45,792

See Notes to Financial Statements.

PGIM International Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Purchased (cont’d):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY	15,000	$4,284
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18		$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)		410	984
iTraxx.XO.29.V1, 06/20/23	Call	JPMorgan Chase	09/19/18	EUR	250.00	5.00%(Q)	iTraxx.XO.29.V1(Q)	EUR	450	1,501

Total OTC Swaptions (cost $2,305)										6,769

Total Options Purchased (cost $69,813)										$52,561

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.55	—	EUR	100	$(4,646)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	500	(20,042)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	400	(174)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		750	(644)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		500	(1,915)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		200	(4,935)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19	3.90	—	EUR	100	(854)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		200	(2,108)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	66.00	—		80	(1,597)

Total OTC Traded (premiums received $63,623)								$(36,915)

See Notes to Financial Statements.

20

Options Written (cont’d):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
10 Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	15,000	$(4,284)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18		$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)		410	(2,275)
iTraxx.XO.29.V1, 06/20/23	Put	JPMorgan Chase	09/19/18	EUR	400.00	5.00%(Q)	iTraxx.XO.29.V1	EUR	450	(2,428)

Total OTC Swaptions (premiums received $5,086)										$(8,987)

Total Options Written (premiums received $68,709)										$(45,902)

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
4	90 Day Euro Dollar	Dec. 2020	$969,650	$(875)
15	90 Day Sterling	Sep. 2018	2,559,388	3,098
55	5 Year U.S. Treasury Notes	Jun. 2018	6,242,930	(24,156)
4	10 Year U.K. Gilt	Jun. 2018	673,266	6,828
53	10 Year U.S. Treasury Notes	Jun. 2018	6,340,125	(26,852)
3	30 Year Euro Buxl	Jun. 2018	592,472	19,491
12	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	1,885,500	22,268

				(198)

	Short Positions:
4	90 Day Euro Dollar	Dec. 2021	969,450	800
15	90 Day Sterling	Sep. 2019	2,551,386	(5,421)
16	2 Year U.S. Treasury Notes	Jun. 2018	3,392,750	8,656
11	5 Year Euro-Bobl	Jun. 2018	1,740,149	(12,293)
22	10 Year Euro-Bund	Jun. 2018	4,217,271	(46,130)
2	20 Year U.S. Treasury Bonds	Jun. 2018	287,688	(1,594)
69	Euro Schatz. DUA Index	Jun. 2018	9,325,236	(12,547)

				(68,529)

				$(68,727)

Cash and foreign currency of $341,227 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at April 30, 2018.

See Notes to Financial Statements.

PGIM International Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	Citigroup Global Markets	ARS	2,616	$128,654	$127,091	$—	$(1,563)
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	38	29,000	28,848	—	(152)
Expiring 07/12/18	Citigroup Global Markets	AUD	89	69,541	67,366	—	(2,175)
Brazilian Real,
Expiring 05/03/18	Morgan Stanley	BRL	1,080	331,532	308,068	—	(23,464)
Expiring 05/03/18	UBS AG	BRL	149	44,630	42,474	—	(2,156)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	613	174,955	173,997	—	(958)
Expiring 07/31/18	UBS AG	BRL	220	65,859	62,190	—	(3,669)
Expiring 09/28/18	Barclays Capital Group	BRL	220	66,412	61,927	—	(4,485)
Expiring 09/28/18	JPMorgan Chase	BRL	99	30,000	28,006	—	(1,994)
Expiring 02/25/19	Citigroup Global Markets	BRL	429	126,998	119,606	—	(7,392)
Expiring 04/30/19	JPMorgan Chase	BRL	95	28,000	26,444	—	(1,556)
Expiring 04/30/19	JPMorgan Chase	BRL	98	28,206	27,210	—	(996)
British Pound,
Expiring 07/26/18	Bank of America	GBP	60	85,720	82,906	—	(2,814)
Expiring 07/26/18	UBS AG	GBP	16	22,331	22,325	—	(6)
Canadian Dollar,
Expiring 07/12/18	Barclays Capital Group	CAD	65	51,000	50,741	—	(259)
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	24,610	40,600	40,116	—	(484)
Expiring 07/13/18	Citigroup Global Markets	CLP	24,923	41,399	40,626	—	(773)
Colombian Peso,
Expiring 06/15/18	Barclays Capital Group	COP	259,504	90,146	92,327	2,181	—
Expiring 06/15/18	Citigroup Global Markets	COP	98,153	34,320	34,921	601	—
Expiring 06/15/18	Citigroup Global Markets	COP	114,907	41,399	40,882	—	(517)
Expiring 06/15/18	Citigroup Global Markets	COP	259,504	90,325	92,327	2,002	—

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna,
Expiring 07/12/18	Citigroup Global Markets	CZK	4,093	$199,187	$193,954	$—	$(5,233)
Danish Krone,
Expiring 07/24/18	Citigroup Global Markets	DKK	3	426	415	—	(11)
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	930	50,641	51,198	557	—
Expiring 10/11/18	Citigroup Global Markets	EGP	1,270	68,150	69,727	1,577	—
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	23	28,000	27,531	—	(469)
Expiring 04/30/19	Citigroup Global Markets	EUR	23	29,588	28,663	—	(925)
Hungarian Forint,
Expiring 07/24/18	Deutsche Bank AG	HUF	37,372	149,034	144,677	—	(4,357)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	14,903	224,388	221,368	—	(3,020)
Expiring 07/20/18	Deutsche Bank AG	INR	15,599	235,043	231,698	—	(3,345)
Expiring 07/20/18	Morgan Stanley	INR	2,733	41,704	40,596	—	(1,108)
Expiring 07/20/18	UBS AG	INR	1,220	18,000	18,114	114	—
Expiring 07/20/18	UBS AG	INR	3,560	53,000	52,875	—	(125)
Indonesian Rupiah,
Expiring 07/16/18	Barclays Capital Group	IDR	452,480	32,000	32,236	236	—
Expiring 07/16/18	Barclays Capital Group	IDR	1,075,942	76,000	76,653	653	—
Expiring 07/16/18	Deutsche Bank AG	IDR	1,957,960	141,389	139,491	—	(1,898)
Expiring 07/16/18	JPMorgan Chase	IDR	1,007,640	72,000	71,787	—	(213)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	7,453	69,386	68,594	—	(792)
Expiring 07/26/18	Goldman Sachs & Co.	JPY	906	8,392	8,340	—	(52)
Expiring 07/26/18	Morgan Stanley	JPY	2,933	27,000	26,995	—	(5)
Malaysian Ringgit,
Expiring 05/22/18	Barclays Capital Group	MYR	384	98,584	97,910	—	(674)
Mexican Peso,
Expiring 06/28/18	Morgan Stanley	MXN	761	41,000	40,285	—	(715)
Expiring 06/28/18	Morgan Stanley	MXN	4,006	213,010	212,193	—	(817)
Expiring 01/29/19	UBS AG	MXN	1,879	95,000	96,313	1,313	—
Expiring 01/29/19	UBS AG	MXN	2,075	105,000	106,378	1,378	—

See Notes to Financial Statements.

PGIM International Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 07/13/18	Citigroup Global Markets	TWD	763	$26,000	$25,915	$—	$(85)
Expiring 07/13/18	Citigroup Global Markets	TWD	1,106	38,000	37,586	—	(414)
Expiring 07/13/18	Toronto Dominion	TWD	1,159	40,000	39,380	—	(620)
Expiring 07/13/18	UBS AG	TWD	853	29,000	28,990	—	(10)
Expiring 07/13/18	UBS AG	TWD	859	29,000	29,194	194	—
Expiring 07/13/18	UBS AG	TWD	1,020	35,000	34,662	—	(338)
Expiring 07/13/18	UBS AG	TWD	1,631	56,000	55,439	—	(561)
Expiring 07/13/18	UBS AG	TWD	2,003	68,000	68,067	67	—
Expiring 07/13/18	UBS AG	TWD	2,278	78,000	77,414	—	(586)
Norwegian Krone,
Expiring 07/24/18	Bank of America	NOK	1,377	178,097	172,262	—	(5,835)
Peruvian Nuevo Sol,
Expiring 07/13/18	Citigroup Global Markets	PEN	100	30,959	30,730	—	(229)
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	5,076	97,000	97,862	862	—
Expiring 06/14/18	Deutsche Bank AG	PHP	3,623	69,555	69,856	301	—
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	913	269,599	260,569	—	(9,030)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	2,602	41,764	40,942	—	(822)
Expiring 07/13/18	Barclays Capital Group	RUB	6,328	108,651	99,590	—	(9,061)
Singapore Dollar,
Expiring 05/11/18	Bank of America	SGD	202	152,142	152,555	413	—
Expiring 05/11/18	Deutsche Bank AG	SGD	202	152,450	152,554	104	—
Expiring 05/11/18	Morgan Stanley	SGD	25	19,000	18,944	—	(56)
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	488	41,460	38,908	—	(2,552)
Expiring 06/12/18	Citigroup Global Markets	ZAR	253	20,799	20,194	—	(605)
Expiring 06/12/18	Toronto Dominion	ZAR	1,837	152,438	146,525	—	(5,913)
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	73,250	69,522	68,599	—	(923)
Expiring 05/09/18	Deutsche Bank AG	KRW	236,266	218,582	221,262	2,680	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	945	30,000	29,953	—	(47)
Expiring 05/11/18	Citigroup Global Markets	THB	981	31,000	31,089	89	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,326	42,000	42,032	32	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,509	48,000	47,827	—	(173)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht, (cont’d.)
Expiring 05/11/18	Citigroup Global Markets	THB	2,300	$74,000	$72,912	$—	$(1,088)
Expiring 05/11/18	Citigroup Global Markets	THB	5,822	184,799	184,536	—	(263)
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	117	27,816	28,449	633	—
Expiring 06/12/18	Barclays Capital Group	TRY	280	69,099	68,064	—	(1,035)
Expiring 06/12/18	Citigroup Global Markets	TRY	11	2,800	2,778	—	(22)
Expiring 06/12/18	Citigroup Global Markets	TRY	38	9,685	9,200	—	(485)
Expiring 06/12/18	Citigroup Global Markets	TRY	56	13,730	13,482	—	(248)
Expiring 06/12/18	Citigroup Global Markets	TRY	172	41,883	41,808	—	(75)
Expiring 06/12/18	Citigroup Global Markets	TRY	198	48,071	48,049	—	(22)
Expiring 06/12/18	Citigroup Global Markets	TRY	225	55,611	54,594	—	(1,017)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	219	52,500	53,104	604	—

				$6,448,961	$6,344,265	$16,591	$(121,287)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	BNP Paribas	ARS	516	$25,162	$25,064	$98	$—
Expiring 05/03/18	Citigroup Global Markets	ARS	1,203	58,713	58,462	251	—
Expiring 05/03/18	Citigroup Global Markets	ARS	923	44,925	44,849	76	—
Australian Dollar,
Expiring 07/12/18	Bank of America	AUD	156	119,959	117,296	2,663	—
Expiring 07/12/18	Citigroup Global Markets	AUD	90	69,258	67,827	1,431	—
Expiring 07/12/18	JPMorgan Chase	AUD	128	96,310	96,061	249	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	284	82,798	81,063	1,735	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	613	175,854	175,048	806	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	207	61,033	59,071	1,962	—
Expiring 05/03/18	UBS AG	BRL	124	36,000	35,360	640	—
Expiring 07/03/18	BNP Paribas	BRL	243	69,042	68,937	105	—
Expiring 07/31/18	Barclays Capital Group	BRL	220	66,703	62,190	4,513	—
Expiring 09/28/18	Morgan Stanley	BRL	314	90,000	88,392	1,608	—
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	211	58,000	58,470	—	(470)

See Notes to Financial Statements.

PGIM International Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 07/26/18	Bank of America	GBP	2,237	$3,135,477	$3,093,477	$42,000	$—
Expiring 07/26/18	Citigroup Global Markets	GBP	53	74,000	73,040	960	—
Canadian Dollar,
Expiring 07/12/18	Bank of America	CAD	346	271,154	269,656	1,498	—
Expiring 07/12/18	Morgan Stanley	CAD	102	80,000	79,922	78	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	19,962	33,000	32,539	461	—
Expiring 07/13/18	Barclays Capital Group	CLP	16,182	26,669	26,378	291	—
Expiring 07/13/18	Barclays Capital Group	CLP	7,825	12,845	12,754	91	—
Expiring 07/13/18	Citigroup Global Markets	CLP	18,103	29,685	29,510	175	—
Expiring 07/13/18	UBS AG	CLP	16,804	28,000	27,392	608	—
Chinese Renminbi,
Expiring 07/24/18	Citigroup Global Markets	CNH	2	385	382	3	—
	Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	91,392	32,000	32,516	—	(516)
Czech Koruna,
Expiring 07/12/18	Morgan Stanley	CZK	373	18,000	17,694	306	—
Expiring 07/12/18	UBS AG	CZK	1,463	69,348	69,337	11	—
Euro,
Expiring 07/26/18	Barclays Capital Group	EUR	10	12,215	12,000	215	—
Expiring 07/26/18	Citigroup Global Markets	EUR	114	138,696	138,809	—	(113)
Expiring 07/26/18	Citigroup Global Markets	EUR	49	60,000	59,895	105	—
Expiring 07/26/18	Morgan Stanley	EUR	47	57,000	56,549	451	—
Expiring 07/26/18	Morgan Stanley	EUR	32	39,000	38,555	445	—
Expiring 07/26/18	UBS AG	EUR	15,626	19,222,036	19,000,022	222,014	—
Expiring 02/25/19	Citigroup Global Markets	EUR	100	126,865	123,901	2,964	—
Hungarian Forint,
Expiring 07/24/18	Morgan Stanley	HUF	8,737	34,000	33,823	177	—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	742	210,394	207,237	3,157	—

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 07/12/18	JPMorgan Chase	JPY	1,085	$9,997	$9,973	$24	$—
Expiring 07/26/18	Citigroup Global Markets	JPY	7,501	69,386	69,037	349	—
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	640	34,000	33,892	108	—
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	11,453	395,257	389,227	6,030	—
New Zealand Dollar,
Expiring 07/12/18	Citigroup Global Markets	NZD	740	540,247	520,644	19,603	—
Norwegian Krone,
Expiring 07/24/18	Morgan Stanley	NOK	103	13,000	12,920	80	—
Peruvian Nuevo Sol,
Expiring 07/13/18	UBS AG	PEN	58	18,000	17,911	89	—
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	3,922	75,000	75,608	—	(608)
Expiring 06/14/18	Barclays Capital Group	PHP	3,639	68,912	70,162	—	(1,250)
Expiring 06/14/18	Barclays Capital Group	PHP	1,938	37,000	37,361	—	(361)
Expiring 06/14/18	Barclays Capital Group	PHP	1,786	34,000	34,430	—	(430)
Expiring 06/14/18	Barclays Capital Group	PHP	1,105	21,000	21,304	—	(304)
Expiring 06/14/18	Deutsche Bank AG	PHP	2,255	42,998	43,479	—	(481)
Polish Zloty,
Expiring 07/24/18	Morgan Stanley	PLN	199	57,000	56,761	239	—
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	2,778	43,800	43,717	83	—
Expiring 07/13/18	Barclays Capital Group	RUB	2,425	38,700	38,159	541	—
Expiring 07/13/18	Barclays Capital Group	RUB	2,037	33,525	32,061	1,464	—
Singapore Dollar,
Expiring 05/11/18	Morgan Stanley	SGD	80	61,000	60,285	715	—
Expiring 05/11/18	Morgan Stanley	SGD	33	25,000	25,039	—	(39)
Expiring 05/11/18	Morgan Stanley	SGD	28	21,000	20,969	31	—
Expiring 05/11/18	Morgan Stanley	SGD	24	18,000	18,045	—	(45)
South African Rand,
Expiring 06/12/18	Morgan Stanley	ZAR	540	43,000	43,044	—	(44)
Expiring 09/28/18	JPMorgan Chase	ZAR	110	8,967	8,672	295	—
South Korean Won,
Expiring 05/09/18	BNP Paribas	KRW	61,493	57,000	57,588	—	(588)
Expiring 05/09/18	BNP Paribas	KRW	31,878	30,000	29,854	146	—
Expiring 05/09/18	BNP Paribas	KRW	27,103	25,000	25,381	—	(381)
Expiring 05/09/18	Citigroup Global Markets	KRW	47,153	44,000	44,158	—	(158)

See Notes to Financial Statements.

PGIM International Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona,
Expiring 07/24/18	Bank of America	SEK	1,796	$215,600	$206,559	$9,041	$—
Swiss Franc,
Expiring 07/24/18	Bank of America	CHF	706	728,320	718,298	10,022	—
Expiring 07/24/18	JPMorgan Chase	CHF	14	14,000	13,857	143	—
Expiring 07/24/18	Toronto Dominion	CHF	52	53,756	52,475	1,281	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	2,431	78,000	77,068	932	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,384	44,000	43,868	132	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,320	42,000	41,827	173	—
Expiring 05/11/18	Citigroup Global Markets	THB	787	25,000	24,951	49	—
Expiring 05/11/18	Citigroup Global Markets	THB	628	20,000	19,895	105	—
Expiring 05/11/18	Citigroup Global Markets	THB	534	17,000	16,933	67	—
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	163	41,234	39,683	1,551	—
Expiring 06/12/18	UBS AG	TRY	278	68,879	67,470	1,409	—
Expiring 06/12/18	UBS AG	TRY	271	68,640	65,715	2,925	—
Expiring 06/12/18	UBS AG	TRY	221	55,104	53,595	1,509	—
Expiring 06/12/18	UBS AG	TRY	165	41,301	39,953	1,348	—
Expiring 04/30/19	BNP Paribas	TRY	108	24,932	23,799	1,133	—
Expiring 04/30/19	BNP Paribas	TRY	23	5,330	5,089	241	—
Expiring 04/30/19	Morgan Stanley	TRY	75	16,325	16,555	—	(230)

				$28,188,736	$27,840,749	354,005	(6,018)

						$370,596	$(127,305)

See Notes to Financial Statements.

28

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/12/2018	Buy	CAD	88	JPY	7,354	$821	$—	Barclays Capital Group
07/24/2018	Buy	CHF	264	EUR	221	136	—	Citigroup Global Markets
09/28/2018	Buy	EUR	50	ZAR	784	—	(561)	BNP Paribas
09/28/2018	Buy	ZAR	894	EUR	51	8,010	—	Citigroup Global Markets
04/30/2019	Buy	EUR	107	TRY	520	19,078	—	BNP Paribas
04/30/2019	Buy	TRY	726	EUR	130	—	(2,568)	Citigroup Global Markets

						$28,045	$(3,129)

Credit default swap agreements outstanding at April 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Argentina	06/20/18	5.000%(Q)	100	0.765%	$(1,179)	$(4,289)	$3,110	BNP Paribas

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	70	1.305%	$(158)	$(209)	$51	Citigroup Global Markets
Federation of Russia	12/20/22	1.000%(Q)	50	1.223%	(419)	(125)	(294)	Citigroup Global Markets
Federation of Russia	06/20/23	1.000%(Q)	200	1.318%	(2,743)	(3,983)	1,240	Morgan Stanley
Federation of Russia	06/20/23	1.000%(Q)	150	1.318%	(2,057)	(2,497)	440	Morgan Stanley
Federation of Russia	06/20/23	1.000%(Q)	60	1.318%	(823)	(1,176)	353	BNP Paribas
Federation of Russia	12/20/26	1.000%(Q)	100	1.835%	(5,851)	(10,974)	5,123	Barclays Capital Group
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	2.656%	(7,184)	(16,415)	9,231	Citigroup Global Markets

See Notes to Financial Statements.

PGIM International Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Hungary	06/20/22	1.000%(Q)	450	0.635%	$6,940	$(2,888)	$9,828	Citigroup Global Markets
Republic of Ireland	06/20/27	1.000%(Q)	100	0.406%	4,840	2,524	2,316	Morgan Stanley
Republic of Panama	06/20/22	1.000%(Q)	100	0.468%	2,205	852	1,353	Citigroup Global Markets
State Bank of India	06/20/18	1.000%(Q)	100	0.148%	237	121	116	Morgan Stanley
State of Illinois^	12/20/22	1.000%(Q)	100	*	(3,042)	(4,071)	1,029	Citigroup Global Markets
State of Illinois^	12/20/24	1.000%(Q)	100	*	(7,809)	(6,999)	(810)	Goldman Sachs & Co.

					$(15,864)	$(45,840)	$29,976

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.28.V2	12/20/22	1.000%(Q)		1,116	$(46,070)	$(9,764)	$36,306
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		850	51,765	63,748	11,983
Itraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	800	107,812	115,682	7,870
Itraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	600	76,260	81,492	5,232

					$189,767	$251,158	$61,391

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		311	$(142)	$(510)	$(368)
Itraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	235	(1,024)	(2,793)	(1,769)

					$(1,166)	$(3,303)	$(2,137)

See Notes to Financial Statements.

30

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%(Q)	485	$(550)	$(20,957)	$20,407	Citigroup Global Markets
CMBX.NA.6.AA	05/11/63	1.500%(Q)	200	1,348	(1,136)	2,484	JPMorgan Chase

				$798	$(22,093)	$22,891

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

See Notes to Financial Statements.

PGIM International Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Inflation Swap Agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	90	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(1,056)	$(1,056)
EUR	310	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(3,456)	(3,456)
EUR	325	03/15/23	1.345%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,481)	(1,481)
EUR	45	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	742	742
EUR	150	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,192	2,192
EUR	160	03/15/28	1.512%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	910	910
GBP	20	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	752	752
GBP	15	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(613)	(613)
GBP	5	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	529	529
GBP	5	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(971)	(971)

					$—	$(2,452)	$(2,452)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$904	$904
AUD	500	03/07/23	2.600%(S)	6 Month BBSW(1)(S)	112	(628)	(740)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	1,328	1,332
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	925	930
BRL	756	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	20,048	20,048
BRL	925	01/02/23	10.470%(T)	1 Day BROIS(2)(T)	—	25,730	25,730
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	(332)	(332)
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	8,529	8,529
CAD	3,500	12/22/18	1.178%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(15,390)	(15,390)
CAD	195	06/20/19	1.265%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(1,427)	(1,427)

See Notes to Financial Statements.

32

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
CAD	2,935	07/26/19	1.605%(S)	3 Month Canadian Bankers Acceptance(2)(S)	$(2,306)	$(13,529)	$(11,223)
CAD	615	01/09/20	1.716%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(667)	(3,573)	(2,906)
CAD	330	04/05/22	1.445%(S)	3 Month Canadian Bankers Acceptance(1)(S)	3	9,938	9,935
CAD	940	03/22/23	2.480%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1,178)	(400)	778
CAD	110	05/30/37	2.240%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(82)	(7,175)	(7,093)
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1)	(378)	(377)
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(8,007)	(12,582)	(4,575)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Bankers Acceptance(1)(S)	—	730	730
CHF	670	02/23/23	0.040%(A)	6 Month CHF LIBOR(2)(S)	2,089	2,014	(75)
CHF	80	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	—	(669)	(669)
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	(418)	(418)
CHF	160	10/05/37	—(3)	—(3)	—	(55)	(55)
CZK	12,400	04/24/20	1.198%(A)	3 Month PRIBOR(1)(Q)	(97)	(561)	(464)
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	223	239
EUR	9,950	08/11/19	(0.238)%(A)	3 Month EURIBOR(2)(Q)	1,544	(1,326)	(2,870)
EUR	624	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	366	366
EUR	1,165	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(1,093)	1,869	2,962
EUR	500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	3,234	3,234
EUR	295	11/23/22	0.197%(A)	6 Month EURIBOR(1)(S)	—	1,961	1,961
EUR	127	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	(1,529)	(1,529)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(89,832)	(95,694)	(5,862)
EUR	160	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	879	879
EUR	160	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(1,007)	(1,007)
EUR	305	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	2,240	2,240
EUR	50	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(2,308)	(2,237)	71
EUR	550	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	2,553	2,553
EUR	550	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(137)	(2,903)	(2,766)
EUR	170	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	1,249	1,249
EUR	170	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(920)	(920)
EUR	45	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	879	879
EUR	160	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	1,336	1,336
EUR	160	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,295)	(1,295)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(36)	(36)

See Notes to Financial Statements.

PGIM International Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	$—	$21	$21
GBP	220	12/07/27	1.364%(A)	1 Day SONIA(1)(A)	(539)	(3,437)	(2,898)
GBP	320	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	(1,845)	(14,734)	(12,889)
GBP	125	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(4,423)	(6,669)	(2,246)
GBP	40	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	730	(176)	(906)
GBP	165	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	(8,280)	1,699	9,979
GBP	25	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(920)	(173)	747
HUF	95,000	01/12/27	4.150%(S)	6 Month BUBOR(2)(S)	—	23,548	23,548
INR	7,000	12/05/22	6.550%(S)	1 Day MIBOR(2)(S)	(2)	(713)	(711)
JPY	75,000	11/24/22	0.096%(S)	6 Month JPY LIBOR(1)(S)	—	272	272
JPY	27,000	01/04/23	0.115%(S)	6 Month JPY LIBOR(2)(S)	—	63	63
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	(8,864)	(2,572)
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	(4,823)	(4,823)
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	390	390
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	(1,353)	(1,353)
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	1,069	1,069
JPY	45,000	12/22/41	0.732%(S)	6 Month JPY LIBOR(2)(S)	—	(5,297)	(5,297)
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	(9)	(9)
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	794	794
MXN	935	12/09/26	7.780%(M)	28 Day Mexican Interbank Rate(2)(M)	(972)	219	1,191
MXN	5,580	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	1,358	(10,491)	(11,849)
NOK	14,900	11/23/22	1.373%(A)	6 Month NIBOR(2)(S)	(11,762)	(34,573)	(22,811)
NZD	300	05/01/20	3.628%(S)	3 Month New Zealand Bank Bill(2)(Q)	8,462	8,478	16
NZD	470	01/10/27	3.420%(S)	3 Month New Zealand Bank Bill(2)(Q)	—	10,943	10,943
PLN	700	06/13/22	2.220%(A)	6 Month WIBOR(2)(S)	57	2,342	2,285
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	7,525	7,525
SEK	6,100	02/23/23	0.575%(A)	3 Month STIBOR(1)(Q)	(1,185)	(3,737)	(2,552)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	1,169	1,169
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	4,606	4,606
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(3,131)	(3,131)
	20,000	01/30/19	2.135%(A)	1 Day USOIS(1)(A)	—	2,642	2,642
	2,190	02/15/19	1.820%(A)	1 Day USOIS(1)(A)	—	2,190	2,190
	215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,338	1,649
	11,900	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,915)	111,637	113,552
	1,495	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	448	9,186	8,738
	2,770	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	2,935	19,572	16,637
	1,695	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	618	8,772	8,154

See Notes to Financial Statements.

34

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
	845	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	$8	$3,066	$3,058
	855	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	2,127	2,130
	720	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	299	299
	230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	1,117	1,117
	185	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	2	958	956
	740	03/15/23	2.786%(S)	3 Month LIBOR(1)(Q)	822	3,033	2,211
	290	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(35)	(1,301)	(1,266)
	280	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	(9,101)	(9,101)
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	21,467	21,467
	4,435	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	16,556	189,970	173,414
	490	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	20,825	19,930
	1,230	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	4,442	43,703	39,261
	500	02/14/25	—(4)	—(4)	—	(47)	(47)
	1,185	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	1,354	6,961	5,607
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	6,384	6,384
	310	03/26/28	2.884%(S)	3 Month LIBOR(1)(Q)	71	2,020	1,949
	150	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	7,254	7,254
	110	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	(36)	(860)	(824)
	70	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(6,137)	(6,137)
	60	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	5,611	5,611
ZAR	3,800	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	619	619
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(13)	3,923	3,936
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34)	6,658	6,692

					$(101,794)	$351,715	$453,509

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
AED	1,700	04/05/21	3.005%(A)	3 Month EIBOR(1)(Q)	$1,125	$—	$1,125	BNP Paribas
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	2	—	2	Morgan Stanley
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	1,012	—	1,012	Morgan Stanley
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	403	—	403	Morgan Stanley
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	536	—	536	Morgan Stanley
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	313	—	313	Morgan Stanley
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	1,305	—	1,305	Morgan Stanley
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	1,525	—	1,525	Morgan Stanley
ILS	2,445	11/20/21	0.915%(A)	3 Month TELBOR(1)(Q)	466	—	466	BNP Paribas

See Notes to Financial Statements.

PGIM International Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d.):
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	$10,020	$—	$10,020	Citigroup Global Markets
ILS	1,000	11/21/27	2.800%(A)	3 Month TELBOR(2)(Q)	452	—	452	BNP Paribas
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	(32,182)	(19)	(32,163)	Citigroup Global Markets
SAR	1,700	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	(912)	—	(912)	BNP Paribas
SAR	950	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	388	—	388	BNP Paribas
SAR	730	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	1,267	—	1,267	BNP Paribas
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	1,537	(33)	1,570	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	(1,402)	26	(1,428)	Deutsche Bank AG

					$(14,145)	$(26)	$(14,119)

Cash of $66,000 and a security with a market value of $779,650 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$3,523	$(75,771)	$77,465	$(35,607)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

36

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$1,161,692	$—
Netherlands	—	1,207,791	301,900
United States	—	98,478	—
Corporate Bonds
Australia	—	126,464	—
China	—	248,047	—
Germany	—	806,537	—
Ireland	—	126,708	—
Italy	—	131,740	—
Mexico	—	139,900	—
Netherlands	—	422,184	—
Russia	—	124,644	—
Spain	—	255,359	—
Supranational Bank	—	104,282	—
United Kingdom	—	1,384,367	—
United States	—	2,499,132	—
Residential Mortgage-Backed Securities	—	1,214,670	167,000
Sovereign Bonds
Argentina	—	359,721	—
Belgium	—	843,810	—
Brazil	—	394,592	—
Bulgaria	—	355,066	—
Canada	—	193,166	—
Colombia	—	276,781	—
Cyprus	—	664,058	—
France	—	575,110	—
Germany	—	95,503	—
Greece	—	1,167,405	—
Hungary	—	121,497	—
Indonesia	—	449,974	—
Ireland	—	207,070	—
Israel	—	123,127	—
Italy	—	2,449,673	—
Lithuania	—	215,078	—
Mexico	—	261,687	—
Peru	—	289,002	—
Portugal	—	814,720	—
Romania	—	246,773	—
Senegal	—	119,707	—
South Korea	—	230,587	143,063
Spain	—	2,191,833	—

See Notes to Financial Statements.

PGIM International Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Turkey	$—	$219,746	$—
United Kingdom	—	1,521,268	—
U.S. Government Agency Obligation	—	19,631	—
Affiliated Mutual Fund	1,129,379	—	—
Options Purchased	—	52,561	—
Options Written	—	(44,305)	(1,597)
Other Financial Instruments*
Futures Contracts	(68,727)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	243,291	—
OTC Cross Currency Exchange Contracts	—	24,916	—
OTC Credit Default Swap Agreements	—	(5,394)	(10,851)
Centrally Cleared Credit Default Swap Agreements	—	59,254	—
Centrally Cleared Inflation Swap Agreements	—	(2,452)	—
Centrally Cleared Interest Rate Swap Agreements	—	453,509	—
OTC Interest Rate Swap Agreements	—	(14,145)	—

Total	$1,060,652	$25,225,815	$599,515

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Residential Mortgage— Backed Securities	Sovereign Bonds	Options Written	Credit Default Swap Agreements
Balance as of 10/31/2017	$582,425	$—	$139,604	$—	$—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	10,051	—	3,974	(1,173)	219
Purchases/Exchanges/Issuances	—	167,000	—	(424)	(11,070)
Sales/Paydowns	—	—	—	—	—
Accrued discounts/premiums	636	—	(515)	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(291,212)	—	—	—	—

Balance as of 04/30/2018	$301,900	$167,000	$143,063	$(1,597)	$(10,851)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$10,051	$—	$3,974	$(1,173)	$219

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

38

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities–Collateralized Loan Obligations	$301,900	Pricing at Cost	Unadjusted Purchase Price
Residential Mortgage–Backed Securities	167,000	Market Approach	Single Broker Indicative Quote
Sovereign Bonds	143,063	Evaluated Bid	Comparable Security Data
Options Written	(1,597)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	(10,851)	Market Approach	Single Broker Indicative Quote

	$599,515

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$291,212	L3 to L2	Cost to Evaluated Bid

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Sovereign Bonds	52.9%
Collateralized Loan Obligations	9.7
Residential Mortgage-Backed Securities	5.0
Affiliated Mutual Fund	4.1
Banks	2.5
Media	2.3
Insurance	1.8
Healthcare-Products	1.8
Entertainment	1.5
Auto Parts & Equipment	1.4
Retail	1.0
Oil & Gas	1.0
Electric	0.9
Pharmaceuticals	0.9
Software	0.9
Foods	0.8
Auto Manufacturers	0.7
Diversified Financial Services	0.5
Packaging & Containers	0.5
Telecommunications	0.5%
Real Estate Investment Trusts (REITs)	0.5
Electrical Components & Equipment	0.5
Apparel	0.5
Forest Products & Paper	0.5
Commercial Services	0.5
Lodging	0.4
Household Products/Wares	0.4
Electronics	0.4
Multi-National	0.4
Automobiles	0.4
Options Purchased	0.2
U.S. Government Agency Obligation	0.1

95.5
Options Written	(0.1)
Other assets in excess of liabilities	4.6

100.0%

See Notes to Financial Statements.

PGIM International Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker— variation margin swaps	$61,391	*	Due from/to broker— variation margin swaps	$2,137	*
Credit contracts	Premiums paid for OTC swap agreements	3,497		Premiums received for OTC swap agreements	75,719
Credit contracts	Unaffiliated investments	2,485		Options written outstanding, at value	4,703
Credit contracts	Unrealized appreciation on OTC swap agreements	57,081		Unrealized depreciation on OTC swap agreements	1,104
Foreign exchange contracts	Unaffiliated investments	45,792		Options written outstanding, at value	35,318
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	28,045		Unrealized depreciation on OTC cross currency exchange contracts	3,129
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	370,596		Unrealized depreciation on OTC forward foreign currency exchange contracts	127,305
Interest rate contracts	Due from/to broker—variation margin futures	61,141	*	Due from/to broker—variation margin futures	129,868	*
Interest rate contracts	Due from/to broker—variation margin swaps	612,085	*	Due from/to broker—variation margin swaps	161,028	*
Interest rate contracts	Premiums paid for OTC swap agreements	26		Premiums received for OTC swap agreements	52
Interest rate contracts	Unaffiliated investments	4,284		Options written outstanding, at value	5,881
Interest rate contracts	Unrealized appreciation on OTC swap agreements	20,384		Unrealized depreciation on OTC swap agreements	34,503

Total		$1,266,807			$580,747

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

40

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(19,368)	$31,007	$—	$—	$8,297
Foreign exchange contracts	(15,547)	16,160	—	(704,520)	—
Interest rate contracts	(10,841)	10,400	(265,880)	—	73,419

Total	$(45,756)	$57,567	$(265,880)	$(704,520)	$81,716

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$9,265	$644	$—	$—	$73,110
Foreign exchange contracts	(15,776)	10,946	—	5,311	—
Interest rate contracts	5,880	(6,145)	(71,597)	—	345,665

Total	$(631)	$5,445	$(71,597)	$5,311	$418,775

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Futures Contracts— Short Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$78,941	$37,920,221	$19,125,031	$20,544,771	$7,486,729	$29,800,360

See Notes to Financial Statements.

PGIM International Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows (continued):

Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)
$1,004,788	$986,595	$4,250,879	$326,000	$1,645,768	$93,483,979

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$65,637	$(8,649)	$56,988	$—	$56,988
Barclays Capital Group	25,749	(36,758)	(11,009)	—	(11,009)
BNP Paribas	27,962	(28,123)	(161)	—	(161)
Citigroup Global Markets	129,541	(113,530)	16,011	—	16,011
Deutsche Bank AG	4,681	(13,139)	(8,458)	—	(8,458)
Goldman Sachs & Co.	3,372	(8,819)	(5,447)	—	(5,447)
Hong Kong & Shanghai Bank	—	(2,385)	(2,385)	—	(2,385)
JPMorgan Chase	7,255	(8,323)	(1,068)	—	(1,068)
Morgan Stanley	20,267	(37,931)	(17,664)	—	(17,664)
Toronto Dominion	1,281	(6,533)	(5,252)	—	(5,252)
UBS AG	246,445	(23,524)	222,921	(190,000)	32,921

	$532,190	$(287,714)	$244,476	$(190,000)	$54,476

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

42

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $22,742,158)	$25,123,104
Affiliated investments (cost $1,129,379)	1,129,379
Cash	17,739
Foreign currency, at value (cost $437,577)	425,305
Unrealized appreciation on OTC forward foreign currency exchange contracts	370,596
Deposit with broker for futures	341,227
Interest receivable	221,955
Unrealized appreciation on OTC swap agreements	77,465
Deposit with broker for centrally cleared swaps	66,000
Unrealized appreciation on OTC cross currency exchange contracts	28,045
Due from broker—variation margin futures	16,434
Receivable for investments sold	8,672
Due from Manager	8,005
Premium paid for OTC swap agreements	3,523
Prepaid expenses	282

Total assets	27,837,731

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	127,305
Premium received for OTC swap agreements	75,771
Options written outstanding, at value (premiums received $68,709)	45,902
Unrealized depreciation on OTC swap agreements	35,607
Custodian and accounting fees payable	27,198
Audit fee payable	25,043
Accrued expenses and other liabilities	7,858
Due to broker—variation margin swaps	4,913
Payable for investments purchased	3,681
Unrealized depreciation on OTC cross currency exchange contracts	3,129
Payable for Fund shares reacquired	150
Affiliated transfer agent fee payable	49
Distribution fee payable	29

Total liabilities	356,635

Net Assets	$27,481,096

Net assets were comprised of:
Shares of beneficial interest, at par	$2,610
Paid-in capital in excess of par	25,158,075

25,160,685
Distributions in excess of net investment income	(463,274)
Accumulated net realized loss on investment and foreign currency transactions	(357,287)
Net unrealized appreciation on investments and foreign currencies	3,140,972

Net assets, April 30, 2018	$27,481,096

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share, ($98,733 ÷ 9,380 shares of beneficial interest issued and outstanding)	$10.53
Maximum sales charge (4.50% of offering price)	0.50

Maximum offering price to public	$11.03

Class C
Net asset value, offering price and redemption price per share, ($10,735 ÷ 1,020 shares of beneficial interest issued and outstanding)	$10.52

Class Z
Net asset value, offering price and redemption price per share, ($162,264 ÷ 15,409 shares of beneficial interest issued and outstanding)	$10.53

Class R6
Net asset value, offering price and redemption price per share, ($27,209,364 ÷ 2,584,646 shares of beneficial interest issued and outstanding)	$10.53

See Notes to Financial Statements.

PGIM International Bond Fund	45

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income	$274,274
Affiliated dividend income	5,589

Total income	279,863

Expenses
Management fee	67,289
Distribution fee(a)	171
Custodian and accounting fees	64,998
Audit fee	25,043
Registration fees(a)	24,344
Shareholders’ reports	13,541
Legal fees and expenses	9,317
Trustees’ fees	5,911
Transfer agent’s fees and expenses (including affiliated expense of $123)(a)	167
Miscellaneous	5,918

Total expenses	216,699
Less: Fee waiver and/or expense reimbursement(a)	(116,939)

Net expenses	99,760

Net investment income (loss)	180,103

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	94,847
Futures transactions	(265,880)
Options written transactions	57,567
Swap agreements transactions	81,716
Forward and cross currency contract transactions	(704,520)
Foreign currency transactions	622,909

(113,361)

Net change in unrealized appreciation (depreciation) on:
Investments	155,184
Futures	(71,597)
Options written	5,445
Swap agreements	418,775
Forward and cross currency contracts	5,311
Foreign currencies	(21,304)

491,814

Net gain (loss) on investment and foreign currency transactions	378,453

Net Increase (Decrease) In Net Assets Resulting From Operations	$558,556

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	118	53	—	—
Registration fees	6,086	6,086	6,086	6,086
Transfer agent’s fees and expenses	77	21	42	27
Fee waiver and/or expense reimbursement	(6,487)	(6,142)	(6,539)	(97,771)

See Notes to Financial Statements.

46

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	December 14, 2016* through October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$180,103	$233,253
Net realized gain (loss) on investment and foreign currency transactions	(113,361)	(1,223,741)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	491,814	2,649,158

Net increase (decrease) in net assets resulting from operations	558,556	1,658,670

Dividends and Distributions
Dividends from net investment income
Class A	(1,032)	—
Class C	(77)	—
Class Z	(1,543)	—
Class R6	(322,492)	—

	(325,144)	—

Tax return of capital distributions
Class A	—	(771)
Class C	—	(130)
Class Z	—	(223)
Class R6	—	(553,162)

	—	(554,286)

Fund share transactions
Net proceeds from shares sold	156,301	25,119,515
Net asset value of shares issued in reinvestment of dividends and distributions	325,152	554,265
Cost of shares reacquired	(832)	(11,101)

Net increase (decrease) in net assets from share transactions	480,621	25,662,679

Total increase (decrease)	714,033	26,767,063

Net Assets:
Beginning of period	26,767,063	—

End of period(a)	$27,481,096	$26,767,063

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(463,274)	$(318,233)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM International Bond Fund	47

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on September 18, 1998. The Trust currently consists of five funds: PGIM Absolute Return Bond Fund and PGIM QMA Large-Cap Core Equity Fund, each of which are diversified funds and PGIM International Bond Fund, PGIM Select Real Estate Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM International Bond Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

48

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days.

During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows.

PGIM International Bond Fund	49

Notes to Financial Statements (unaudited) (continued)

In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

50

long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the

PGIM International Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

52

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection

PGIM International Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

54

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such

PGIM International Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

56

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.50% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.99% of average daily net assets for Class A shares, 1.74% of average daily net assets for Class C shares, 0.74% of average daily net assets for Class Z shares or 0.74% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest,

PGIM International Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The waiver and/or expense reimbursements exceeded the effective management fee rate for the six months ended April 30, 2018.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z, and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has not received any in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it did not receive any in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliated of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

58

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $5,110,828 and $6,399,384, respectively.

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, end of Period	Shares, end of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$212,885	$5,238,577	$4,322,083	$—	$—	$1,129,379	$1,129,379	$5,589

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$24,307,169

Gross Unrealized Appreciation	5,155,898
Gross Unrealized Depreciation	(2,577,085)

Net Unrealized Appreciation	$2,578,813

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

PGIM International Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds, owned 1,030 Class A shares, 1,020 Class C shares, 1,034 Class Z shares and 2,584,646 Class R6 shares of the Fund. At reporting period end, 1 shareholder of record held 99% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	594	$6,251
Shares issued in reinvestment of dividends and distributions	98	1,031
Shares reacquired	(79)	(832)

Net increase (decrease) in shares outstanding	613	$6,450

Period ended October 31, 2017*:
Shares sold	8,745	$89,467
Shares issued in reinvestment of dividends and distributions	74	771
Shares reacquired	(52)	(546)

Net increase (decrease) in shares outstanding	8,767	$89,692

60

Class C	Shares	Amount
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	7	$77

Net increase (decrease) in shares outstanding	7	$77

Period ended October 31, 2017*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	13	130

Net increase (decrease) in shares outstanding	1,013	$10,130

Class Z
Six months ended April 30, 2018:
Shares sold	14,236	$150,050
Shares issued in reinvestment of dividends and distributions	147	1,543

Net increase (decrease) in shares outstanding	14,383	$151,593

Period ended October 31, 2017*:
Shares sold	1,005	$10,048
Shares issued in reinvestment of dividends and distributions	21	223

Net increase (decrease) in shares outstanding	1,026	$10,271

Class R6
Six months ended April 30, 2018:
Shares issued in reinvestment of dividends and distributions	30,696	$322,501

Net increase (decrease) in shares outstanding	30,696	$322,501

Period ended October 31, 2017*:
Shares sold	2,501,000	$25,010,000
Shares issued in reinvestment of dividends and distributions	53,965	553,141
Shares reacquired**	(1,015)	(10,555)

Net increase (decrease) in shares outstanding	2,553,950	$25,552,586

*	Commencement of operations was December 14, 2016.
**	Includes affiliated redemption of 1,015 shares with a value of $10,555 for Class R6.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

PGIM International Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

62

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2018		December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.07
Net realized and unrealized gain (loss) on investments	0.14		0.57
Total from investment operations	0.20		0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		-
Tax return of capital	-		(0.20)
Total dividends and distributions	(0.11)		(0.20)
Net asset value, end of period	$10.53		$10.44
Total Return(c):	1.95%		6.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99		$91
Average net assets (000)	$95		$38
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	(e)	0.99%	(e)
Expenses before waivers and/or expense reimbursement	14.72%	(e)	3.39%	(e)
Net investment income (loss)	1.10%	(e)	0.85%	(e)
Portfolio turnover rate(g)	20%	(f)	66%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund	63

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2018		December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		-
Net realized and unrealized gain (loss) on investments	0.14		0.57
Total from investment operations	0.16		0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-
Tax return of capital	-		(0.13)
Total dividends and distributions	(0.08)		(0.13)
Net asset value, end of period	$10.52		$10.44
Total Return(c):	1.49%		5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.74%	(e)	1.74%	(e)
Expenses before waivers and/or expense reimbursement	118.05%	(e)	3.26%	(e)
Net investment income (loss)	0.34%	(e)	0.06%	(e)
Portfolio turnover rate(g)	20%	(f)	66%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

64

Class Z Shares
	Six Months Ended April 30, 2018		December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.09
Net realized and unrealized gain (loss) on investments	0.14		0.57
Total from investment operations	0.22		0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		-
Tax return of capital	-		(0.22)
Total dividends and distributions	(0.13)		(0.22)
Net asset value, end of period	$10.53		$10.44
Total Return(c):	2.08%		6.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162		$11
Average net assets (000)	$120		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74%	(e)	0.74%	(e)
Expenses before waivers and/or expense reimbursement	11.71%	(e)	2.24%	(e)
Net investment income (loss)	1.50%	(e)	1.09%	(e)
Portfolio turnover rate(g)	20%	(f)	66%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund	65

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2018		December 14, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.09
Net realized and unrealized gain (loss) on investments	0.15		0.57
Total from investment operations	0.22		0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		-
Tax return of capital	-		(0.22)
Total dividends and distributions	(0.13)		(0.22)
Net asset value, end of period	$10.53		$10.44
Total Return(c):	2.07%		6.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,209		$26,654
Average net assets (000)	$26,913		$25,767
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74%	(e)	0.74%	(e)
Expenses before waivers and/or expense reimbursement	1.47%	(e)	1.99%	(e)
Net investment income (loss)	1.34%	(e)	1.07%	(e)
Portfolio turnover rate(g)	20%	(f)	66%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM International Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INTERNATIONAL BOND FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PXBAX	PXBCX	PXBZX	PXBQX
CUSIP	74441J738	74441J720	74441J696	74441J712

*Formerly	known as Class Q shares.

MF234E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018